Exhibit 99.16

Loan Number	Original Balance	State	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Moodys Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade	Category	Breach Name	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors	General Comments
300042968	$649,600	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file		08/13/15: CDA provided reflecting a value of $815,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years in Field Borrower has 19 years in Field .

300042968	$649,600	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	The file is missing Servicing Disclosure Statement. Additional conditions may apply.	08/13/2015: Servicing Disclosure Statement	08/17/2015 The lender provided a copy of the servicing disclosure. Condition cleared.08/13/2015: Audit reviewed the lender rebuttal and found no attachment to download. Condition remains.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years in Field Borrower has 19 years in Field .

300042968	$649,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Missing Verbal Verification of Employment. A telephone confirmation of employment is required by guidelines.	08/13/2015: VOE	08/13/2015: Audit review of re-verified VOE, dated 06/08/2015, documentation submitted was within 10 days prior to the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years in Field Borrower has 19 years in Field .

300042968	$649,600	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Lease agreement	Missing current lease/rental agreement for rental property shown on the borrower's final 1003. Additional conditions may apply.	09/14/2015: Rent ledger 08/13/2015: Current Lease Agreement
09/15/2015: Audit received month to month lease and rent ledger from management company showing same tenant and $1300 per month. Condition cleared. 09/14/2015: Revised rejection - Please provide lease agreement and if the lease is on month-to-month, please provide canceled checks from Jan 2015 - May 2015 to verify no gaps > 60 days prior to loan consummation. Ledger provided would also be acceptable if we can verify a 3rd party created it.  Ledger is not on company letter head, does not have a stamp to validate who created it and is not signed by the 3rd party.  09/14/2015: Lender uploaded copy of ledger twice.  Ledger is not acceptable to satisfy QM requirements.  Lender must provide a current lease agreement.  Condition remains. 09/14/2015: Audit received rent ledger which does not satisfy QM requirements. Per QM a valid lease agreement is required. Please provide a current lease agreement. IF lease is on month-to-month, please ALSO provide canceled rents checks from Jan 2015 - May 2015 as the property is showing on the 2014 tax returns.  Both a lease agreement and evidence of deposits from the same tenants is required in order for the loan to be classified as a Qualified Mortgage. 08/13/2015: Audit review of Month to Month Rental Agreement dated 06/06/2011 documentation submitted is deemed unacceptable. Property address is NOT the REO listed on the 1003. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.22%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 747.; Years in Field Borrower has 19 years in Field .

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Agency/GSE Guideline	Missing evidence GFE provided to borrower in lieu of state disclosure of material terms	State of WA requires GFE provided to the borrower. The initial GFE was not provided within 3 business days of application date on 01/26/2015. GFE in file dated 03/13/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof that the subject property was identified on 3/10/2015. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL was not provided within 3 business days of application date on 01/26/2015. Initial TIL in file is dated 03/13/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof that the subject property was identified on 3/10/2015. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure was not provided within 3 business days of application date on 01/26/2015. HUD Homeownership Counseling Disclosure in file is dated 03/13/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof that the subject property was identified on 3/10/2015. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect GFE terms as disclosed - Material	The HUD-1 Comparison page 3 indicated a recording fee of $171.00 whereas the GFE in file reflects a $250.00 recording fee.		8/20/2015 Audit has reviewed this exception with Lead and determined it is non-material. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The Good Faith Estimate was not provided within 3 business days of application date on 01/26/2015. The GFE in file is dated 03/13/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof that the subject property was identified on 3/10/2015. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement was not provided within 3 business days of application date on 01/26/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof that the subject property was identified on 3/10/2015. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.
Notes in file indicate the property had two parcels.  Email on page 957 reflects the tax parcels were combined.  The appraisal indicated one tax parcel.  The mortgage indicates three parcels and the title indicates two parcels.  Provide document to substantiate email that parcels were combined and all document parcels to match.
																08/31/2015: Title 8/24/2015 Parcels Combined
08/31/2015:  Audit review of Final TIL Policy reflects main parcel along with two other parcels for common areas, documentation submitted is deemed acceptable. Condition cleared.
 8/24/2015 The lender provided documentation to indicate what parcel number was eliminated via proof of the parcel number being crossed out by hand on the warranty deed, tax affidavit. There is no explanation to indicate why the parcel number has been crossed out and what the resulting parcel number is. Please provide a detailed letter of explanation from the title company indicating why the numbers have been combined, what number was eliminated and what the final parcel number is. Documents in file will then be re-reviewed to for accuracy. Condition not cleared.

 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Borrower was qualified at monthly distribution amount without evidence of receipt. Lender notes indicated an exception would be required. No evidence of exception found in loan file.	09/01/2015: Rebuttal letter	09/01/2015: Audit has re-reviewed the file and determined the distribution letter from the borrowers financial adviser and the Portfolio Summary of IRA accounts is sufficient. Condition cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042965	$960,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing-A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,600,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum 87 month > 18 months required reserves. ; FICO is higher than guideline minimum 795 FICO > 720 FICO required per guidelines; CLTV is lower than guideline maximum 60.00% CLTV < 80.00% CLTV allowed per guidelines

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,00,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	The finance charge on the final TIL is under disclosed by $1,366.70. It appears the lender did not include the Loan Origination Fee of $940.00 or the Settlement Fee of $500.00.	08/31/2015: Final HUD1 8/24/2015 Final TIL
08/31/2015: Audit review of certified "HUD-1 Charges and Credits Breakdown" reflects lender credits for Origination fee and Settlement fee in the amount of $1,445. Loan is no longer under disclosed. Documentation submitted is deemed acceptable, condition cleared.
 8/24/2015 The lender provided a copy of the Final TIL that indicates the discount points are bona fide. Lender to provide a copy of the rate lock sheet from the day the loan was locked for a Bona Fide Compliance test to be completed. Condition not cleared.

 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	The file did not contain a signed final TIL. Additional conditions may apply.	8/19/2015 Final TIL	8/19/2015 The lender provided a copy of the final TIL. Compliance testing indicates a finance charge under disclosure. An addition condition has been added. This Condition is cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Right To Cancel Form	The Right to Cancel form in the file is not dated or signed. Additional conditions may apply.	8/19/2015 Right to Cancel	8/19/2015 The lender provided a signed and dated copy of the Right To Cancel. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Initial Escrow Account Disclosure not provided within 45 days of closing date
The initial escrow account disclosure in the file was not dated. Please provided the initial escrow account disclosure provided to the borrower within 45 days of closing. Additional conditions may apply.
																8/24/2015 Final TIL	8/24/2015 The lender provide proof of the date the disclosure was printed. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Note	The note in file is not signed or certified. Additional conditions may apply.	8/19/2015 Note	08/19/2015 The lender provided an executed copy of the Note. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The Assessor's Parcel number is not consistent between Appraisal, Title, and Mortgage.		8/13/2015 Audit re-reviewed the file and determined the number on the appraisal is the Assessors Parcel Number and the number on the title and mortgage is the Tax Account Number. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042960	$610,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Final Application (1003)	The loan file does not contain a Final Loan Application (1003). Additional conditions may apply.	8/19/2015 Final 1003	8/19/2015 The lender provided an executed copy of the final 1003. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 133 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 744.; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 34 months payment history with no late payments reported.

300042954	$800,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $2,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042954	$800,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Initial Escrow Account Disclosure not provided within 45 days of closing date	The initial escrow account disclosure in the file is not dated. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 04/24/2015. Condition cleared.
300042954	$800,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Provide Final HUD-1
Final HUD-1 is missing from the file. Unable to complete compliance review. In order to verify all estimated required third party fees and any tolerance cures, please provide the complete final HUD-1. Additional Conditions may apply.
																8/19/2015 HUD	8/19/2015 The lender provided a certified copy of the final HUD. Condition cleared.
300042954	$800,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	The LOE from the borrower states that the cash out is being used to payoff the spouses interest in the property due to a separation. Provide a copy of the separation agreement.
08/31/2015: Audit reviewed the applicable underwriting guides and have determined that the LOE and Quit Claim Deed are sufficient evidence to validate a refinance to buy out an owner's interest.  Condition cleared. 08/26/2015: Quit Claim Deed is not sufficient evidence to verify who was awarded rights to the property. Condition remains.

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN in Appraisal does not match Title and Note; (Correct APN in Title and Note)		8/21/2015 Audit re-review of the file determined the number on the mortgage and title is the tax account number and the number on the appraisal is an APN. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves
Insufficient reserves calculated: $386,924.51 to close + $50K EMD (EMD not verified in file that funds cleared)+  3 months liquid reserves  $22,284.63 + 21 months reserves $155,992.41 + 6 month reserves OREO $3709.20 = $618,910.75 to close out of which $459,209.14 needs to be liquid .   Assets verified $604,151.29 out of which $490,790.21 is liquid = total short $14,759.46.
																8/24/15 Rebuttal per guidelines, the 18 month reserves requirement has been met.
8/28/2015 Audit has reviewed the lenders rebuttal on concurs that sufficient funds have been verified. Audit has received updated guidelines dated 12/12/14 verifying 18 months reserves required instead of the 24 months that was initially required at time of the initial review. $386,924.51 to close + $50K EMD (EMD not verified in file that funds cleared)+  18 months reserves $133,707.78  (out of which 3 months must be liquid = $22,284.63)  + 6 month reserves  OREO $3709.20 = $574,341.49  to close out of which $459,209.14 needs to be liquid .   Assets verified $604,151.29 out of which $490,790.21 is liquid.    Condition cleared.
 8/25/15 Please provide the appropriate guidelines verifying only 18 months reserves are required.  Audit guidelines states 24 months are required.  Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Document Error
Please clarify if subject is located in a PUD.  There are CC&R's appearing on title and there is an addendum to the contract stating there are HOA fees pg 580 & 581 in the amount of $725 minimum annual.   No PUD Rider was attached to the mortgage nor did the appraiser verify if in a PUD, however appraiser did mention the HOA fees on pg 411.
																8/27/15 Appraisal
8/28/15 Received appraisal verifying subject property is located in a PUD.  Condition cleared, however please see addition condition that had to be added.   We will required a PUD Rider to the Deed of Trust and a PUD endorsement on the Title Policy.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Balance Sheets for 2014 & YTD 2015 not provided for co-borrower, required even if not using the income to qualify. (Required per Appendix Q - without evidence of these they will fail QM testing.)	09/10/2015: P&s/BS
09/10/2015: Audit review of Co-borrower's Balance Sheets for 2014 & YTD 2015 documentation submitted is deemed acceptable. Balance Sheets for 2014 & YTD 2015 reflect zero balance for both years. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Profit and Loss for 2014 & YTD 2015 not provided for co-borrower, required even if not using the income to qualify. (Required per Appendix Q - without evidence of these they will fail QM testing.)	09/10/2015: P&L/BS 8/19/2015 P&L
09/10/2015: Audit review of Co-borrower's Profit and Loss for 2014 & YTD 2015 documentation submitted is deemed acceptable. Profit and Loss for 2014 & YTD 2015 reflect zero balance for both years. Condition cleared.
 8/19/2015 The lender provided a copy of the P&L for the borrower. Provide a copy of the 2014 and YTD 2015 Profit and Loss for the co-borrowers Schedule C business. Condition not cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																8/19/2015 DOT	8/19/2015 The lender provided a copy of the recorded mortgage. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure provided in loan file is not dated. Need evidence that the disclosure was provided to the borrowers within 45 days of closing.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 05/14/2015. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage Rider
8/28/15 The following condition is being added due to updated appraisal that was provided verified that the subject property was located in a PUD.  Please provide a PUD Rider to the Deed of Trust and a PUD endorsement on the Title Policy.
																	09/14/2015: PUD Rider provided showing evidence of Re-Recording. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042953	$1,305,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/17/15: CDA provided reflecting a value of $1,740,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 761; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 12 months; credit report verifies 40 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.81%

300042952	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing-A CDA Report was not provided in file.		08/14/15: CDA provided reflecting a value of $1,900,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum Guides require 80% CLTV, subject loans is 52.77%; DTI is lower than guideline maximum Guides max is 43% DTI, borrower has 38.33%; Reserves are higher than guideline minimum Guides require 24 months reserves, borrower has 194.20 months

300042952	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment
Please provide 3rd party verification of employment for borrower's K-1 business that was used to qualify.  Borrower does not qualify on Trust, Dividend/Interest income solely.  A 3rd party verification must be obtained.
																08/28/2015: Lender provided verification of existence of one of the partnerships.	08/28/2015: Lender provided verification of existence of one of the partnerships. Audit re-reviewed income and borrowers income is from a trust and dividend/interest. Condition Cleared.
 CLTV is lower than guideline maximum Guides require 80% CLTV, subject loans is 52.77%; DTI is lower than guideline maximum Guides max is 43% DTI, borrower has 38.33%; Reserves are higher than guideline minimum Guides require 24 months reserves, borrower has 194.20 months

300042951	$790,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Missing 2015 YTD Profit & Loss and Balance Statement for business showing on Schedule C of the personal tax returns.	08/25/2015 Rebuttal	8/25/2015 Audit review of borrowers tax returns determined Schedule C business belongs to non-borrowing spouse. YTD P&L and Balance Sheet not required. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require18 months reserves, loan qualified with 60.60 months; Years in Field Borrower has 18 years in field

300042951	$790,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing 2015 YTD Profit & Loss for business showing on Schedule C of the personal tax returns.	08/25/2015 Rebuttal	8/25/2015 Audit review of borrowers tax returns determined Schedule C business belongs to non-borrowing spouse. YTD P&L and Balance Sheet not required. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require18 months reserves, loan qualified with 60.60 months; Years in Field Borrower has 18 years in field

300042951	$790,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing 2015 YTD Balance Statement for business showing on Schedule C of the personal tax returns.	08/25/2015 Rebuttal	8/25/2015 Audit review of borrowers tax returns determined Schedule C business belongs to non-borrowing spouse. YTD P&L and Balance Sheet not required. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require18 months reserves, loan qualified with 60.60 months; Years in Field Borrower has 18 years in field

300042951	$790,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,210,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 805; Reserves are higher than guideline minimum UW Guides require18 months reserves, loan qualified with 60.60 months; Years in Field Borrower has 18 years in field

300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $950,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Transfer Disclosure in file is dated 04/22/2015 and the application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 04/20/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in file is dated 03/11/2015 and the application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof of the application date of 04/20/2015 and Audit located the disclosure in the file dated 04/22/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in file is dated 03/11/2015 and the application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof of the application date of 04/20/2015 and Audit located the disclosure in the file dated 04/22/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Agency/GSE Guideline	Missing evidence GFE provided to borrower in lieu of state disclosure of material terms	The initial Good Faith Estimate in file is dated 04/22/2015 and the original application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 04/20/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in file is dated 04/22/2015 and the application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 04/20/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	The initial escrow disclosure in the file is not dated. Please provide the initial escrow account disclosure provided to the borrower within 45 days of the note date. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 05/18/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial Good Faith Estimate in file is dated 04/22/2015 and the original application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 04/20/2015. Condition cleared.
300042947	$600,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in file is dated 04/22/2015 whereas the original application date is 03/05/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 04/20/2015. Condition cleared.
300042943	$717,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,200,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042943	$717,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																8/19/2015 DOT 8/17/2015 DOT
8/19/2015 The lender provided a copy of the recorded mortgage. Condition cleared.8/17/2015 The lender provided a copy of the mortgage document, however it is not recorded. Please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence of that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.

300042935	$750,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation	The re-disclosed initial TIL was dated 05/27/2015 and the note date is 05/30/2015, which results in a MDIA violation.		8/21/2015 Audit re-reviewed the loan file and determined there is no MDIA violation as the APR did not increase over the allowable tolerance of .125%. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.72%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 499.60 months reserves

300042935	$750,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $1,450,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.72%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.10%; Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 499.60 months reserves

300042931	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage. Provide 2014 Year to Date Balance sheets for Company, number(s) 1,2,3,4,5,6,7,8,9 and 10.  The Balance sheets are required for the loan to meet QM Requirements. Balance sheets covering the period from 1/01/2014 - 12/31/2014 were not provided in file. Provide 2014 Year to Date Profit and Loss Statements for Company Number(s)4,5,6,7,8,9 and 10.  Year to Date profit and loss statements are required for the loan to meet QM Requirements. Profit and Loss statements covering the period from 1/01/2014 - 12/31/2014 for companies #4 through 10 were not provided in file.
																	9/8/2015 Audit review of lender provided CPA letter, Profit and Loss Statements and Balance sheets deemed acceptable. Condition cleared.
 Years Self Employed Borrower self-employed 15 years; Reserves are higher than guideline minimum 112 months PITIA reserves vs. 24 months required reserves; No Mortgage Lates 0 x 30 Mortgage history over 48 months. ; FICO is higher than guideline minimum 801 FICO is Greater than 720 miminum FICO.

300042931	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Provide 2014 Year to Date Profit and Loss Statements for Company Number(s)4,5,6,7,8,9 and 10.  Year to Date profit and loss statements are required for the loan to meet QM Requirements. Profit and Loss statements covering the period from 1/01/2014 - 12/31/2014 for companies #4 through 10 were not provided in file.
																09/04/2015: P&L and Balance sheets	9/8/2015 Audit review of lender provided CPA letter, Profit and Loss Statements and Balance sheets deemed acceptable. Condition cleared. 09/04/2015: e-mailed, please advise
 Years Self Employed Borrower self-employed 15 years; Reserves are higher than guideline minimum 112 months PITIA reserves vs. 24 months required reserves; No Mortgage Lates 0 x 30 Mortgage history over 48 months. ; FICO is higher than guideline minimum 801 FICO is Greater than 720 miminum FICO.

300042931	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Provide 2014 Year to Date Balance sheets for Company, number(s) 1,2,3,4,5,6,7,8,9 and 10.  The Balance sheets are required for the loan to meet QM Requirements. Balance sheets covering the period from 1/01/2014 - 12/31/2014 were not provided in file.
																09/04/2015: P&L and Balance sheets	9/8/2015 Audit review of lender provided CPA letter, Profit and Loss Statements and Balance sheets deemed acceptable. Condition cleared. 09/04/2015: e-mailed, please advise
 Years Self Employed Borrower self-employed 15 years; Reserves are higher than guideline minimum 112 months PITIA reserves vs. 24 months required reserves; No Mortgage Lates 0 x 30 Mortgage history over 48 months. ; FICO is higher than guideline minimum 801 FICO is Greater than 720 miminum FICO.

300042931	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/18/15: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years Self Employed Borrower self-employed 15 years; Reserves are higher than guideline minimum 112 months PITIA reserves vs. 24 months required reserves; No Mortgage Lates 0 x 30 Mortgage history over 48 months. ; FICO is higher than guideline minimum 801 FICO is Greater than 720 miminum FICO.

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		08/18/15: CDA provided reflecting a value of $2,135,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Missing 2014/2015 YTD P&L Statement for self-employed business showing as a pass through partnership on the 1065 tax returns.  Missing 2014/2015 YTD P&L Statement for owner of self-employed business listed on the application.

8/20/2015 Audit review of tax returns verified company is a pass through entity and any profit or loss would be reported on the parent Partnership Company's Profit and Loss statement. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient Reserves
08/31/2015: Loan file was switched to a cash out refi requiring 18 months reserves on the subject. Reserves Required on subject $88,515.13 + reserves required on Investment $7,764 = $96,279.13 Reserves verified $75,868.79 - Borrower is short $20,410.34 - Original condition: Verified assets $75,655.68 Minus Reserves subject $88,515.00, Reserves Needed for Investment Property $7,764; = $-20,623.32 shortage reserves.  Please provide additional reserves.  Please provide next consecutive statement for retirement fund listed on the final application.  Document in file is dated 12.31.2014 and expired.
																8/26/15 rebuttal letter
08/31/2015: Condition has been re-established. Loan file was switched to a cash out refi causing 18 months reserves on the subject. Audit reviewed the loan file and determined that the short reserve profile does not affect the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B. 8/27/2015 Audit has reviewed the lenders rebuttal on concurs that sufficient funds have been verified. Audit has received updated guidelines dated 12/12/14 verifying 12 months reserves required instead of the 18 months that was initially required at time of the initial review.  Verified assets $75,868.79 (out of which $37,702.68 is liquid) Minus 12 months Reserves subject $59,010.12 (out of which $14,752.53 must be liquid) minus reserves needed for investment property $7,764 = $9094.67 excess reserves.  Updated retirement fund statement also provided and is dated within 90 days of closing.  Condition cleared.
																		Exception	Aggregator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Executed Business Returns
Missing executed business tax returns for self-employed business showing as a passthrough parternship on the 1065 tax returns.   Missing executed business tax returns for self-employed business listed on the application.  Missing executed business tax returns for self-employed business listed as owner of the business on the application.

8/28/15 The loan was initially underwritten and approved on 4/7/15.  It is not our policy to required the prior year tax returns until after April 15 due to the IRS Deadline for filing.  The 2015 and YTD 2015 P&L and Balance Sheets were in the file to cover the applicable time periods.  This is acceptable for Lender Guidelines.  The 2014 P&L supports an increase in income over 2013.  The most conservative figure was used from 2013 in qualifying.
																	8/28/2015 Audit has reviewed and determined the IRS Transcripts were provided in the loan file to validate the tax returns. Signed returns not required, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing 2014/2015 YTD Balance Sheet for self-employed business showing as a pass through partnership on the 1065 tax returns.  Missing 2014/2015 YTD Balance sheet for owner of self-employed business listed on the application.

8/20/2015 Audit review of tax returns verified company is a pass through entity and any profit or loss would be reported on the parent Partnership Company's Profit and Loss statement. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Cash Out Amount Exceeds Guideline Maximum
Cash out exceeds guides for a rate and term refinance.  Guides state that incidental cash back to the borrower is limited to the lesser of 2% of the balance of the new mortgage of $2,000. The borrower received $6,633.64.
																08/31/2015: Rebuttal
08/31/2015: Loan file has been switched from rate and term to a cash out refi. Condition no longer valid; however, 2 additional conditions have been added as loan is outside guideline parameters for cash out.
 8/28/15 Document could not be opened, please try uploading again.  Thank you.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient Credit Score	08/31/2016: Loan file was switched to a cash out transaction requiring 720 FICO. Borrower has a 717 FICO.		08/31/2015: Audit reviewed the loan file and determined that the lower FICO does not affect the overall ability to repay the subject loan. Condition acknowledged. Loan will be rated a B.	Exception	Aggregator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Please provide 2014 signed business and personal tax returns or evidence of tax extensions for all businesses and personal returns.
8/28/15 The loan was initially underwritten and approved on 4/7/15.  It is not our policy to required the prior year tax returns until after April 15 due to the IRS Deadline for filing.  The 2015 and YTD 2015 P&L and Balance Sheets were in the file to cover the applicable time periods.  This is acceptable for Lender Guidelines.  The 2014 P&L supports an increase in income over 2013.  The most conservative figure was used from 2013 in qualifying.

8/28/15 Audit has reviewed the lenders rebuttal and concurs that the 2014 returns and/or extensions are not required.  Lender provided 2014 & year to date 2015 P&L's.  No further documentation required, condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Mortgage Missing 2014/2015 YTD P&L Statement and Balance Sheet for self-employed business showing as a passthrough parternship on the 1065 tax returns.  Missing 2014/2015 YTD P&L Statement and Balance sheet for owner of self -employed business listed on the application.   Missing executed business tax returns for self-employed business showing as a passthrough parternship on the 1065 tax returns.   Missing executed business tax returns for self-employed business listed on the application.  Missing executed business tax returns for self-employed business listed as owner of the business on the application.  Per appendix Q, both a Balance Sheet and a P&L statement is required as well as signed business tax returns; in order for the loan to be classified as a Qualified Mortgage.

8/28/2015 Audit review of tax returns verified company is a pass through entity and any profit or loss would be reported on the parent Partnership Company's Profit and Loss statement. The P&L and Balance Sheet would not be required.  Audit has also reviewed and determined the IRS Transcripts were provided in the loan file to validate the tax returns.  Signed returns not required, loan is QM compliant, condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1
Provide a copy of the final HUD-1 marked Final and stamped certified by the settlement agent.   Audit will need to review and complete compliance review of HUD comparison page to final GFE.  Additional conditions may apply.

08/26/2015: Received Final HUD-1 marked final. Compliance tests pass.  2 additional conditions added as cash out exceeds max per guides and initial interest rate on HUD is inaccurate. Condition cleared.

 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042930	$839,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	HUD-1 Comparison page does not reflect loan terms as originated	HUD-1 Comparison page does not reflect loan terms as originated. Initial interest rate reflects 38.75%.		08/31/2015: Audit reviewed the exception and find it non-material. Loan will be rated a B for all agencies.	Waiver	Originator
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualifed CLTV of 39.30%; Years Self Employed Borrower has 20 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months.  Credit report verified 99 months payyment history with no late payments reported

300042924	$684,720	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		08/14/15: CDA provided reflecting a value of $855,900 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 45.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with a DTI of 32.62%

300042924	$684,720	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 2 Good Faith Estimates in file. The GFE dated 05/29/2015 reflects total fees of $14,121.82 and a rate of 3.75%.  The GFE dated 06/08/2015 reflects total fees of $14,977.72 and a rate of 4.25%.  The loan closed with an interest rate of 4.25%.  The file does not contain a Change of Circumstance form.
																08/28/2015: Lender provided rebuttal and copy of conversation log noting lock and re-disclosure dated 6/8/2015. 8/26/2015 Rebuttal
08/28/2015: Lender provided rebuttal and copy of conversation log noting lock and re-disclosure dated 6/8/2015. Condition cleared.
 8/26/2015 The lender provided a copy of the rate lock pricing sheet to show the change was due to the rate lock. Please provide a Change of Circumstance form that accompanied the revised GFE date 6/08/2015. Condition not cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 45.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with a DTI of 32.62%

300042924	$684,720	WA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient credit history
The Lender's Guidelines require the borrowers have a minimum of 3 open tradelines; one must be open and active for 24 months or more, at least one must be installment or mortgage account and the remaining 2 tradelines must be rated for 12 months or more.  The credit report reflects 3 active revolving accounts open for more than 24 months; however, the borrower did not have any open or active installment or mortgage account.  The borrowers did not meet the credit history requirements.
																8/26/2015 Rebuttal letter
08/27/2015: Audit reviewed the credit profile of the borrower and has determined that the lack of trade lines does not affect the overall ability to repay the subject loan. Condition acknowledged and loan will be rated a B. 8/26/2015 The lender submitted a rebuttal letter stating that the co-borrower in not contributing income, therefore no minimum trade line requirements apply to the co-borrower. The borrower does not meet the minimum trade lines requirement. Condition not cleared.
																		Exception	Aggregator
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 45.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with a DTI of 32.62%

300042924	$684,720	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Failure to obtain Permanent Resident Alien Card	Failure to obtain copy of Permanent Resident Alien.	8/26/2015 Cert of Resident Alian Status
09/14/2015: Lender provided petition for non immigrant worker. Lender provided post-closing.  Loan will be rated a B.  8/26/2015 The lender provided a Certification of Resident Alien Status form for each borrower. According to the form both borrowers cards expire on 9/30/2015. Provide a copy of the application for extension for both borrowers. Appendix Q requires verification of the likely hood of continued employment. Condition not cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 45.30 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with a DTI of 32.62%

300042923	$468,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Copy of Deed of Trust in file; however, please provide one of the following: 1) Copy of the recorded Deed of Trust, 2) Final title policy with recorded data for Deed of Trust, 3) Evidence that the Deed of Trust was required to be sent for recording i.e. statement from the Title Company and/or Closing Agent.
																8/20/2015 DOT	8/20/2015 The lender provided a copy of the recorded mortgage. Condition cleared.
300042923	$468,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	The Affiliated Business Disclosure in file was not signed by the borrower.	08/27/2015: Rebuttal letter
08/27/2015: Our compliance department has addressed concerns regarding this and our position is based upon the requirements set forth in 3500.15 (b)(1) and 3500.15(b)(1)(i). The provisional requirement is for affiliated businesses that are being “referred” to the borrower be disclosed in accordance with format outlined Appendix D. There is no language indicative of applicability of provision being based upon whether or not the borrower utilized the referred affiliate. Acknowledgment to and by the borrower indicating the understanding that settlement services are being referred and the party referring may receive a financial or other benefit as a result is required. Condition acknowledged. Loan will be rated a B.
																		Waiver	Originator
300042923	$468,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $780,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042922	$637,500	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/17/15: CDA provided reflecting a value of $1,175,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042922	$637,500	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Initial Escrow Account Disclosure not provided within 45 days of closing date	The initial escrow account disclosure in the file is not dated. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/04/2015. Condition cleared.
300042918	$874,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		08/14/15: CDA provided reflecting a value of $2,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789.; General Comp Factor 1 Borrower has 29 years in Field .

300042918	$874,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance Declaration	The file only contains the Hazard Insurance endorsement which expires within 60 days after funding. Additional conditions may apply.	8/20/2015 Hazard Insurance Policy	8/20/2015 Audit review of lender submitted insurance documents deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 39.73%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 789.; General Comp Factor 1 Borrower has 29 years in Field .

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance Declaration	The hazard insurance declaration is not signed by the agent	8/27/15 Haz insurance	8/28/2015 Executed Hazard Insurance Policy provided, condition cleared.
 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines	47.69% > 43% maximum DTI allowed per Lender. Lender did not deduct non-recurring income from Borrower's business tax returns. Loan is not QM compliant.	8/27/15 Income
8/28/15 Upon further review of the file, the due diligence company inadvertently counted the REO payment of the departing as part of DTI.  HUD I provided as proof that property sold prior to closing.  DTI was been adjusted and is now within compliance.  Condition cleared.

 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																8/20/2015 DOT	8/20/2015 The lender provided a copy of the recorded mortgage. Condition cleared.
 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	The affiliated Business disclosure is not signed by the Borrower or Co-borrower		8/20/2015 The lender provided an executed copy of the Affiliated Business Disclosure. Condition cleared.
 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all lender fees charged on the HUD	Under the charges that in cannot increase the Final HUD-1 shows an increase of $735.00. The Lender was required to provide a cure in the amount of $735.00.
HUD-1; line 205,  reflects a tolerance cure in the amount of $735.00 paid to the borrower at close for an origination charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.

 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 59% on the Final HUD-1 shows an increase of 27.52%. The Lender was required to provide a cure in the amount of $498.30.
HUD-1; line 206,  reflects a tolerance cure in the amount of $498.30 paid to the borrower at close for an appraisal charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.

 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042917	$588,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		8/18/15 CDA provided reflecting a value of $900,000 or 0% variance. Condition cleared.
 Years Self Employed Borrower has 7.58 years Self Employed; CLTV is lower than guideline maximum UW Guides maximum CLTV of 70%, loan qualified with CLTV of  65.33%; Years in Primary Residence Borrower has resided in primary residence for 13.5 years

300042916	$717,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/13/15: CDA provided reflecting a value of $1,490,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.36%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.10%

300042916	$717,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The last refinance of the property was less than one year ago. Please provide a HUD from the last refinance to verify that was not a cash out transaction.	08/31/2015: Previous HUD1	08/31/2015: Audit review of the previous certified final HUD-1 reflects cash out less than $2,000. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.36%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.10%

300042916	$717,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	A 401k account was used for subject reserves. Please provide the terms of withdrawal for the 401k account.	08/27/2015: Terms of Withdrawal
08/27/2015: Audit review of Terms of Withdrawal documentation submitted is deemed acceptable. Condition cleared.
 08/20/2015: Full retirement account statement provided; however, we are still missing the terms and condition of withdraw. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 787; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.36%; CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 48.10%

300042913	$528,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Provide supporting documentation from spouse to confirm the Borrower has access to joint accounts. The spouse is not on the subject Note and the majority of assets used are joint accounts.	09/11/2015: LOE	09/11/2015: Audit review of signed letter from spouse stating that borrower has 100% access to the funds in all accounts is deemed acceptable. Condition cleared.
300042913	$528,000	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	The assessor's parcel number did not appear on the title or mortgage/deed of trust in file.		8/11/2015 Audit has reviewed the file and determined that the assessors parcel number is not required on the deed of trust and the title. Condition cleared.
300042913	$528,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Provide an executed right to receive copy of appraisal disclosure. The executed disclosure was not found in file.		09/02/2015: Audit consulted compliance on the matter and determined the finding is non-material. Loan will be rated a B.	Waiver	Originator
300042913	$528,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		08/14/15: CDA provided reflecting a value of $660,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial GFE in the file is dated 05/04/2015 and the original application date is 04/22/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was identified on 04/29/2015. Condition cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL was provided on 05/04/2015 and the original application date is 04/22/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was identified on 04/29/2015. Condition cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Special Information Booklet not provided within 3 business days of application date.	The initial Special Information Booklet was provided on 05/04/2015 and the original application date is 04/22/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was identified on 04/29/2015. Condition cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The initial Homeownership Counseling Disclosure in the file is dated 05/04/2015 and the original application date is 04/22/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was identified on 04/29/2015. Condition cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	The initial escrow account in the file is not signed. Please provided the initial escrow disclosure statement provided to the borrower within 45 days of closing. Additional conditions may apply.		08/25/2015: Audit received evidence that the Escrow Disclosure was provided on 06/15/2015. Condition cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The initial Servicing Disclosure Statement was provided on 05/04/2015 and the original application date is 04/22/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the subject property was identified on 04/29/2015. Condition cleared.
300042911	$734,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		8/18/15 CDA provided reflecting a value of $1,220,000 or 0% variance. Condition cleared.
300042901	$715,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 business days prior to loan consummation (3 business days presumed receipt for mailing) – MDIA violation	Re-disclosed Initial TIL (Lender Disclosure) dated 06/22/2015 was not provided at least 3 business days prior to loan closed date.		08/26/2015: Audit reviewed the initial and Final TILs and determined that the APR did not increase by .125%. Condition cleared.
300042901	$715,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 Business days prior to loan closed date – MDIA violation	Re-disclosed Initial TIL (Lender Disclosure) dated 06/22/2015 was not provided at least 3 business days prior to loan closed date.		08/26/2015: Audit reviewed the initial and Final TILs and determined that the APR did not increase by .125%. Condition cleared.
300042901	$715,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		8.17.15 CDA provided reflecting a value of $1,100,000 or 0% variance. Condition cleared.
300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing income documentation. Missing 2014 1120s for self-employment. Per appendix Q, two years complete business tax returns required; in order for the loan to be classified as a Qualified Mortgage.		08/24/2015: Audit received the personal and business application for extensions for 2014. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing YTD 2015 Balance Sheet for borrower's 1120S business. YTD 2014 was located in the loan file, but Note date was greater than 120 days from most recent balance sheet.	09/08/2015: 2015 BS	09/08/2015: Audit review of YTD 2015 Balance Sheet as of 04/24/2015 for borrower's 1120S business documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in file is dated 05/26/2015 whereas the original application date is 04/23/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 05/20/2015. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The GFE in file is dated 05/26/2015 whereas the original application date is 04/23/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 05/20/2015. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage. Missing income documentation. Missing 2014 1120s for self-employment. Per appendix Q, two years complete business tax returns required; in order for the loan to be classified as a Qualified Mortgage. 08/24/2015: Audit cleared the 1120S QM condition, but a missing YTD BS condition was added.
																9/1/2015 Tax Return	9/1/2015 The lender provided a copy of the borrowers business tax extension application and a copy of the tax transcripts showing no return was filed. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Agency/GSE Guideline	Missing evidence GFE provided to borrower in lieu of state disclosure of material terms	The GFE in file is dated 05/26/2015 whereas the original application date is 04/23/2015, and does not meet state requirements.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 05/20/2015. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in file is dated 05/26/2015 whereas the original application date is 04/23/2015.		8/20/2015 The lender provided proof the application date is 05/20/2015. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal High-Cost	HUD Homeownership Counseling Disclosure not provided within 3 days of application	The HUD Homeownership Counseling Disclosure in file is dated 05/26/2015 whereas the original application date is 04/23/2015.	8/20/2015 Rebuttal	8/20/2015 The lender provided proof the application date is 05/20/2015. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042900	$684,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		8.17.15 CDA provided reflecting a value of $855,000 or 0% variance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 37.6 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.80%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 750; Years Self Employed Borrower has 9.2 years Self Employed; No Mortgage Lates UW Guides require 0x30 days late in the most recent 12 months; credit report verifies 66 months payment history with no late payments reported

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Lender did not include all recurring monthly debt payments in qualification of the borrower(s)	ATR cannot be determined due to missing 1st and 2nd lien notes.		08/24/2015: 2nd lien note provided. Compliance tests pass. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Provide the 2013 IRS Transcripts, which are missing from file. QM requires 2 year income documentation. QM requirements were not met due to missing transcripts.		09/08/2015: Audit review of executed 2013 & 2014 signature pages of the 1040's (dated 06/10/2015) documentation submitted are deemed acceptable. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Provide the final HUD-1 for subject loan, which was not found in the loan file.		08/24/2015: Certified final HUD-1 provided. Compliance tests pass. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Failure to Obtain Note	Provide the subject Note, which was not found in file.		08/25/2015: Notarized signature page of the Note provided. Condition cleared. 08/24/2015: Partial Note provided. Missing the Notarized page of the Note.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the note.	Loan originator organization name and NMLS reference numbers missing on the Note. Missing pages from Note.		08/25/2015: Notarized signature page of the Note provided showing NMLS numbers which were verified. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the note.	Loan originator name and NMLS reference numbers missing on the Note. Missing pages from Note.		08/25/2015: Notarized signature page of the Note provided showing NMLS numbers which were verified. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 2nd lien note	Provide the 2nd lien note, which was not found in file.		08/24/2015: Lender provided 2nd lien note evidencing $80,000 loan. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing final application (1003)	Provide the final loan application (1003), which was not found in file.		08/24/2015: Lender provided Final 1003. Condition cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Provide the 2013 IRS transcripts, which was not found in file.	09/08/2015: Signed returns
09/08/2015: Audit review of executed 2013 & 2014 signature pages of the 1040's (dated 06/10/2015) documentation submitted are deemed acceptable. Condition cleared.
 09/01/2015: Audit reviewed the lender rebuttal that evidence of the 2013 check being cashed before closing was evidence of filing; however, per QM, the lender must obtain the most recent 2 years tax transcripts or signed returns.  Please provide 2013 signed returns executed at origination. Condition remains. 08/24/2015: Lender provided 2013 transcripts showing no evidence of filing. In order for the loan to be classified as a Qualified Mortgage, the lender must obtain either 2 years tax transcripts or 2 years signed 1040's prior to loan consummation.  Please provide 2013 signed 1040's.

 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300042897	$675,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		08/14/15: CDA provided reflecting a value of $945,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 No Mortgage Lates 0 x 30 Mortgage History in excess of 87 months; Years in Primary Residence Borrower resided in Primary residence 7 years. ; General Comp Factor 1 Borrower's usage of revolving debt is conservative.  Monthly consumer debt is $199.00.

300010635	$1,105,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		04/13/2015: CDA reflecting reconciled value of $,3000,000 at 0% variance was provided. Condition cleared.			CLTV is lower than guideline maximum 36.83% CLTV; Reserves are higher than guideline minimum 95.20 months verified reserves
300010635	$1,105,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Lender guidelines require a Profit and Loss statement and Balance Sheet for Borrower's business reflected on tax returns,  covering the period between the end of the tax return year 2013.  Missing a Profit and Loss statement and Balance Sheet.
																04/27/2015: Balance Sheet and Profit & Loss provided, uploaded for your review.	04/27/2015: Audit review of Profit and Loss statement and Balance Sheet for Borrower's business reflected on tax returns documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 36.83% CLTV; Reserves are higher than guideline minimum 95.20 months verified reserves
300010635	$1,105,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Less Than 2 Year Job Stability	Lender Residential Guidelines require 2 years of employment history. Borrower has only been employed since 02/01/2014 (nine Months).	04/17/2015: Written VOEs and borrower employment LOX's provided to document a full two year history of employment, uploaded for your review.	04/17/2015: Audit review of 2 years of employment history from 01/01/2013 through 12/31/2014 documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 36.83% CLTV; Reserves are higher than guideline minimum 95.20 months verified reserves
300010635	$1,105,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient Credit Score	Minimum credit score is 720. Borrowers credit score is 693.
Audit reviewed the loan file and has determined that a credit score of 693 does not affect the overall ability to repay the subject loan.  Compensating factors include: LTV/CLTV is 36.83%, 95.20 months reserves. Condition acknowledged. Loan will be rated a B.
																		Exception	Aggregator	CLTV is lower than guideline maximum 36.83% CLTV; Reserves are higher than guideline minimum 95.20 months verified reserves
300010635	$1,105,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	The HUD Homeownership Counseling Dislcosure is missing from the loan file.	04/14/2015: Uploading a copy of the Homeownership Counseling Notice
04/14/2015: Audit review of HUD Homeownership Counseling Dislcosure, dated 11/20/2014, is within three days of application date of 11/20/2014. Documentation submitted is deemed acceptable, condition cleared.
																				CLTV is lower than guideline maximum 36.83% CLTV; Reserves are higher than guideline minimum 95.20 months verified reserves
300010635	$1,105,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file.	04/14/2015: Uploading Loan Submission Checklist - note page 2 section 4 address ABA Disclosure	04/14/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.			CLTV is lower than guideline maximum 36.83% CLTV; Reserves are higher than guideline minimum 95.20 months verified reserves
300010622	$978,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing copy of Recorded Mortgage/Deed of Trust for subject loan	Missing satisfactory evidence Mortgage was recorded.		04/14/2015: Evidence provided to indicate the Deed of Trust was recorded per Fitch's requirements. Condition cleared.			LTV is lower than guideline maximum 50.15% < 80%; DTI is lower than guideline maximum 39.50% < 43%; Full Documentation 2 yr history of employment and 2 months assets verified
300010622	$978,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves
The Lender Retail Guidelines dated 10/20/2014 require the borrower to retain reserves of 12 months PITIA for the subject property of which 6 months reserves must be maintained as liquid fund, $37,921.26.  The Borrower verified a total of $85,112.06 of which $35,354 are liquid.    The borrowers are short liquid reserves by $2,567.26.  The lender's asset worksheet does not reflect evidence the amount of liquid reserves was compared to the requirement.  Please provide evidence of additional liquid funds available to meet reserve requirements.  Once received additional conditions may apply.

04/16/2015: Additional asset statement from #4 account listed on final 1003 can be included, per lender guidelines this type of account is considered liquid and 60% of the balance used. Updated asset worksheet provided for your review.

04/16/2015: Audit reviewed the lender rebuttal, as well as the statements for account # 4 listed on final 1003 and has determine that per Credit Policy guidelines dated 12/08/2014, 529 plans are allowable as liquid assets at 60% of value. Two months #4 bank statements were provided (10/2014, 11/2014) and are acceptable.  Ending value of $7,439 @ 60% equals $4,463.42.  Total Reserves are $89,575.48, condition cleared.
																				LTV is lower than guideline maximum 50.15% < 80%; DTI is lower than guideline maximum 39.50% < 43%; Full Documentation 2 yr history of employment and 2 months assets verified
300010622	$978,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	04/11/2015: CDA	04/11/2015: A CDA report reflecting a value of $1,950,000 which is a 0% variance was provided. Condition Cleared.			LTV is lower than guideline maximum 50.15% < 80%; DTI is lower than guideline maximum 39.50% < 43%; Full Documentation 2 yr history of employment and 2 months assets verified
300010622	$978,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 38.40%. The Lender was required to provide a cure in the amount of $228.38.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $294.38. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.			LTV is lower than guideline maximum 50.15% < 80%; DTI is lower than guideline maximum 39.50% < 43%; Full Documentation 2 yr history of employment and 2 months assets verified
300010622	$978,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Missing evidence Affiliated Business Disclosure was provided to Borrower's.	04/16/2015: initial ABA	04/16/2015: Audit review of Affiliated Business Disclosure, dated 11/14/2014, is within three days of application date of 11/14/2014. Documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum 50.15% < 80%; DTI is lower than guideline maximum 39.50% < 43%; Full Documentation 2 yr history of employment and 2 months assets verified
300010610	$1,194,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file	04/16/2015: CDA	04/16/2015: A CDA report reflecting a value of $2,831,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum DTI 27.47; Years on Job 12 years job time; LTV is lower than guideline maximum LTV 42.19%
300010610	$1,194,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient Reserves	Minimum of 6 months of reserves MUST be from liquid assets, non-retirement accounts. However, borrower has a total amount of 78 months including retirement accounts.
Audit has reviewed the loan file and has determined that being short liquid reserves does not effect the overall ability to repay the subject loan. Compensation factors include 45.73 CLTV, 27.47% DTI, borrower employed on current job 12 years. Loan will be graded a 2.
																		Exception	Aggregator	DTI is lower than guideline maximum DTI 27.47; Years on Job 12 years job time; LTV is lower than guideline maximum LTV 42.19%
300010597	$790,400	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		04/16/15: CDA provided reflecting a value of $991,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300010597	$790,400	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	The GFE reflects fees of $685.35 vs. actual fees of $1,377.00 were charged on the HUD-1 in the section that cannot increase more that 10%. The amount of restitution		04/13/15: The lender credit of $623.12 found on line #204 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.
300041944	$950,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Satisfactory source of funds with paper trail for large deposits not provided for bank account #1 as listed on the final 1003 for $4864.53 on 6/1/15 pg 293 and $4970.77 on 7/17/15 pg 309.
09/04/2015: I do not know where the auditor is seeing a check dated 8/18. There was not check dated 8/18 uploaded. I am reuploading the 2 checks again to source the large deposit of $4970.77 on 7/17. You can clearly see the post date for both checks is 7/17. One is for $4601.21 which is the borrower's paycheck and the other small check for $369.56, which in total the two add up to $4970.77
09/02/2015: check #2
09/01/2015: This is the borrower's paycheck
 08/28/2015: these are paychecks - see attached

09/04/2015: Audit reviewed the lender rebuttal and has re-analyzed the loan documents, the two checks provided for $4601.21 and $369.56 equal $4970.77.  Large deposits have been sufficiently sourced and condition cleared.
09/02/2015: Audit review of check documentation submitted for $4970.77 on 7/17/15 was not provided and is deemed unacceptable. Check copy provided reflects amount of $$369.56 on 08/18/15. Condition remains.
09/01/2015: Audit review of check documentation submitted for $4970.77 on 7/17/15 was not provided and is deemed unacceptable. Check copy provided reflects amount of $4,601.21 on 07/15/2015. Condition remains.
 08/28/2015: Audit review of check documentation submitted for $4864.53 on 6/1/15 is a payroll check and is deemed acceptable. However, missing source for $4970.77 on 7/17/15 pg 309. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.08%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 84 months payment history with no late payments reported

300041944	$950,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Appraiser did not provide explanation as to why the subject property was selling above list price. List price was $1,098,901.00 and sold for $1,300,000.00	09/01/2015: appraiser has commented on the addendum
09/01/2015: Audit review of Appraisal reflect comments as to why the subject property was selling above list price. Appraiser states that selling above the list price is typical in subject market area due to shortage of inventory. Documentation submitted is deemed acceptable. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.08%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 84 months payment history with no late payments reported

300041944	$950,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing copy of Recorded Mortgage/Deed of Trust for subject loan
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																09/08/2015: recorded DOT	09/08/2015: Audit review of recorded mortgage on documentation submitted is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.08%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 84 months payment history with no late payments reported

300041944	$950,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Satisfactory documentation not provided in loan file for additional mortgage payment coming out of bank statement on 7/13/15 for $932.90 pg 287.  This mortgage was not disclosed on 1003 nor counted in DTI.  Additional conditions may apply.

09/04/2015: The $932.90 payment was for disclosed property. What happened was the borrower took the payment amount off the note and paid $2312.12 (see bank statement transaction on 7/8 showing $2312.12 outgoing) but then received a reminder that her payment did not include enough to cover impounds so she had to send the $932.90 (see bank statement transaction on 7/13 $932.90 outgoing) to cover the impound account for the mortgage. I've attached the payment letter on the Diane lane property to confirm $2312.12 is the P&I and that $932.90 is her total monthly impound amount

09/04/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that the explanation for the extra payment to mortgage company is acceptable. Bank statement transaction on 7/8 reflects $2312.12 (P&I) outgoing and a transaction on 7/13 for $932.90 (escrows) outgoing which equals $3,245.02.  First payment letter for REO property reflects total monthly payment of $3,245.02. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.08%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 84 months payment history with no late payments reported

300041944	$950,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/18/15: CDA provided reflecting a value of $1,300,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 744; LTV is lower than guideline maximum UW Guides maximum LTV of 80%, loan qualified with LTV of 73.08%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 84 months payment history with no late payments reported

300077955	$644,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Purchase contract addendum	Addendum #3 to sales contract is not signed by the Seller. Please provide executed copy.	11/10/2015: Fully Executed Addendum #3 to the Sales Contract	11/10/2015: Audit review of fully Executed Addendum #3 to the Sales Contract documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require  12 months reserves, loan qualified with 40 months reserves

300077955	$644,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Missing income documentation	Lender's guidelines require a written verification of employment for salaried borrowers. WVOE not provided in file.	11/10/2015: Please waive this condition. We are only using the borrower's base income to qualify. WVOE is not required. VVOE is in the file
11/10/2015: Audit acknowledges that the WVOE is required by guidelines, however all other income documentation were provided including VVOE. The missing WVOE does not affect the overall ability to repay the subject loan and is non-material. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require  12 months reserves, loan qualified with 40 months reserves

300077955	$644,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		11/09/2015: CDA provided reflecting a value of $800,000 which is a -3.8% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 26.99% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 779; Reserves are higher than guideline minimum UW Guides require  12 months reserves, loan qualified with 40 months reserves

300042337	$476,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing copy of Recorded Mortgage/Deed of Trust for subject loan
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																	9/9/2015 Recording information received, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 41.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809; Years in Primary Residence Borrower has resided in subject for 30 years.

300042337	$476,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1
Final HUD-1 is missing addendum showing the breakdown of the 1100 charges.  Unable to complete compliance review. In order to verify all third party fees and any tolerance cures, please provide the complete final HUD-1. Additional Conditions may apply.
																	9/9/2015 Final HUD I addendum provided, condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 41.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809; Years in Primary Residence Borrower has resided in subject for 30 years.

300042337	$476,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/03/2015: CDA provided reflecting a value of $1,150,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 41.39%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 809; Years in Primary Residence Borrower has resided in subject for 30 years.

300044969	$840,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Two years IRS transcripts as required by the lender's guidelines was not provided.	09/18/2015: 2014 & 2013 W2 transcripts	09/18/2015: Audit review of 2014 & 2013 W2 transcripts, ordered 08/18/2015, documentation submitted are deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.47%

300044969	$840,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Missing VOR
Per the lender's guidelines a minimum 24-month history of the borrower's rental payment history must be provided. If VOR is completed by a private party, a 12 months validation is required.  Loan file contained bank statements and checks validating a 12 months rental history, however a private party VOR was not provided.
																	09/28/2015: Private party VOR obtained evidencing 22 months of on time rental payments. Document obtained post-closing. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.47%

300044969	$840,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		9/14/15 CDA report reflecting a value of $1,050,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 808; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 22 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.47%

300059474	$944,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2014 extension request for tax returns not provided.	09/23/2015: 2014 Extension	09/23/2015: Audit review of 2014 extension request for tax return documentation was submitted, and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802; Years on Job Borrower has 12 years on job

300059474	$944,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	09/23/2015: Final HUD	09/23/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802; Years on Job Borrower has 12 years on job

300059474	$944,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/23/2015: CDA provided reflecting a value of $1,180,000 or 0% variance. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 43.6 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 802; Years on Job Borrower has 12 years on job

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Satisfy Existing Debt	Provide proof the $88 collection account on the credit report has been satisfied.	10/13/2015: Please waived this condition. Per guidelines, if the collection is under $5,000, it does not need to be satisfied	10/13/2015: Audit concurs with the lender rebuttal, no other documentation is required for the collection account. Condition cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide proof of the monthly maintenance fee for the timeshare listed on the borrowers credit report. Recalculate ratios, additional conditions may apply.	10/16/2015: Timeshare Yearly Fee	10/16/2015: Audit review of Timeshare Yearly Fee documentation submitted is deemed acceptable. Yearly fee $2,023.54/12= $168.63, DTI 41.87% is within guideline tolerance of 43%. Condition cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Rent	Provide a LOE for the borrowers residence from 8/11/15, when they sold the departing residence to the time they occupied the subject property. Additional conditions may apply.	10/16/2015: LOE For Living Situation	10/16/2015: Audit review of LOE regarding living situation was provided, documentation submitted is deemed acceptable. Condition cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain gift documentation	Provide proof of receipt of funds for $25,000 gift. Per approval, should be reflected on final HUD-1.	10/13/2015: Receipt of Gift
10/13/2015: Audit review of Receipt of Gift and copy of check documentation submitted is deemed acceptable. Gift was itemized out of the earnest money deposit on page 5 of the Final HUD-1. Condition cleared.

 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Document Error	The total pay on the WVOE for the borrowers job that ended on 7/14/2014 does not match the 2014 W2 from that same employer.		10/30/2015: Audit review the LOE from the previous employer. Condition cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																10/14/2015: Email from Escrow	10/14/2015: Audit review of e-mail from Settlement Agent confirms that the Deed of Trust was recorded on 10/02/2015. Documentation submitted is deemed acceptable, condition cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	10/13/2015: Final HUD-1	10/13/2015: Audit review of True Certified by Settlement Agent Final HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Loan does not meet criteria for Qualified Mortgage. The borrower has not demonstrated employment stability over the last two years. The borrower was laid off on 7/15/2014, since then the borrower has had 4 jobs with the most current starting less than 2 weeks prior to closing. Employment history after layoff as follows: Job #2, 9/29/14 – 11/30/14 Employers reason for leaving comment on WVOE “No Comment”. Job #3, 1/5/15 – 3/27/15 Employers reason for leaving comments on WVOE “Mutual Agreement”. Job #4, 4/13/2015 – 8/10/2015 Employers reason for leaving comments on WVOE “Termination”. Job #5, Current employment 9/15/15 - (closing/currently employed) 9/27/15.

10/16/2015: We believe the borrower’s income is stable and what we have documented in file meets QM requirements. Appendix Q, Section II E.4 even allows for a start date post close. Yes, the borrower did start her current job 2 weeks prior to closing but this is acceptable. We had a borrower LOE in file explaining the reasons and changes for each job and there are no significant gaps in employment in the past 2 years. Borrower’s current income is also in line with previous earnings and we had in file the last paystub from the previous employer 7/1/15 to cover the 30 day paystub requirement. Please waive this suspense. We have deemed the borrower’s income as stable and the documentation provided in file supports this. Thanks

11/16/2015: Audit reviewed employment and income stability with the client and based on the supporting documentation in the loan file, the borrower has demonstrated employment and income stability. 10/16/2015: Audit reviewed the lender rebuttal and has consulted with the Client on this matter, it has been determined that the condition will remain active per the Client. Condition remains.
 10/13/2015: QM guides state that income may not be used in calculating the consumer's debt-to-income ratio if it comes from any source that cannot be verified, is not stable, or will not continue. Lender did not obtain a 30 day YTD pay stub from the borrower as the borrower had only been employed less than 2 weeks prior to loan consummation. Audit reviewed the loan file with the client and loan fails QM. Loan will be rated IVR 3.

 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300066489	$960,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/12/15: CDA reflecting a value of $1,200,000 which is a -0.0% variance. Variance is within acceptable tolerance. Condition Cleared.
 No Mortgage Lates Borrowers prior mortgage rated 50 months with no late payments; FICO is higher than guideline minimum The UW guides require a 700 credit score. The loan was qualified with a 712 credit score.

300040184	$671,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent
																8/21/2015 confirmation from title attached	8/21/2015 The lender provided confirmation from the title company that the mortgage has been recorded. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 30 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%

300040184	$671,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
401K withdraw terms not provided in loan file.  Required otherwise borrower will be short reserves.  $215,503.63 to close + EMD $8950 + 12 months reserves subject $52,399.92 + 2 months reserves primary $2417.46 + 2 months OREO $3466.98  = $282,737.99.  Assets verified $255,242.70 (all liquid & figure also includes verified EMD)  Short $27,495.29.  Withdraw terms needed in order to add 401K funds of $506,424.60 otherwise will be short the reserves.
																08/17/2015: terms of withdrawl	08/17/2015: Audit review of terms of withdrawal documentation submitted are deemed acceptable. 401K funds are included in assets which are sufficient. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 30 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%

300040184	$671,250	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		8/14/15 CDA report reflecting a value of $895,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 803; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies 30 months payment history with no late payments reported; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.91%

300040242	$1,272,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Letter of explanation for the large source of funds deposit of $43,350 was provided, however no third party proof was provided..ie letter from title company verifying the source of funds was a refund from a cancelled escrow transaction on a prior property that fell through.
																8/25/15 Please waive. The bank statement shows $43,350 was withdrawn on 4/20 and this amount returned on 4/30. This is explained on the bank statement already.
8/26/15 Audit has reviewed the lenders rebuttal and concurs that satisfactory evidence has been provided in the file for the source of funds for the large deposit.  The bank statement located on page 372 shows an outgoing wire transfer on 4/20/15 for $43,350 and on 4/30/15 shows an incoming wire for the same about.   The beneficiary and the originator are the same.  Our subject purchase agreement is also dated after this transaction. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 24 months payment history with no late payments reported

300040242	$1,272,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect HUD fees as charged
Page 3 of the HUD I comparison page does not match the final GFE ($150 Appraisal Field Review Fee was not listed in GFE Column, however was disclosed on the Final GFE).   Correcting the fee does not result in a variance > 10% so condition is not material.

Page 3 of the HUD I comparison page does not match the final GFE ($150 Appraisal Field Review Fee was not listed in GFE Column, however was disclosed on the Final GFE).   Correcting the fee does not result in a variance > 10% so condition is not material.

 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 24 months payment history with no late payments reported

300040242	$1,272,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		8/14/15 CDA report reflecting a value of $1,590,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.43%; No Mortgage Lates UW Guides require 0 x 30 days late in the most recent 24 months; credit report verifies over 24 months payment history with no late payments reported

300063094	$680,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Missing VOR	Verification of rental history for time since sale of prior home to present not provided in file (2 months).		09/30/2015: Management company VOR provided and obtained post-closing. Loan will be rated a B. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.60%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.7 months reserves

300063094	$680,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete 1003	Section X of final 1003 not completed. Borrower & Co-Borrower election and/or ethnicity, race and sex were not completed.		09/30/2015: Audit received 1003 with section X completed and initialed by borrowers. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.60%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.7 months reserves

300063094	$680,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	09/15/2015: CDA	09/15/2015: A CDA report reflecting a value of $1,320,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 51.52%; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.60%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 30.7 months reserves

300062262	$780,300	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Condo Review Documentation
The Lender's guidelines require a loan approval with the type/class of condominium indicated on the form and a completed client condo warranty check sheet.  The approval indicates the type/class but the warranty is missing.
																09/02/2015: condo warranty attached	09/02/2015: Audit review of Condo Warranty documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; Years in Field Borrower has 5 years in Field

300062262	$780,300	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	The final application indicates the borrower has lived at the departing address for 4.5 years. The 2013 & 2014 W-2's reflect a different address. Explanation letter not provided.
09/02/2015: The 2013 W2 reflects different than the borrower's departing address which was explained in the LOE uploaded that the borrower lived there from Sept 2011 to Jan 2014. The 2014 W2 reflects the borrower's departing address as listed on the 1003. All addresses are explained and accounted for
 09/01/2015: LOE for address

09/02/2015: Audit reviewed the lender rebuttal and has determined that 1040's reflect departure residence for both 2013 and 2014, all documentation submitted is deemed acceptable. Condition cleared.
 09/01/2015: Received LOE from borrower acknowledging the discrepancy in her address found on her driver's licence; however, the address showing on the W-2's is a different address.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; Years in Field Borrower has 5 years in Field

300062262	$780,300	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all lender fees charged on the HUD	Under the charges that in total cannot increase, the Final HUD-1 shows an increase of $0.40. The Lender was required to provide a cure in the amount of $0.40		HUD-1 reflects a tolerance cure in the amount of $1.00 paid to the borrower at close for a transfer tax charge cure. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; Years in Field Borrower has 5 years in Field

300062262	$780,300	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		08/31/2015: CDA provided reflecting a value of $918,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 34.20%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791; Years in Field Borrower has 5 years in Field

300038866	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing copy of Recorded Mortgage/Deed of Trust for subject loan
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																09/11/2015: confirmation DOT recorded	09/11/2015: Audit review of Settlement Agent confirmation of recorded mortgage documentation submitted is deemed acceptable, condition cleared.
 LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 72.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761.; Years in Field Borrower has 17 years in Field .

300038866	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Rent
The file only contains 12 month payment history. Guidelines require a minimum 24 month payment history. A VOM or VOR is acceptable if the payment history is not on the credit report. If the VOM/VOR is completed by a private party, a minimum of 12 months validation of checks or bank statements are required.
																09/11/2015: most recent 12 months were in file. Attached is the additional 12 months to complete the 24 month requirement	09/11/2015: Audit review of cancelled checks from 05/2013 through 05/2015 documentation submitted are deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 72.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761.; Years in Field Borrower has 17 years in Field .

300038866	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The terms and conditions of withdrawal for the borrower's 401K are missing from the file. Additional conditions may apply.	09/11/2015: TOW	09/11/2015: Audit review of terms and conditions of withdrawal for the borrower's 401K documentation submitted is deemed acceptable. Condition cleared.
 LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 72.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761.; Years in Field Borrower has 17 years in Field .

300038866	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Lease agreement	The two lease agreements for the borrower's 2 rental units in the subject triplex expired on 05/31/15. Please provide the current lease agreements. Additional conditions may apply.
10/20/2015: cancelled rent checks attached
09/15/2015: Please waive . No new leases as the lease automatically goes month to month in the state of CA after exp . date . 24 month housing history is attached to meet QM requirements
09/11/2015: Please help to clear. The 24 months have been uploaded. Thanks
 9/9/15 Please waive. CA statute is that once leases expire, they automatically go month-to-month. CA rent law does not require a new lease to be signed at the end of the term, the tenants just continue to pay on month to month basis. Please waive, as there is no new lease agreement.

10/22/2015: Audit review of cancelled checks for July on the 2 rental units are sufficient evidence to verify rental history for current tenants. Documentation submitted is deemed acceptable. Condition cleared.
10/20/2015: E-mailed
10/02/2015: Audit received canceled rent checks; however, they were obtain post-loan consummation. QM does not allow post-closing cures. 09/28/2015: Audit received canceled rent checks dated post-closing. QM does not allow post-closing cures and documentation was required to have been obtained prior to loan consummation.  Condition will remain active. 09/15/2015: Audit review of documentation submitted is deemed unacceptable. Documentation provided is for the borrower's rental history not the tenants rental history for the 2 rental units in the subject triplex that expired on 05/31/2015. Provide a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month for 06/01/2015 through 07/02/2015 (application date) is required in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.  Condition remains.
09/11/2015: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
 9/9/15 In order to be QM compliant, evidence is needed to verify a rental history over the previous 24 months that is free of unexplained gaps greater than 3 month.   ie..Copies of June rent checks from the current tenants.   Required since the tenant is no longer contractually obligated to remain in the property, and at any time they may vacate as long as written notice is provided.

 LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 72.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761.; Years in Field Borrower has 17 years in Field .

300038866	$1,000,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		08/26/2015: CDA provided reflecting a value of $1,380, which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 LTV is lower than guideline maximum LTV of 80%, loan qualified with LTV of 72.46%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 761.; Years in Field Borrower has 17 years in Field .

300073405	$1,600,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing evidence of Co-Op fees on REO property owned.	12/08/2015: See attached - this was in the credit file 12/07/2015: Coop Fees
12/08/2015: Audit review of Co-Op fees on REO was provided, documentation submitted is deemed acceptable. Condition cleared.
 12/07/2015: Audit review of Co-Op documentation submitted is for subject property NOT REO property. Provide evidence of Co-Op fees on REO property owned, condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.6 months reserves

300073405	$1,600,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Documentation that Co-op was reviewed and warranted per FNMA guidelines not provided.	12/15/2015: Co-op Warranty Form 12/10/2015: Coop Warranty meeting FNMA guidelines 12/07/2015: Coop Warranty
12/15/2015: Audit review of Co-op Warranty Form reflects decision "Approved" signed and dated, documentation submitted is deemed acceptable. Condition cleared.
12/10/2015: Audit download of documentation reflects the page 1 as BLANK and page 2 says “Error: undefined”. Condition remains.
 12/07/2015: Audit review of Co-op Warranty Form provided is "subject to satisfactory review and approval of final Appraisal report by GR Underwriting Department". Documentation submitted is deemed unacceptable. Provide documentation that Co-op was reviewed and warranted per FNMA guidelines, condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.6 months reserves

300073405	$1,600,000	NY	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Document Error
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for Lender state that assumption is not allowed.
																	12/02/2015: Client has acknowledged condition.	Exception	Aggregator
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.6 months reserves

300073405	$1,600,000	NY	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	3 day rescission period not provided	Right of Rescission notice did not provided 3 day cancellation period. It provided only 2 days.	12/07/2015: RTCs with 3 day rescission	12/07/2015: Audit review of executed Right of Rescission expired 11/21/2015, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.6 months reserves

300073405	$1,600,000	NY	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/01/15: CDA reflecting a value of $3,900,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 739; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.98%; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 27.6 months reserves

300040074	$511,200	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Rent	Provide a signed LOE from the borrower to verify the dates they lived rent free with parents.	09/02/2015: Rent Free LOX from borrowers	09/02/2015: Audit review of Letter of Explanation states that borrower lived rent free from 06/16/2015 until closing, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum The UW guidelines allow a max DTI of 43%, loan qualified with 37.84% DTI; FICO is higher than guideline minimum The UW guidelines require a credit score of 720, the loan was qualifed with a 790 credit score; General Comp Factor 1 Borrower lived in prior residence 13 years with no mortgage lates

300040074	$511,200	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	Provide a copy of the second lien Note/Credit Agreement.	09/01/2015: 2nd HUD and Note	09/01/2015: Audit review of signed 2nd lien HELOC documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum The UW guidelines allow a max DTI of 43%, loan qualified with 37.84% DTI; FICO is higher than guideline minimum The UW guidelines require a credit score of 720, the loan was qualifed with a 790 credit score; General Comp Factor 1 Borrower lived in prior residence 13 years with no mortgage lates

300040074	$511,200	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Mortgage/deed of trust legal description information	Provide Exhibit A, legal description, to mortgage.	09/03/2015: Exhibit A to Mortgage 09/01/2015: Legal Description
09/03/2015: Audit review of Exhibit A to Mortgage documentation submitted includes the legal description and is deemed acceptable. Condition cleared.
 09/01/2015: Audit review of Exhibit A provided is blank, documentation submitted is deemed unacceptable. Provide the Exhibit A that was attached to the mortgage for recording which includes the legal description, condition remains.

 DTI is lower than guideline maximum The UW guidelines allow a max DTI of 43%, loan qualified with 37.84% DTI; FICO is higher than guideline minimum The UW guidelines require a credit score of 720, the loan was qualifed with a 790 credit score; General Comp Factor 1 Borrower lived in prior residence 13 years with no mortgage lates

300040074	$511,200	NJ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Provide a copy of the Final HUD-1 from the second lien.	09/01/2015: 2nd HUD and Note	09/01/2015: Audit review of signed 2nd Final HUD-1 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum The UW guidelines allow a max DTI of 43%, loan qualified with 37.84% DTI; FICO is higher than guideline minimum The UW guidelines require a credit score of 720, the loan was qualifed with a 790 credit score; General Comp Factor 1 Borrower lived in prior residence 13 years with no mortgage lates

300040074	$511,200	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	The GFE reflects fees of $1286.00 vs. actual fees of $1526.00 charged on the HUD-1 in the section that cannot increase more than 10%. The amount of restitution due to the borrower is $ 111.40.		8/27/2015 The lender credit found on line 205 of the HUD-1 is sufficient. Loan will be graded a B for Fitch and A for others.
 DTI is lower than guideline maximum The UW guidelines allow a max DTI of 43%, loan qualified with 37.84% DTI; FICO is higher than guideline minimum The UW guidelines require a credit score of 720, the loan was qualifed with a 790 credit score; General Comp Factor 1 Borrower lived in prior residence 13 years with no mortgage lates

300040074	$511,200	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		08/27/15: CDA provided reflecting a value of $639,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The UW guidelines allow a max DTI of 43%, loan qualified with 37.84% DTI; FICO is higher than guideline minimum The UW guidelines require a credit score of 720, the loan was qualifed with a 790 credit score; General Comp Factor 1 Borrower lived in prior residence 13 years with no mortgage lates

300045256	$672,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	The Lender's funding instructions require a copy of the Note for the simultaneous second mortgage lien. Note not provided in file.	09/23/2015: note	09/23/2015: Audit review of simultaneous 2nd lien Note for $83,950 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.94% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.8 months reserves

300045256	$672,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The Lender's funding instructions require a copy of the HUD-1 for the simultaneous second mortgage lien. HUD-1 not provided in file.	09/23/2015: hud1	09/23/2015: Audit review of executed HUD-1 for simultaneous 2nd lien documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.94% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.8 months reserves

300045256	$672,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is not provided in the file		9/21/15: CDA provided reflecting a value of $850,000 or 0% variance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 30.94% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 759; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 25.8 months reserves

300045254	$735,200	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN for the subject property listed on the appraisal does not match the APN listed on the mortgage/title.		09/28/2015: Updated appraisal provided showing correct APN#. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Years on Job Borrower has 14.83 years on job

300045254	$735,200	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The savings account printout dated 08/21/2015 does not reflect the account holder name or the account number.		09/28/2015: Received asset account statement evidencing EMD showing borrower's names and account #. Statement good through 08/31 which was prior to loan consummation. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Years on Job Borrower has 14.83 years on job

300045254	$735,200	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The Lender's funding conditions require a copy of the HUD-1 for the simultaneous second mortgage lien. HUD-1 not provided in file.	09/22/2015: 2nd Lien HUD	09/22/2015: Audit review of true certified 2nd lien HUD's proceeds match proceeds received on 1st lien HUD, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Years on Job Borrower has 14.83 years on job

300045254	$735,200	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Loan does not pass compliance testing with estimated HUD-1.	09/22/2015: Final HUD	09/22/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Years on Job Borrower has 14.83 years on job

300045254	$735,200	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		09/18/2015: A CDA report reflecting a value of $930,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.46% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 785; Years on Job Borrower has 14.83 years on job

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Note for simultaneous second mortgage lien not provided in file.	09/04/2015: 2nd note	09/04/2015: Audit review of Note for simultaneous second mortgage lien documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	Hazard insurance declaration page in file does not show Lender as mortgagee, it shows 2nd mortgage as mortgagee.	09/04/2015: hazard
9/9/15:  Received updated hazard declaration page reflecting Lender as the mortgagee, condition cleared.  09/04/2015: Audit review of documentation submitted is deemed unacceptable. Provide Hazard insurance declaration that reflects Lender as mortgagee, condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Mortgage/deed of trust legal description information	Exhibit A, legal description, to the mortgage contains the APN #, however, the legal description is missing.	09/04/2015: legal	09/04/2015: Audit review of Exhibit A including the legal description documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																09/04/2015: closing instructions	09/04/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation provided is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Verification that building permits for conversion of family room to bedroom (as discussed in appraisal report) have been finalized/closed out.	10/07/2015: appraisal 09/25/2015: appraisal 09/18/2015: appraisal 09/11/2015: permit info 09/08/2015: LOX
10/08/2015: Audit reviewed the revised Appraisal and has determined that the “fourth” bedroom does not appear to have been completed per the appraiser and there were no permits to support a fourth bedroom. However, the appraised value appears supported by the data provided including listing 8 which sold subsequent to the effective date and with support from a three bedroom sale. Documentation submitted is deemed acceptable. Condition cleared.
10/07/2015: e-mailed, please advise
09/25/2015: Audit review of documentation submitted is not acceptable.  Appraiser to verify and inspect that the bedroom has been converted back to a family room.  Appraiser to update appraisal to reflect subject as a 3 bedroom home and to provide similar comps.  (All comps provided are 4 bedrooms).  Interior photo's are required along with an updated sketch.  CDA to be updated to reflect subject property as a 3 bedroom property.   Additional conditions may apply.
09/18/2015: Audit review of documentation submitted is not acceptable. Appraisal verbiage of "per lender request" is not evidence that permit has been closed/revised.  Provide evidence that permit was cancelled/closed. Condition remains.
09/11/2015: Audit review of documentation submitted does not reflect evidence of a permit or corrective language on the Appraisal. Condition remains.
 09/08/2015: Audit review of documentation submitted is deemed unacceptable. Provide evidence that building permits for conversion of family room to bedroom (as discussed in appraisal report) have been finalized/closed out, condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 in file.	09/08/2015: HUD 09/04/2015: hud
09/08/2015: Audit review of executed final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
 09/04/2015: Audit review of Final HUD-1 documentation submitted is deemed unacceptable. HUD-1 provided was not true certified by Settlement Agent or signed by borrowers. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300044250	$487,500	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		09/02/2015: CDA provided reflecting a value of $650,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.44%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 796; Years Self Employed Borrower has 23.5 years Self Employed

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  Neither borrower has been on their current job for 2 years.  Missing verification of previous employment for both borrowers.  Gap letter provided in file.

09/23/2015: borrower's prior employment paystub
09/14/2015:The deposit on 11/15 is detailed as netpays - readily identifiable as a payroll ABC.....Furthermore, the date of the deposit verifies employment at the time, which indicates, based on start date of current job, that there was no gap greater than 30 days. 09/11/2015: Bank statement from prior to close showing last payroll ABC
09/08/2015: Lender agrees that Appendix Q requires verification that DTI doesn't exceed 43% at the time of consummation ("the ratio of the consumer's total monthly debt payments to total monthly income at the time of consummation cannot exceed 43 percent."); however, a previous job does not factor into the DTI because the income is no longer currently being earned and therefore isn't used in the income calculation. Furthermore appendix Q does not specifically require past employment record to be verified at or prior to consummation because, as cited previously, the DTI is what is required to be verified at or prior to close). Finally, in a strict sense, history does not change; what lender means by this is that the borrower's past employment record with regards to a previous job will be the same regardless of when the verification is done. Since the intent of QM is to foster responsible lending and the intent of Appendix Q is to provide guidance and standards with which to do that, it can be reasonably assumed that so long as the verified prior employment record does not reveal anything that would impact the DTI ratio, verification of such a component (for salaried borrowers especially), especially in light of the "historical" nature of it, need not be restricted to prior to or at consummation insofar as specifying dates. W2s, tax returns, and credit reports all provide a degree of verification for a past employment record without specifying dates and can be relied upon by the lender to make a good faith judgment of a consumer's employment record. Consistency in earnings (via W2s and taxes) based on documentation furnished in the file are a useful tool for doing this. With regards to verifying employment history, Appendix Q says, “The creditor must verify the consumer's employment for the most recent two full years, and the creditor must require the consumer to Explain any gaps in employment that span one or more months.” In conclusion, lender asks what specific support OPUS can provide to justify their stance with tangible evidence that verifications and documents that don’t impact DTI would have to be verified at or prior to close when there are numerous documents (those mentioned previously) already in file and reviewed for consistency that support a stable employment/earnings record, especially for a salaried borrower. Please advise where Appendix Q specifically disallows all post closing cures because based on the actual text of Appendix Q, Lender is able to identify that only cures for items that impact DTI are disallowed.
09/02/2015: Please find attached further clarification for the VOE condition.
09/01/2015: As per your last re-suspension, there was a W2 in the file for 2013. It showed earnings of 90k, which matched the original 1003 at $8917 per month for 10 month's employment. Our 1003 states B1 was employed by previous employer through 11/1/13 and the W2 validates that. Employment is for 2 years if fully documented. For B2 we have a work number VOE dated 6/29/15 verifying her prior employment from 2/11/13- 5/31/14. WVOE for B2 from current employer shows employment dates of 5/14/14 to present. Those 2 positions actually overlapped. She was employed at both places for a period of time.
08/28/2015: Please find attached the last bank statement and an LOX from the borrower. The borrower provided a bank statement to show the last direct deposit from his employer.
 08/19/2015: VOE

09/23/2015: Audit review of prior employment paystub, dated 11/01/2013 through 11/15/2013, is sufficient evidence of employment history for prior employment.  Employment history has been verified for the most recent two full years with no gaps. QM requirements have been met, condition cleared.
09/14/2015: Loan has been escalated to the client, compliance and outside council who consults with the CFPB directly. All are in an agreement that there are no post-closing cures allowed by QM. Additionally, one cannot ascertain by a W2 or bank statement an end date of employment. A last pay stub or VOE must be provided to validate an end date.    09/14/2015: Lender failed to meet QM requirements by not obtaining a prior employer VOE.  Please consult client as the condition will not be cleared.  09/11/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that it is deemed unacceptable. Bank Statements are not sufficient evidence of employment.  Without a pre-loan consummation VOE, we cannot validate the end date of his previous employer.  The money deposited into the bank account could have been from bonus or even severance. Loan does not meet QM requirements. Condition remains.
09/08/2015: Audit has consulted with outside council regarding the disallowing of post-closing cures in accordance with QM.  Our client is in agreement with our stance.  Please consult the client for further information.  Loan will be rated IVR3.
09/02/2015: Audit consulted with compliance and QM does not allow post-closing cures. Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc. Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); and the employer’s confirmation of current, ongoing employment status. The VOE was required to be obtained prior to consummation, loan fails QM. QM does not allow post-closing reconciliation. Condition will remain active and loan will be rated IVR3. Condition remains.
09/01/2015: Audit reviewed the lender rebuttal and has determined that VOE documentation for prior employment is required for borrower per Appendix Q. Documentation requirement of Appendix Q has not been met. Condition remains.
8/28/2015: Audit reviewed bank statement documentation, however because it was obtained post-closing and not completed at or prior to loan consummation it fails Appendix Q requirements.  Condition remains.
 08/19/2015: Audit reviewed  VOE documentation and has determined that Prior employment within the two year period of verification was documented post-closing and not completed at or prior to loan consummation. Documentation requirement of Appendix Q has not been met. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T	The Lender's guidelines require a 4506-T signed at application and closing. Missing 4506-T signed at closing for both borrowers.	08/17/2015: 4506T	08/17/2015: Audit review of 4506-T's signed at closing for both borrowers submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	Copy of Note for simultaneous second mortgage lien not provided in file.	08/19/2015: attached 08/17/2015: 2nd mortgage docs
08/19/2015: Audit review of 2nd Lien Note documentation submitted is deemed acceptable. Condition cleared.
 08/17/2015: Audit review of all documentation submitted is deemed unacceptable. Loan Approval was provided as evidence of 2nd lien, however a copy of the 2nd lien Note is required to verify terms and such. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Evidence of HOA dues for departing residence not provided in file	08/19/2015: HOA paid	08/19/2015: Audit review of HOA dues for departing residence documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the mortgage.	Loan originator name and NMLS number not provided on mortgage. The mortgage is missing page 14 of 14.	08/17/2015: Mortgage pages	08/17/2015: Audit review of Mortgage page 14 reflects all NMLS information, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing current Balance Sheet for Borrower's Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.
																08/17/2015: balance sheet	08/17/2015: Audit review of Balance Sheet for Borrower's Schedule C business, dated 08/04/2015, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete Documentation	The second mortgage lien is not reflected on the hazard insurance.		08/17/2015: Audit has re-analyzed the loan documents and determined that the second mortgage lien is not required to be reflected on the hazard insurance. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the mortgage.	Loan originator organization name and NMLS number not provided on mortgage. The mortgage is missing page 14 of 14.	08/17/2015: mortgage	08/17/2015: Audit review of Mortgage page 14 reflects all NMLS information, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation	The mortgage is missing page 14 of 14.	08/17/2015: mortgage docs	08/17/2015: Audit review of Mortgage page 14 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300037488	$584,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		08/13/2015: CDA provided reflecting a value of $730,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  37.81%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 790 ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 75 months reserves

300079590	$770,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Income/Employment	Missing income documentation
The written verification of employment in the loan file dated 11/23/2015 and 12/11/2015 was over 90 days from the note date and therefore invalid. A current paystub or updated written verification of employment within 90 days of the note date is required.
																04/05/2016: VOE
04/05/2016: WVOE in file is sufficient to cover 30 day pay stub requirement; however document is older than 90 days. Loan will be graded a B for all agencies. Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.7 months reserves; LTV is lower than guideline maximum UW Guides maximumCLTV of 80%, loan qualified with LTV of 66.96%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775

300079590	$770,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure.		04/05/2016: Received Initial Escrow Account Disclosure. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.7 months reserves; LTV is lower than guideline maximum UW Guides maximumCLTV of 80%, loan qualified with LTV of 66.96%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775

300079590	$770,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Naming Convention in Origination Charges - Section A on C.D is not consistent
Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
																	04/05/2016: Received revised CD dated prior to disbursement. Lender fees revised to Origination Fee. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.7 months reserves; LTV is lower than guideline maximum UW Guides maximumCLTV of 80%, loan qualified with LTV of 66.96%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775

300079590	$770,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	Agency/GSE Guideline	Missing Income Documentation – Loan does not meet criteria for Qualified Mortgage
The written verification of employment in the loan file dated 11/23/2015 and 12/11/2015 was over 90 days from the note date of 03/14/2016 and therefore invalid. A current paystub or updated written verification of employment within 90 days of the note date is required.
																	04/05/2016: rescinded. Audit reviewed the VOE documentation submitted, and has determined that the document provided was within 10 days prior to the Note date. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.7 months reserves; LTV is lower than guideline maximum UW Guides maximumCLTV of 80%, loan qualified with LTV of 66.96%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775

300079590	$770,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		04/05/2016: Received Residential Appraisal Review Short Form that concurs with appraisal value. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 40.7 months reserves; LTV is lower than guideline maximum UW Guides maximumCLTV of 80%, loan qualified with LTV of 66.96%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 775

300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Rent
Audit reviewed the lender rebuttal with regards to DTI issue, as well as the documentation submitted, and has determine that the signed "Real Estate Lease" provided dated 08/01/2012 reflects lease term as 08/01/2012 - 09/01/2013, thereafter a month to month tenancy.  A rental payment history (receipts/cancelled checks etc.) that the lessor may have to prove it was from the same tenant month over month for the most recent 24 months reflecting no late payments is required.  Tax returns were not provided for 2014, therefore rental history is required for 01/01/2014 through 05/04/2015 (application date) in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.
																10/08/2015: removed the rental income. Here is updated 1003-1008.	10/08/2015: Audit review of final 1003 without rental income was submitted and is deemed acceptable. Lease is not required when rental income is not used to qualify. Condition cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation
Missing employment letter for the CB stating she received a raise prior to loan consummation.  Pays stubs in the loan file are greater than 90 days aged at time of closing.  Please provide employment letter, WVOE or pay stub covering a full 30 days prior to loan consummation.

10/8/15 Pay increase letter provided reflecting coborrower income. Resulting DTI is 42.21%. Condition cleared. 10/7/15: Employment letter provided reflects pay increase effective as of 6/7/15. A paystub documenting increase in salary would have been available prior to loan consummation. Paystub reflecting increased salary required.
																				CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Lender's guidelines require verification of employment within 10 business days prior to the date of the Note.  Co-borrowers verbal verification of employment is dated 05/07/2015 which is greater than 10 days from note date.
																07/10/2015: VOES	07/10/2015: Audit review of the VOE for co-borrower, dated 06/25/2015, documentation submitted was within 10 days prior to the Note date. Condition cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Lender's guidelines require verification of liquid assets for closing funds.  Borrower's liquid assets are $250.53.  Cash to close is $10,437.83.  Evidence funds were liquidated for closing not provided in file.
																07/14/2015: We have a asset #1 listed on the 1003 with a cash balance of $14765.80. Statements attached
07/14/2015: Audit reviewed the lender rebuttal, as well as documentation submitted, and has determined that the statements provided for asset #1 listed on the 1003 reflects cash in the amount of $14,765.80 and Mutual funds in the amount of $20,007.70 at 70% equals $14,005.39. Liquid assets are sufficient for closing costs.  Condition cleared.
																				CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Lender's guidelines require verification of the existence of the borrower's business within 30 days prior to the Note.  Neither a CPA letter, copy of business licenses or verification of telephone listing and address for both businesses is provided in file.
																07/10/2015: VOEs
07/10/2015: Audit review of the CPA letter (verifying 2012/2013 Tax Returns) for borrower's schedule C businesses, dated 06/25/2015, documentation submitted was within 30 days prior to the Note date. Condition cleared.
																				CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient credit history
Lender's guidelines require a minimum of three open trade lines with at least 24 months history, 3 of which have been active in the last 12 months.  Co-borrower has 1 tradeline with activity in the past 12 months and an open mortgage with 6 months verified.
																07/10/2015: have exception
07/10/2015: Audit reviewed the loan file and has determined that the lack of trades does not affect the overall ability to repay the subject loan.  Compensating factors include: LTV/CLTV is 58.13%, 16 months reserves and FICO is 769. Condition acknowledged. Loan will be rated a B.
																		Exception	Aggregator	CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit package	There are 3 individuals on the note, mortgage and title. The third borrower's credit package is not provided in the file.	07/10/2015: 3 individual did not sign as an individual, only as a trustee of the Living Trust. He is not on the loan.	07/10/2015: Audit concurs with the lender rebuttal and has determine that the third party signed documentation as a Trustee only and not as an individual on the loan. Condition cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Provide property profile for REO listed on 2013 Schedule E reflecting that property was sold, as per LOE stating borrower sold property in June 2013.	09/17/2015: Assessors website showing sale	09/17/2015: Audit review of Assessors website reflects transfer date of 05/20/2013, documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	Lender's guidelines require transcripts to validate tax returns. 2012 IRS transcripts for Co-borrower not provided in file.	07/27/2015: 2012 transcripts	07/27/2015: Audit review of co-borrower's 2012 transcript documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Critical Documentation needed for complete compliance review
There are 3 individuals on the note, mortgage and title.  Evidence the third individual received an initial disclosure package not provided in file.  W-9 and authorization to verify social security number for third individual not provided in file.
																07/14/2015: N/A as there are only 2 individuals on the loan	07/14/2015: Audit concurs with the lender rebuttal and has determine that the third party signed documentation as a Trustee only and not as an individual on the loan. Condition cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Ratio is 43.60% which is greater than maximum allowed of 43%.  Borrower's 2 year average of self employed income differs at time of audit.
 Co-borrowers bi-weekly income differs at time of audit. Total monthly debts are $395.00 vs $341.00.  Lender did not include a revolving account.

10/07/2015: Please enlighten lender as to how the letter provided by the employer is a post closing cure?
10/05/2015: Employer's use of the present verb tense "am increasing" indicates action taking place concurrent with the annual review.
10/02/2015: May 13, 2015 - per the letter
08/14/2015: We had rental income which was not being used because it was not necessary. However, since you will not allow us to use the co-borrower's increased salary, we have added the rental income and kept the co-borrower's income at your calculation.
08/06/2015: letter from employer
07/24/2015: This was the income our UW originally used to approve the loan with. It is not a post-closing cure.
07/23/2015: The co-borrower got a raise in June prior to closing. Here are paystubs showing her retroactive raise and her new pay rate. The revolving payment of $54 was added back into the DTI. Here are the updated 1008 and 1003. The DTI is at 42.275%.
 07/14/2015: The 3rd account listed on credit report was excluded as it is an open 30 day account and is paid in full monthly. This puts the DTI at 42.89 using your lower income figure

10/8/15 Pay increase letter provided reflecting coborrower income in the amount. Resulting DTI is 42.21%. Condition cleared.
10/7/15: Employment letter provided reflects pay increase effective as of 6/7/15. A paystub documenting increase in salary would have been available prior to loan consummation. Paystub reflecting increased salary required.
10/07/2015: Audit reviewed lender rebuttal and has determined that the paystub provided as evidence for the new income was post closing. The letter provided states the date of the performance review, not the effective date of the pay increase. The issue is that the letter is not dated and does not indicate when the pay increase was to begin. The only documentation received to evidence the pay increase was provided post-closing and QM does not allow post-closing cures. Evidence would be required to be obtain prior to loan consummation.
10/07/2015: Audit consulted with compliance and QM does not allow post-closing cures. Appendix Q indicates that to satisfy the requirements for a qualified mortgage under § 1026.43(e)(2), the ratio of the consumer's total monthly debt payments to total monthly income at the time of consummation cannot exceed 43 percent.  All information required to determine ability to repay based upon the borrower’s monthly debts and income should be accounted for and analyzed on or prior to consummation, not provided and analyzed post-consummation. Condition remains.
10/05/2015: E-mailed Compliance
10/02/2015: Audit disagrees. The letter states the date of the performance review, not the effective date of the pay increase.
10/02/2015: Audit reviewed the lender rebuttal stating that pay increase letter was in the file. The issue is that the letter is not dated and does not indicate when the pay increase was to begin. The only documentation received to evidence the pay increase was provided post-closing and QM does not allow post-closing cures. Evidence would be required to be obtain prior to loan consummation. 08/14/2015: Audit reviewed Lender rebuttal, and has determined that additional conditions have been added and DTI will be reviewed once docs have been received.
08/06/2015: Audit reviewed Employment Letter with regards to borrower's pay raise and has determined that per QM, performance raises are required to be verified in writing by the employer AND scheduled to begin within 60 days of loan closing. Employment letter does not reflect the start date; pay stub was obtained post closing and QM does not allow post-closing cures. Condition remains.
07/24/2015: Audit review of pay stub submitted to verify income is dated 06/21/2015 through 07/04/2015.  Pay stub obtained post closing and QM does not allow post-closing cures. Condition remains.
07/23/2015: Audit consulted with compliance and QM does not allow post-closing cures. Lender cannot use documentation to qualify that is not in-file prior to consummation (cannot collect documentation after the fact)– even if the information turns out to be responsive to the Appendix Q requirements. There is no cure and loan must be found to be NonQM. Condition remains.
 07/14/2015: Audit reviewed the lender rebuttal and has determined that the third account listed on the credit report with a monthly payment of $54 was removed from the DTI, and the balance was deducted from the assets.  The revised DTI reflects 43.22% which is still greater than maximum allowed of 43%. Condition remains.
																				CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300024001	$901,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		07/08/2015: A CDA report reflecting a value of $1,550,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 58.13% CLTV; Years Self Employed 4.33 years seld employed; FICO is higher than guideline minimum 769 FICO
300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception 2
Provide a LOE from the borrower regarding the LLC business listed on the bank account that pays the REO mortgage. The business does not appear on the borrowers tax returns. Additional condition may apply.
																09/16/2015: LOX 09/08/2015: LLC business listed on the bank account that pays the REO mortgage is part of the business that appears on schedule C of the borrowers' tax returns.
09/16/2015: Audit review of documentation submitted is deemed acceptable. Audit verified with the Third party that the company was formed on 12/27/2013 and it was not listed on the 2014 Tax Returns. Company was established to keep the borrower's rental properties in, condition cleared.
 09/08/2015: Audit review of documentation submitted is deemed unacceptable. Provide LOE from borrower or CPA explaining the nature of the business for LLC business listed on the bank account that pays the REO mortgage. Condition remains.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Hazard Insurance	Provide an updated Evidence of Property Insurance for the subject property. The one in the file expired on 8/14/2015 and has no policy number on it.	09/03/2015: dec page	09/03/2015: Audit review of updated Property Insurance reflects the expiration date of 08/20/2016 and the policy number, documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Required Documentation	Provide proof of the insurance premium amount of the REO property listed on line B of the borrowers 2014 1040 Schedule E.	09/08/2015: See attached – HOI is escrowed. Proof of HOI attached
09/08/2015: Audit review of mortgage statement for REO listed on line B of 2014 1040 Schedule E reflects escrows for taxes AND insurance included in monthly payment, documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Lease Agreements	Provide current leases on units 2 & 4 of the borrowers 4 unit investment property. The leases in the file expired prior to closing.	09/16/2015: LOX 09/08/2015: On page 7 of each lease under Lease Renewals, it states that lease converts to month to month if not formally renewed
09/16/2015: Audit reviewed the lender rebuttal, as well as the documentation provided, and has determine that the third party verification from the Management company is acceptable evidence of current tenants and rental payments. Condition cleared.
 09/08/2015: Audit reviewed the lender rebuttal and has determine that a rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month for 08/2015, its required in order to be classified as a Qualified Mortgage. Unit 2 lease expired before closing on 08/07/2015 and Unit 4 lease expired before closing on 07/31/2015. Condition remains.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Condo Questionnaire	Provide the condo questionnaire for the subject property.	09/03/2015: condo Q	09/03/2015: Audit review of HOA Certification documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	General Credit Exception	Provide proof of the HOA payment amount for the primary residence.	09/14/2015: Lender rebuttal states the HOA on the 1003 was a typo. 09/08/2015: This subject is a SFR, not a PUD as confirmed by the tax cert. Attached.
09/14/2015: Audit reviewed the lender rebuttal; however, a community search was performed online and found that the SFD is located in an HOA community.  The quarterly dues are $139 or $46.33 per month. Lender and audit used a more conservative PITIA calculation, so the loan satisfies QM requirements.  Audit obtained post-closing HOA dues. Loan will be rated a B.
 09/08/2015: Audit reviewed documentation submitted, provide LOX as to the Final 1003 reflecting "present" HOA of $35 monthly on page 2. 1008 documentation provided reflects "present housing payment" of $2,771 with an HOA fee of $35. Clarify present housing payment with an itemization. Condition remains.

 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation
Provide proof that the transaction payment history provided to document the business pays for the auto loan was paid to the auto loan. The payment amounts on the printout and credit report are different and there is no account number referenced in the pay history.
																09/03/2015: pay histories	09/03/2015: Audit review of pay history for auto loan documentation submitted reflects same account number as the credit report and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																09/03/2015: closing instructions	09/03/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation provided is deemed acceptable, condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Obtain Verification of Earnest Money Deposit	Provide proof of liquidation of funds from the borrowers investment account used for closing.	09/03/2015: proof of liquidation and wire	09/03/2015: Audit review of proof of liquidation and wire documentation submitted reflects evidence of funds used for closing and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300045610	$800,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		08/31/15: CDA provided reflecting a value of $1,010,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW guidelines require 12 months reserves. The loan was qualified with 100 months reserves.; Years Self Employed The borrower has been self employed in the same line of work 13 years.; Years in Primary Residence The borrower has lived in the primary residence 15 years

300044914	$644,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Document Error
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for lender state that assumption is not allowed.
																	11/04/2015: Client acknowledges condition.	Exception	Aggregator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Years on Job Borrower has 6 years on job

300044914	$644,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	HUD-1 for simultaneous second mortgage lien not provided in file.	10/27/2015: attached.	10/27/2015: Audit review of executed HUD-1 for simultaneous second mortgage lien documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Years on Job Borrower has 6 years on job

300044914	$644,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		10/26/2015: CDA provided reflecting a value of $805,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.12%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 769; Years on Job Borrower has 6 years on job

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	The Quit Claim Deed for the borrower's departing property #1 located on the final 1003 is not signed by the notary. Additional conditions may apply.	The Quit Claim Deed for the borrower's departing property #1 located on the final 1003 is not signed by the notary. Additional conditions may apply.
09/15/2015: Audit review of Quit Claim Deed for the borrower's departing property #1 located on the final 1003 documentation submitted is deemed acceptable, notary completed and signed. Condition cleared.
09/14/2015: Lender provided quit claim deed for subject property. Need evidence the borrower's departure residence was sold in order to exclude from debt. HUD-1 in file evidences the borrower sold the property to a relative, so is a Non-Arms Length transaction.  The Quit Claim Deed for this property in file is not signed by the notary. Missing departure property quit claim deed signed by notary. Condition not cleared.
 09/11/2015: Audit review of documentation submitted is deemed unacceptable. Provide Quit Claim Deed for the borrower's departing property #1 located on the final 1003 that is not signed by the notary. Incorrect Deed was provided for subject property instead of departing property. Condition remains.

 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN for the subject property listed on the appraisal does not match the APN listed on the mortgage.	09/11/2015: intent to re-record mortgage
09/11/2015: Audit reviewed the intent to re-record mortgage with corrective APN that was provided by Closing Agent post-closing, documentation submitted is deemed acceptable. Loan will be rated a Fitch B. Condition cleared.

 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain lease documents
Missing current lease/rental agreement for rental property #2 shown on the borrower's final 1003. Per appendix Q , both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income; in order for the loan to be classified as a Qualified Mortgage. Additional conditions may apply.
																09/18/2015: rental lease	09/18/2015: Audit review of current executed Lease (07/01/2015 - 06/30/2016) reflects monthly rent of $1,950.00, documentation submitted is deemed acceptable. Condition cleared.
 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T	Guidelines require an IRS form 4506-T signed at both application and at closing. The file only contains the 4506-T signed at application. Additional conditions may apply.	09/11/2015: 4506t at closing	09/11/2015: Audit review of 4506-T signed at closing documentation submitted is deemed acceptable. Condition cleared.
 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	General Credit Exception
Gift letter to borrower's from his sisters is not signed. Executed gift letter must specify who is the receiving party, name and relationship to donor, dollar amount given, and a statement from the donor that no repayment is expected, the date the property being purchased, and the date the funds were (or will be) transferred to the borrower.  Additional conditions may apply.
																09/17/2015: gift letter
09/17/2015: Audit review of executed gift letter obtained post closing, 08/31/2015, reflects all pertinent information, documentation submitted is deemed acceptable. Loan will be rated a Fitch B. Condition cleared.

 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure
The Initial Escrow Account Disclosure is missing from the file. Please provide the signed initial Escrow disclosure/Waiver provided to the borrower within 45 days of closing. Additional conditions may apply.
																09/11/2015: Initial Escrow Deposit	09/11/2015: Audit review of Initial Escrow Account Disclosure documentation submitted with initial deposit same as HUD-1 is deemed acceptable. Condition cleared.
 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300059770	$960,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		9/8/15 CDA report reflecting a value of $1,200,000.00 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
 Years in Field Borrower has 8 years in field. ; No Mortgage Lates Credit report verifies 28 months payment history with no late payments reported. ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 796.

300065674	$567,200	LA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Per underwriter summary, a pay stub reflecting new salary is required. Pay stub not provided in file.	10/14/2015: Paystub requested is attached.
10/14/2015: Audit review of paystub that was requested by the underwriter summary was submitted and is deemed acceptable. Other documentation within the loan file provides sufficient evidence of borrower's pay increase. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years in Primary Residence Borrower has resided in primary residence for 10 years

300065674	$567,200	LA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Employer listed on the credit report does not match the Borrower's current or previous employer. Letter of explanation not provided in file.
10/14/2015: Please see below from the underwriter: The employer on the credit report …she has been in same line of work since 2010 and all 3 employers are in the same field and line of work….not to mention employer is located within blocks on the same street as her former employer  She has been in the same field and same line of work since 2010 per the VVOE and full VOE in the file and further verified with W2s from 2012, 2013 and 2014 thus the UW did not feel an LOX was necessary.
																	10/14/2015: Audit concurs with the lender rebuttal, income documentation and VOE's supports employment. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years in Primary Residence Borrower has resided in primary residence for 10 years

300065674	$567,200	LA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																10/15/2015: Please find attached the mortgage from the title company 10/14/2015: Please find attached the mortgage sent for recording.
10/15/2015: Audit review of recorded mortgage documentation submitted is deemed acceptable, condition cleared.
 10/14/2015: Audit review of stamp certifying document was sent for recording by the Lender is deemed unacceptable.  Provide confirmation of recording by Settlement Agent reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years in Primary Residence Borrower has resided in primary residence for 10 years

300065674	$567,200	LA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence IRS was paid with 2014 extension not provided in file.	10/15/2015: Please find attached further clarification from the UW. 10/14/2015: The borrower did not pay anything when she filed her extension. The 2014 extension in the file confirms this.
10/15/2015: Audit review of all documentation submitted is deemed acceptable. Quarterly statement provided, dated 04/01 - 06/30/2015, reflects $45,294.87 @ 70% equals $31,706.40.  Evidence of sufficient funds to cover 2014 tax payment was provided. Condition cleared.
 10/14/2015: Audit reviewed the lender rebuttal and has determined that evidence of payment is required and borrower does not have enough funds after CTC and reserves to cover the cost. 2014 Tax form 4868, line 6, reflects a "Balance Due" of $22,825. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years in Primary Residence Borrower has resided in primary residence for 10 years

300065674	$567,200	LA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Purchase contract addendum	Borrower's spouse is not on title or mortgage. Addendum removing spouse from sales contract not provided in file.
10/14/2015: Please see below from the title company: spouse is not on title. Borrower acquired the property as her sole and separate property. Her husband appeared in the sale and the mortgage to intervene or to acknowledge that the property is his wife’s separate property. Once a party makes a declaration that they are purchasing as their separate property, the spouse needs to concur so as to waive any rights, title or interest that they may have due to the community property laws. This includes signing the mortgage to waive any homestead rights in the property in the event of foreclosure.

10/14/2015:  Audit reviewed the lender rebuttal and concurs with the title company. The borrower's spouse acknowledged the sales contract and mortgage so as to waive any rights, title or interest that they may have due to the community property laws. This includes signing the mortgage to waive any homestead rights in the property in the event of foreclosure. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years in Primary Residence Borrower has resided in primary residence for 10 years

300065674	$567,200	LA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		10/12/2015: CDA provided reflecting a value of $736,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 38.22% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 752; Years in Primary Residence Borrower has resided in primary residence for 10 years

300044214	$750,000	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Failure to Obtain Housing History
Lender's guidelines require a 12 month housing payment history with 0 x 30 late in the past 12 months.  Previous mortgage verified for 9 months.  Current and previous rental payment history not provided in file.
																09/04/2015: VOR
09/04/2015: Audit acknowledges that the a verification of rent was dated post closing 09/02/2015. Rental History on Supplemental Summary of Credit Report reflects Military Housing from 07/20/2009 through 07/29/2014, borrower owned previous home from 05/2014 through 06/2015 then lived rent free with parents until purchase of subject. Post-close VOR does not affect the overall ability to repay the subject loan. Loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 811; Years in Field Borrower has 13 years in Field

300044214	$750,000	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  Borrower started current job 07/01/2015 and worked at previous job 03/27/2014-05/13/2015.  Gap letter and verbal verification of 2nd previous employment not provided in file.

09/21/2015: Income docs
09/08/2015: Lender agrees that Appendix Q requires verification that DTI doesn't exceed 43% at the time of consummation ("the ratio of the consumer's total monthly debt payments to total monthly income at the time of consummation cannot exceed 43 percent."); however, a previous job does not factor into the DTI because the income is no longer currently being earned and therefore isn't used in the income calculation. Furthermore appendix Q does not specifically require past employment record to be verified at or prior to consummation because, as cited previously, the DTI is what is required to be verified at or prior to close). Finally, in a strict sense, history does not change; what lender means by this is that the borrower's past employment record with regards to a previous job will be the same regardless of when the verification is done. Since the intent of QM is to foster responsible lending and the intent of Appendix Q is to provide guidance and standards with which to do that, it can be reasonably assumed that so long as the verified prior employment record does not reveal anything that would impact the DTI ratio, verification of such a component (for salaried borrowers especially), especially in light of the "historical" nature of it, need not be restricted to prior to or at consummation insofar as specifying dates. W2s, tax returns, and credit reports all provide a degree of verification for a past employment record without specifying dates and can be relied upon by the lender to make a good faith judgment of a consumer's employment record. Consistency in earnings (via W2s and taxes) based on documentation furnished in the file are a useful tool for doing this. With regards to verifying employment history, Appendix Q says, “The creditor must verify the consumer's employment for the most recent two full years, and the creditor must require the consumer to Explain any gaps in employment that span one or more months.” In conclusion, lender asks what specific support OPUS can provide to justify their stance with tangible evidence that verifications and documents that don’t impact DTI would have to be verified at or prior to close when there are numerous documents (those mentioned previously) already in file and reviewed for consistency that support a stable employment/earnings record, especially for a salaried borrower. Please advise.
09/02/2015: Please review the Appendix Q guidelines attached, this was resuspended invalidly
09/01/2015: VOE
 08/14/2015: Gap letter

09/21/2015: Audit reviewed prior VOE documentation (DD 214) and has determined that Prior employment within the two year period was verified. Documentation requirement of Appendix Q has been met. Gap letter provided is acceptable. Condition cleared.
09/08/2015: Audit has consulted with outside council regarding the disallowance of post-closing cures in accordance with QM.  Our client is in agreement with our stance.  Please consult the client for further information.  Loan will be rated IVR3.
09/02/2015: Audit consulted with compliance and QM does not allow post-closing cures.  Appendix Q indicates that the creditor must verify the consumer’s employment for the most recent two full years, and must require the consumer to explain any gaps spanning one or more months, etc.  Further, the Appendix indicates that when analyzing a consumer’s employment, creditors must examine the consumer’s past employment record (i.e., previous job if less than two years at current position); and the employer’s confirmation of current, ongoing employment status. The VOE was required to be obtained prior to consummation, loan fails QM. QM does not allow post-closing reconciliation. Condition will remain active and loan will be rated IVR3. Condition remains.
09/01/2015: Audit reviewed  VOE documentation, dated 08/31/2015, and has determined that Prior employment within the two year period of verification was documented post-closing and not completed at or prior to loan consummation. Documentation requirement of Appendix Q has not been met. Condition remains.
 08/14/2015: Audit review of documentation submitted with regards to the Gap letter is deemed acceptable. However, a verbal verification of the 2nd previous employment from 07/01/2012 - 11/07/2014 is required to fulfill the Appendix Q two year requirement. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 811; Years in Field Borrower has 13 years in Field

300044214	$750,000	MI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	1008 not provided in file.	08/31/2015: 1008	08/31/2015: Audit review of 1008 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 811; Years in Field Borrower has 13 years in Field

300044214	$750,000	MI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 11.86%. The Lender was required to provide a cure in the amount of $11.80		Final HUD-1, line 207, indicates a tolerance cure in the amount of $11.80. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 811; Years in Field Borrower has 13 years in Field

300044214	$750,000	MI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		08/26/2015: CDA provided reflecting a value of $975,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.75%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 811; Years in Field Borrower has 13 years in Field

300042454	$656,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Evidence of no draws in past 12 months for existing equity line not provided in file	9/24/15 Evidence of 12 month	9/25/15 Evidence provided that no draws within the last 12 months for the existing HELOC. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 84.51% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  26.40% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300042454	$656,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Source of funds to checking account #1 on final 1003 of $3650 on 5/29 and $6650 on 5/1 not provided in file
9/24/15 Per Investor guidelines,"Large Deposit" is defined as any single deposit that exceeds 50% of the total monthly qualifying income for the loan. In this case, the borrower's have a combined qualifying monthly income divided into two. This figure exceeds the large deposits of $3650 and $6650.
																	9/25/15 Audit has reviewed lenders rebuttal and concurs that the source of funds are not required due to each deposit is less than 50% of the total monthly qualifying income. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 84.51% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  26.40% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300042454	$656,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 in file.	09/22/2015: Final HUD	09/22/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 84.51% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  26.40% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300042454	$656,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.	09/16/2015: CDA	09/16/2015: A CDA report reflecting a value of $820,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 84.51% ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of  26.40% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 791

300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	Tax Transcripts for 2013 1040's not provided.	12/03/2015: tax transcripts	12/03/2015: Audit review of Tax Transcripts for 2013 1040's documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Verbal Verification of Employment for Borrower's employment with spouses schedule C company is dated greater than 10 days from note date.Verbal Verification of Employment for Co-Borrower's schedule C self employment is dated greater than 30 days from note date.
 Verbal Verification of Employment for both Borrower & Co-Borrower employment with 1120S company listed on 1003 is missing from file.
																12/17/2015: VVOE 12/16/2015:VVOE Docs 12/11/2015: VVOEs 12/03/2015: VOE docs
12/16/2015: Audit re-analyzed all VOE documentation and has determined that the 1120s entity is dba Schedule C business. VVOE's documentation within loan file was submitted within 30 days prior to the Note date. Condition cleared.
12/16/2015: Audit review of VOE documentation provided clears issue of Schedule C business, however MISSING VOE for both borrowers for the 1120S corporation listed on final 1003. Condition remains.
12/11/2015: Audit review of the VOE for Schedule C business was provided for both borrower's, documentation submitted was within 30 days prior to the Note date, however verification by 3rd party also requires supporting documentation which was not provided. Still MISSING VVOE for both Borrower & Co-Borrower employment with 1120S company listed on 1003 is missing from file. Condition remains.
 12/03/2015:  Audit acknowledges that the (both borrowers) VVOE for Schedule C business, documentation submitted was not within 30 days prior to the Note date, however a verification of employment was also provided dated after the Note date.  Loan will be rated a B. However, still MISSING VVOE for both Borrower & Co-Borrower employment with 1120S company listed on 1003 is missing from file. Condition remains.
																				Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing 2013 W-2 from Borrower's 1120S corporation listed on 1003.	12/03/2015: W2s	12/03/2015: Audit review of 2013 W-2 from Borrower's 1120S corporation listed on 1003 documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Documentation linking Home Equity loan on pg 3 of credit report dated 11/04/2015 with a balance of $72,106 to a property not provided in file.	12/16/2015: HELOC
12/23/15: HELOC tied to REO property B listed on 2014 returns. Including this debt results in a DTI of 38.66%. Condition cleared. 12/16/2015: Audit review of documentation submitted does not identify the property to which HELOC is attached, and is deemed unacceptable. Provide clarification as to which property HELOC is attached to, condition remains.
																				Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines	47.95% DTI > 43% DTI. Lender miscalculated rental income on a rental property.	12/11/2015: 1003 12/07/2015: Income Calc
12/11/2015: Audit has re-analyzed the income calculations, and has determine that with the 1120 entity income included in calculations the DTI now meets guidelines. Current DTI is 37.90% vs 43% guide maximum. Condition cleared.
 12/07/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determine that the loan still exceeds DTI guidelines even with the adjusted income. Current DTI of 44.71% vs 43% per guides.  Rental income is incorrect. Lender miscalculated rental income on a rental property.  Condition remains.
																				Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	1008 and Underwriter Approval missing from file.	12/11/2015: Approval and 1008	12/11/2015: Audit review of 1008 and Approval Notice documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing 2015 YTD Balance Sheet for Co-Borrower's schedule C company. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.	12/16/2015: is the attached that was in file not sufficient for YTD balance sheet on the schedule C business for Co-Borrower's company?	12/16/2015: Audit review of 2015 YTD Balance Sheet for Co-Borrower's schedule C company, dated 09/02/2015, was provided. Documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	LTV/CLTV Exceeds Max	71.65% LTV > 70% LTV based on loan amount > $1,000,000.		12/09/2015: Client has acknowledged condition. Loan will be rated a B.	Exception	Aggregator	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Cash out amount greater than guideline maximum	$487,231.83 cash out > $300,000 cash out for LTV's > 70%. (Cash out based on estimated HUD-1 in file)		12/09/2015: Client has acknowledged condition. Loan will be rated a B.	Exception	Aggregator	Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
47.95% DTI > 43% DTI. Lender miscalculated rental income on a rental property. Used inaccurate monthly income.
 Missing 2015 YTD Balance Sheet for Co-Borrower's schedule C company. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.

12/11/2015: Audit has re-analyzed the income calculations, and has determine that with the 1120 entity income included in calculations the DTI now meets guidelines. Current DTI is 37.90% vs 43% guide maximum. Condition cleared.
 12/07/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determine that the loan still exceeds DTI guidelines even with the adjusted income. Current DTI of 44.71% vs 43% per guides.  Rental income is incorrect. Lender miscalculated rental income on a rental property.  Condition remains.
																				Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	12/02/2015: Final HUD	12/02/2015: Audit review of executed Final, certified HUD-1 documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Debt to Income Ratio utilizing QM methodology exceeds 43%	47.95% DTI > 43% DTI. Lender miscalculated rental income on a rental property.
12/11/2015: Audit has re-analyzed the income calculations, and has determine that with the 1120 entity income included in calculations the DTI now meets guidelines. Current DTI is 37.90% vs 43% guide maximum. Condition cleared.
 12/07/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determine that the loan still exceeds DTI guidelines even with the adjusted income. Current DTI of 44.71% vs 43% per guides.  Rental income is incorrect. Lender miscalculated rental income on a rental property.  Condition remains.
																				Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Obtain Final TIL	Final TIL not provided in file. Unable to complete compliance review. Additional conditions may apply.	12/02/2015: Final TIL	12/02/2015: Audit review of executed Final TIL documentation submitted is deemed acceptable. Condition cleared.			Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300065558	$1,218,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	12/07/2015: CDA
12/07/2015: A CDA report reflecting a value of $1,700,000.00 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 11/30/2015: CDA provided was not performed on the correct appraisal. CDA must be performed on $1,700,000 appraisal.
																				Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 21.4 months reserves.; Years Self Employed Borrowers have 18 years self employed.
300044213	$880,000	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Memo to file states borrower may use funds from Heloc on primary residence for cash to close.  Evidence of source of liquid funds to close not provided in file ($228,368.00 liquid needed for closing).  If funds came from Heloc, primary residence PITI and ratios to be recalculated.  Additional conditions may apply.

10/16/2015:Please find documentation verifying the transfer between the verified accounts to confirm sufficient cash to close.
10/12/2015: Please note that the wire provided with the previous condition states Asset #1 on final 1003. The underwriter only allowed for funds to be used from trust acct and asset #1 acct. Please confirm what additional information you need to clear this condition.
 10/07/2015: Wire attached

10/16/2015: Audit review of Bank Statement documentation submitted is deemed acceptable. Bank Statement for Asset #1 reflects a deposit of $130,000 on 09/17/2015 for a balance of $294,664.94. Bank Statement provided for Asset #3 reflects a withdrawal of $130,000 on 09/17/2015, this amount was deposited into Asset #1 account. Funds were not utilized from HELOC as evidenced by bank statements provided. Condition cleared.
10/12/2015: Audit reviewed the lender rebuttal and has determine that the wire in the amount of $228,368 coming from asset #1 listed on the 1003 did not have sufficient funds per bank statement documentation in the file. Recent Bank Statement for Asset #1 dated 08/05/2014 reflects total balance of $164,662.99. Provide evidence of sufficient funds in asset #1 account to confirm wire amount, and source any large deposits. Condition remains.
 10/07/2015: Audit review of documentation submitted is deemed unacceptable. Unable to determine the amount of funds coming from the HELOC, and the new HELOC payment required for primary residence recalculation. Provide evidence of source of liquid funds to close ($228,368.00 liquid needed for closing). Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 ; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103 months reserves ; Years Self Employed Borrower has 18 years Self Employed

300044213	$880,000	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE
Letter from Settlor's Children giving borrower 100% access to the funds in the Trust account was not provided.  Per the Trust Agreement pg 256, states funds shall be divided in equal shares. Additional conditions may apply, Audit may need to update assets in the system.

10/09/2015: The borrower is an account holder on the account with his sister so why would I ask for an access letter from all siblings? This is like asking for an access letter on a joint account…if a borrower is an account holder they have 100% access to the funds. Furthermore, there is $508,120.06 in this account so even if you divided it by the siblings that would leave the borrower with $84,686. The borrower brought $228,368.00 to closing Liquid assets total: Asset #1 $151,554 + Asset #2  $68,491 + Asset #3  $84,686 = $304,731 There are also additional reserves of $102,303 The borrower has access as an account holder and even if Investor wants to qualify the borrower with a portion of the total funds in the account there is more than enough liquid assets to close and to meet reserves.
 10/07/2015: Trust

10/09/2015: Audit concurs with the Lender's methodology in determining that the borrower has sufficient asset. Condition cleared.
 10/07/2015: Audit review of documentation submitted is deemed unacceptable. Provide a letter from Settlor's Children giving borrower 100% access to the funds in the Trust account, condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 ; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103 months reserves ; Years Self Employed Borrower has 18 years Self Employed

300044213	$880,000	NC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		09/30/2015: CDA provided reflecting a value of $1,145,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 799 ; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with 103 months reserves ; Years Self Employed Borrower has 18 years Self Employed

300045932	$804,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Lender's guidelines require canceled rent checks to confirm payment history if the VOR is completed by a private party. Canceled checks not provided in file.	09/21/2015: VOR
09/21/2015: Audit review of VOR documentation submitted is acceptable.  Per guidelines, if the VOR is completed by a private party such as a landlord and not management company cancelled rent checks will be required to confirm payment history as indicated. Bank statements reflecting 18 months of rental payments from 02/2014 through 07/2015 were provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.72% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with174.9 months reserves

300045932	$804,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/18/2015: CDA provided reflecting a value of $1,005,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.72% ; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 781; Reserves are higher than guideline minimum UW Guides require 12 months reserves, loan qualified with174.9 months reserves

300045934	$436,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	Provide a satisfactory LOE from the borrower regarding the 2013 1040 form 982 (Discharge of Indebtedness) for $56,855.	09/24/2015: Discharge Letter	09/24/2015: Audit review of Bankruptcy Court Documents reflect the entity and borrower that was granted relief (under maiden name), documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with an 808 credit score.; Reserves are higher than guideline minimum The UW guides require 6 months of reserves. The loan was qualified with 56 months reserves.; Years on Job The borrower has been on the same job over 14 years.

300045934	$436,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Provide a copy of the lease for the recently installed solar panels on the subject property. Additional conditions may apply.	09/24/2015: Lease	09/24/2015: Audit review of Solar Lease documentation submitted is deemed acceptable. Monthly debt for Solar Lease included in DTI. DTI is 33.10% and meets requirements. Condition cleared.
 FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with an 808 credit score.; Reserves are higher than guideline minimum The UW guides require 6 months of reserves. The loan was qualified with 56 months reserves.; Years on Job The borrower has been on the same job over 14 years.

300045934	$436,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Provide a copy of the authorization to close letter, executed by the borrower for the 2nd lien being paid off.	09/24/2015: Executed Letter	09/24/2015: Audit review of executed HELOC Close/Termination Letter dated day of disbursement, 09/15/2015, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with an 808 credit score.; Reserves are higher than guideline minimum The UW guides require 6 months of reserves. The loan was qualified with 56 months reserves.; Years on Job The borrower has been on the same job over 14 years.

300045934	$436,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/22/2015: CDA provided reflecting a value of $545,000 or 0% variance. Condition cleared.
 FICO is higher than guideline minimum The UW guides require a 720 credit score. The loan was qualified with an 808 credit score.; Reserves are higher than guideline minimum The UW guides require 6 months of reserves. The loan was qualified with 56 months reserves.; Years on Job The borrower has been on the same job over 14 years.

300071230	$600,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Document Error
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for lender state that assumption is not allowed.
																	11/04/2015: Client acknowledges condition.	Exception	Aggregator
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36.58% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has 21 years on job

300071230	$600,000	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Lease agreement	Missing current lease/rental agreement for rental property shown on 1040 schedule E. One of the leases is expired.	10/29/2015: Hello! The lease for the 3rd floor is dated 1/18/2015 and signed 1/19/2015. Please advise.
11/2/2015: Audit received rental checks that were dated post-closing. Audit removed all rental income for this property and the borrower still qualifies per QM.  Condition cleared. 10/29/2015: Audit reviewed the lender rebuttal and has determined that the lease in question is for the 1st floor which expired on 02/01/2015. Thereafter, the contract is automatically renewed on a month-to-month basis.  A rental payment history (receipts/cancelled checks/bank statements, etc.) that the lessor may have to prove it was from the same tenant month over month for 02/01/2015 through 08/13/2015 (application date) reflecting no late payments is required in order to be classified as a Qualified Mortgage.  Per QM, verification of no gaps > 3 months.  Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36.58% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has 21 years on job

300071230	$600,000	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Missing current lease/rental agreement for rental property shown on 1040 schedule E. Per appendix Q, both IRS Form 1040 Schedule E and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage. One of the leases is expired.
																	11/2/2015: Audit received rental checks that were dated post-closing. Audit removed all rental income for this property and the borrower still qualifies per QM. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36.58% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has 21 years on job

300071230	$600,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		10/28/2015: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 40%, loan qualified with DTI of 36.58% ; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 786; Years on Job Borrower has 21 years on job

300062337	$519,920	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration
The original declaration page from the homeowner’s insurance policy must be included in the loan file. Please provide a copy of the declaration page for the subject property.  Additional conditions may apply.
																9/24/15 property insurance	9/25/15 Hazard insurance declaration page provided verifying sufficient coverage and a paid receipt. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves

300062337	$519,920	TX	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																9/24/15 closing instruction	9/25/15 Closing instructions provided verifying recording instructions. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves

300062337	$519,920	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	Missing Note for simultaneous second mortgage loan.	9/24/15 2nd mortgage documents	09/28/2015: Audit received executed 2nd lien note evidencing $64,900. Condition cleared. 9/25/15 No documents attached, please upload again. Thank you.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves

300062337	$519,920	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/24/2015: CDA provided reflecting a value of $679,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 751; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.42% ; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 15 months reserves

300073500	$1,304,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Document Error
The final TIL shows that someone buying the subject property may, subject to conditions assume the remainder of the loan on the original terms.  The guidelines for lender state that assumption is not allowed.
																11/2/2015: Keep in mind assumption is subject to conditions 11/2/2015: Please provide further clarification - I do not understand the condition.
11/04/2015: Client acknowledges condition. 11/02/2015: Due diligence and client are aware. Loan is to be suspended until further notice. 11/2/2015: Lender's loans are assumption mortgages. Pending response from client on how to proceed.
																		Exception	Aggregator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.99%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791.; Years in Field Borrower has 35 years in Field.

300073500	$1,304,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	VVOE in the file is dated 10/19/15. According to the guidelines a verbal verification/confirmation is required on all loans prior to closing.		11/02/2015: WVOE was dated within 10 days of the Note date. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.99%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791.; Years in Field Borrower has 35 years in Field.

300073500	$1,304,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	General Credit Exception	Lender guidelines require minimum 2 years self employed. Borrower has less than 2 years.
10/29/2015: Audit acknowledges that the Lender guidelines require minimum 2 years self employed and the borrower is outside of guides with less than 2 years. Condition acknowledged. Loan will be rated a B.
																		Exception	Aggregator
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.99%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791.; Years in Field Borrower has 35 years in Field.

300073500	$1,304,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																	11/02/2015: Lender provided evidence the deed was sent for recording. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.99%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791.; Years in Field Borrower has 35 years in Field.

300073500	$1,304,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1
Final HUD-1 is missing from the file. Unable to complete compliance review. In order to verify all estimated required third party fees and any tolerance cures, please provide the complete final HUD-1. Additional Conditions may apply.
																	10/30/2015: Audit reviewed the certified final HUD1. Compliance tests pass. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.99%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791.; Years in Field Borrower has 35 years in Field.

300073500	$1,304,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/29/15: CDA reflecting a value of $1,630,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.99%; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 791.; Years in Field Borrower has 35 years in Field.

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	Tax Transcripts for the personal and business tax returns are not provided in file.	04/14/2016: Business Transcripts
04/14/2016: Audit re-analyzed Business Tax Returns, and has determined that executed 1120s returns for 2013/2014 were provided, therefore business transcripts are not required. Condition cleared.
 04/01/2016: Received and reviewed tax transcripts for personal returns. Still need transcripts for business returns. Condition remains.

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Rescind	A	A	CA	A	A	Legal Documents	Final 1003 is incomplete	The final 1003 is not signed by the lender and does not include the monthly payment for the second mortgage.		04/01/2016: initial 1003 is signed by lender, and 2nd mtg payment is not material. Condition rescinded.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing 4506-T	Per the Lender's guidelines, a 4506-T is required to be signed at application and closing. 4506-T's for the business not provided in file.	04/11/2016: Signed 4506T	04/11/2016: Audit acknowledges that the executed 4506-T provided post closing is outside of guidelines. Loan will be graded a B.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Failure to obtain Documentation
Evidence the borrower paid off the existing home equity lien on the subject property provided in file.  Neither evidence the equity line is closed nor an authorization to close is provided in file.  Additional conditions may apply.

04/19/2016: $144K HELOC Agreement
04/14/2016: Verification that this was paid off has been provided - both on the acct statement and on the soft credit. you don't need to know which property it's tied to because it's paid off.
 04/08/2016:  payoff

04/19/2016: Audit reviewed HELOC Satisfaction, as well as recorded mortgage, and has determined that all documentation provided is in-line with HELOC information. Satisfaction provided post closing to verify account has been closed and released. Loan will be graded a B. Condition cleared.
04/14/2016: Audit reviewed lender rebuttal, verification of HELOC is required to determined if on subject property. If on subject property, evidence that HELOC has been closed is required. Condition remains.
04/08/2016: Audit reviewed documentation submitted, unable to determine from statement which property HELOC is attached. Condition remains.
 04/01/2016: Letter of explanation in file (pg 144-146) shows a HELOC account was paid off just prior to closing. Need documentation on what property this Heloc is on. Condition remains.

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	Hazard insurance for third property listed on the REO schedule not provided in file.		04/01/2016: Received Hazard Insurance for third property on REO. Condition cleared.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence of mortgage payment for the third property listed on the REO schedule and confirmation of that the additional HELOC with a payment of $226 belongs to that property.	04/15/2016: Credit Agreement For REO HELOC
04/15/2016: Audit reviewed all documentation for REO, and has determined that sufficient evidence was provided for HELOC. Condition cleared.
 04/01/2016: Received and reviewed letter of explanation written by borrower. Letter does not address condition or provided evidence of payments or property HELOC belongs to. Condition remains.

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Ineligible Transaction	Per the appraisal the property was listed for sale and was withdrawn on 11/4/15. Per guidelines there must be at least 180 days from the cancellation date to the application date.	04/20/2016: Borr LOX	04/20/2016: Audit acknowledges that the was property listed for sale and the cancellation was outside of guidelines. Loan will be graded a B.	Exception	Aggregator
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned
The Lender's guidelines require any single deposit that exceeds 50% of the total monthly income to be explained and sourced.  If not needed for closing costs or reserves, a signed explanation letter from the borrower providing the source of the deposit and the reason the funds cannot be documented can be accepted.  The deposit on 09/15/2015 of $32,560 is greater than 50% of the borrower's monthly income.  Explanation and source of funds not provided in file.
																04/11/2016: Source of Large Deposit
04/11/2016: Audit review of LOE, regarding large deposit, documentation submitted is deemed acceptable. Large deposit was a distribution for corporate quarterly taxes. Condition cleared.
 04/01/2016: Received letter of explanation for large deposit (letter had wrong amount) but no documentation and no explanation why documentation can not be provided (required per lender guidelines). Condition remains.

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Per the Lender's guidelines, some retirement plans have restrictions on how funds can be accessed.  Retirement funds cannot be used to meet reserve requirements if withdrawals are only allowed upon the borrower employment termination, retirement (unless of retirement age) and death.  Terms and conditions for withdrawal from retirement account not provided in file.
																04/11/2016: terms of withdrawal	04/11/2016: Audit review of 401K Plan reflect terms of withdrawal, documentation submitted is deemed acceptable. Condition cleared.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 2nd lien note	Note and final closing disclosure for the simultaneous second mortgage lien not provided in file.	04/15/2016: Signed HELOC 04/08/2016: There is only an agreement and a Mortgage for this type of HELOC.
04/15/2016: Audit review of executed HELOC and Schedule of Closing Costs were provided, and are deemed acceptable. Condition cleared.
04/08/2016: Audit review of documentation submitted is deemed unacceptable, provide an executed copy of the HELOC. Condition remains.
 04/01/2016: Received & reviewed copy of second  Mortgage, but did not receive CD or copy of Note. Condition remains.

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Incomplete Income Documentation
Per QM, self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules; Year to date profit and loss (P&L) statement and balance sheet.  The file is missing signed personal and business tax returns and all the statements to the 2013 & 2014 1120S returns.
																04/11/2016: Signed Tax Returns	04/11/2016: Audit review of executed 2013/2014 1040's and 1120's were provided, dated day of consummation. Documentation submitted is deemed acceptable, condition cleared.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Closing Costs Disclosure under Costs at Closing section (Page 1) do not match Closing Costs details (Page 2)	The closing costs on page 1 of the CD match the closing costs on page 2 of the CD, however, they are incorrect.	04/11/2016: Revised CD 04/01/2016: Closing Costs Match from Page 1 to 2.
04/11/2016: Audit reviewed revised CD, proceeds from simultaneous second mortgage were moved from Section H to the "Payoffs and Payments" page. CD closing costs on page 1, match page 2. Documentation submitted is deemed acceptable. Letter of intent and postal evidence provided, loan will be rated a Fitch 'B'. Condition cleared.
 04/01/2016: Although Closing Costs match, they are incorrect. Proceeds from simultaneous second mortgage were added to closing costs yielding negative closing costs which is incorrect.  Condition remains.

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Per QM, self-employed consumers must provide the following information:  signed, dated individual tax returns, with all applicable tax schedules for the most recent two years; for a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules; Year to date profit and loss (P&L) statement and balance sheet.  The file is missing signed personal and business tax returns and all the statements to the 2013 & 2014 1120S returns.
																	04/11/2016: Audit review of executed 2013/2014 1040's and 1120's were provided, dated day of consummation. Documentation submitted is deemed acceptable, condition cleared.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Naming Convention in Services Borrower DID NOT SHOP Fee - Section B in C.D. is not consistent	The CD reflects Title - State of FL Policy Fee and the LE reflects Title - Assessment/Surcharge (FL)
04/06/2016: Received revised post close CD with naming convention error corrected, corrected closing date and letter to borrower and proof of mailing. Condition cleared.
 04/01/2016: Received revised post close CD changing name to match LE, but did not receive letter of explanation to borrower or proof sent to borrower. Condition remains.  Please note closing date is incorrect on revised CD

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Closing Disclosure document error
Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
																04/11/2016: This was the actual CD sent to the borrower 4.4 with origination fee in section A. I uploaded the wrong one.
04/11/2016: Audit reviewed revised CD, description of charges for Section A were provided. Documentation submitted is deemed acceptable. Letter of intent and postal evidence provided, loan will be rated a Fitch 'B'. Condition cleared.
04/06/2016: Received revised CD dated 4/4/2016, letter to borrower and proof of mailing; however Section A says Lender Fees again. Condition remains.
 04/01/2016: Received revised post close CD changing name of Lender Fees to Origination charges, but did not receive letter of explanation to borrower or proof sent to borrower. Condition remains.  Please note closing date is incorrect on revised CD

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	General Compliance	General Compliance Exception
In Section F, Homeowner Insurance Premium does not list the number of months paid on the final CD. Per TRID: Under 1026.37(g)(2)(i)-(iv) and 1026.38(g)(2) each item must include the applicable time period covered by the amount to be paid by the consumer and the total amount to be paid.

04/06/2016: Received revised post close CD with # of months entered and correct closing date along with letter to borrower and proof of mailing. Condition cleared.
 04/01/2016: Received revised post close CD showing # of months Insurance paid. But did not receive letter of explanation to borrower or verification that sent to borrower.  Condition remains.  Please note closing date is incorrect on revised CD

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	General Compliance	General Compliance Exception 2	The CD reflects property taxes in Section H. The property taxes should be in Section F along with the number of months collected.
04/06/2016: Received revised post close CD moving taxes to section F and showing # of months taxes paid, corrected closing date and letter to borrower and proof of mailing. Condition cleared.
 04/01/2016: Received revised post close CD moving taxes to section F and showing # of months taxes paid, but did not receive letter of explanation to borrower or verification that sent to borrower.  Condition remains.  Please note closing date is incorrect on revised CD

 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	Legal Documents	Document Error	Revised Post Close CD has incorrect closing date.**Condition added**		04/06/2016: Received revised post close CD with corrected closing date and letter to borrower and proof of mailing. Condition cleared.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300145031	$460,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		03/25/2016: CDA provided reflecting a value of $855,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years Self Employed Borrower has 37.5 years Self Employed; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 18.58%; FICO is higher than guideline minimum UW Guides require FICO of 720, loan qualified with FICO of 794

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Guidelines state for regular distributions for an IRA or Keogh may be used as qualification income provided the distributions will continue for a minimum of 3 years. Please provide a copy of the retirement awards letter, or most recent years W-2 or 1099,or 12 months most recent bank statements showing receipt of income. A letter from the administrator of the account is required to verify the terms of distributions and document the receipt of the funds and the current balance of the account. Please provide such letter. Additional conditions may apply.
																02/22/2016: letter & 1099
02/22/2016: Reviewed lender response. Lender provided copy of 1099 and letter from administrator verifying not restrictions on withdrawals, borrowers history of withdrawals and receipt of funds. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete Documentation	File only contains page 1 of the Social Security awards letter for borrower 1.Please provide the complete document. Additional conditions may apply.	02/22/2016: All of the information is on a one page award letter. If you compare it with B2's award letter, all of the info from her 3 page letter is on his one page letter. Can this please be waived?	02/22/2016: Reviewed lender response. Letter appears to be a 1 page letter and includes sufficient information to verify income. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Hazard Insurance Shortfall
Hazard insurance declaration page in file reflects hazard insurance coverage of $619,000.00 plus 20% replacement of $154,750 = $773,750. The appraisal reflects total estimate of cost-new is $1,102,325.00. Shortfall of $328,575. Please provide evidence of sufficient coverage.
																02/22/2016: See attached insurance replacement cost estimator	02/22/2016: Reviewed lender response. Insurance replacement cost estimate of $460,000, verifies sufficient insurance in place. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	TRID	Borrower did not receive initial C.D. 3 days prior to consummation or did not acknowledge receipt of initial C.D. 3 days prior to consummation (Mailbox Rule)	Verification that Borrower received initial CD 3 days prior to consummation not provided.	02/22/2016: initial CD issued and acknowledged 1/29 by borrower as the attached indicates. Please clear this invalid condition	02/22/2016: Reviewed lender response. Agree borrower acknowledged initial CD 3 days prior to consummation. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1	The Closing Disclosure reflects a tolerance cure of $301.20. Loan will be graded an A for all agencies except for Fitch with a grade of B.		02/17/2016: The Closing Disclosure reflects a tolerance cure of $301.20. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	TRID	Initial Closing Disclosure timing requirement not met
Initial Closing Disclosure has a date issued of 01/29/2016. No evidence of borrower acknowledgment of receipt therefore, mailbox rule/presumed receipt factored and no evidence of borrower receipt of disclosure 3 business days prior to consummation.
																Initial CD is signed on 1/29/2016. Therefore, 3 day rule observed. Please clear this invalid condition.	02/22/2016: Reviewed lender response. Borrower acknowledged initial CD 3 days prior to consummation. 3 day rule observed. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Naming Convention in Origination Charges - Section A on C.D is not consistent
Classification of Section A fees using terminology of "Lender Fees": Section1026.37(f)(1) makes reference to an example of the description of services which specifically provides examples of the description of services. DESCRIPTION OF CHARGES. Other than for points charged in connection with the transaction to reduce the interest rate, for which specific language must be used, the creditor may use a general label that uses terminology that, under § 1026.37(f)(5), is consistent with § 1026.17(a)(1), clearly and conspicuously describes the service that is disclosed as an origination charge pursuant to § 1026.37(f)(1). Items that are listed under the subheading “Origination Charges” may include, for example, application fee, origination fee, underwriting fee, processing fee, verification fee, and rate-lock fee. A “lender fees” does not provide the borrower with that information.
																02/22/2016: Updated CD and proof of delivery
02/23/2016: Audit reviewed lender rebuttal, Lender provided revised CD, and proof it was sent to borrower along with letter to borrower explaining change. Consulted compliance with regards to naming convention, loan will be rated a Fitch B and A for all others.
 02/22/2016: Reviewed lender response. Lender provided revised CD, and proof it was sent to borrower along with letter to borrower explaining change. Condition escalated to compliance dept to see if we now have a naming convention error from LE to CD (lender fee to origination fees.

 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		02/17/2016: CDA provided reflecting a value of $2,932,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300096476	$780,000	CA	Underwriting Complete	SHQM	SHQM	Property	Rescind	A	A	VA	A	A	Property	General Property Exception 1	The property does not conform to zoning requirement of 15,000 square foot minimum lot size. Evidence the property can be rebuilt not provided in file.	02/22/2016: the appraisal clearly comments that the subject property can be rebuilt per planning department	02/22/2016: Reviewed lender response and appraisal. Appraisal does state property can be rebuilt per planning department. Condition rescinded.
 FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 761.; CLTV is lower than guideline maximum UW Guides maximum CLTV of 75%, loan qualified with CLTV of 26.60%; Years in Primary Residence Borrower has resided in subject for 16 years.

300034844	$880,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Value	Appraisal incomplete (missing map, layout, pages, etc.)	Property is zoned agricultural residential, has a barn, greenhouse and outbuildings. Appraiser to provide comment that the subject is not working farm, ranch or orchard.
6/26/15 This was addressed on the appraisal that was uploaded yesterday. see page 1 in the site section that states "The subject is not a working farm, ranch or orchard" 06/25/2015: updated appraisal attached

06/26/15 Audit has reviewed the updated appraisal. The appraiser comments the property is not a working farm, ranch or orchard. Condition cleared. 06/25/2015: Audit reviewed the updated Appraisal documentation and has determined that the appraiser did not address the zoning issue. Appraiser to provide comment that the subject is not working farm, ranch or orchard. Condition remains.
																				DTI is lower than guideline maximum DTI 35.98; FICO is higher than guideline minimum 757 FICO; Years on Job Borrower has owned business 9 years
300034844	$880,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Insufficient credit history	The lenders guidelines require each borrower that does not have previous mortgage history to have 3 open trade lines. The borrower only has 2 trade lines.
6/29/15 Audit has reviewed the loan file and determined the borrowers lack of trade lines does impact their overall ability to repay the loan. Compensating factors include: DTI 36.21%, 757 Credit Score, 9 years on the job and 16 months reserves. Loan will be graded a B.
																		Exception	Aggregator	DTI is lower than guideline maximum DTI 35.98; FICO is higher than guideline minimum 757 FICO; Years on Job Borrower has owned business 9 years
300034844	$880,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. The HUD-1 provided is not signed on the certified stamp	06/24/2015: fhud
06/25/2015: Audit review of certified Final HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 06/24/2015: Audit review of Final HUD-1 documentation submitted is deemed unacceptable. Provide Final HUD-1 signed by Settlement Agent, copy provided was not signed on any of the pages by Settlement Agent.  Condition remains.
																				DTI is lower than guideline maximum DTI 35.98; FICO is higher than guideline minimum 757 FICO; Years on Job Borrower has owned business 9 years
300034844	$880,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		06/24/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum DTI 35.98; FICO is higher than guideline minimum 757 FICO; Years on Job Borrower has owned business 9 years
300034796	$687,110	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing appraisal	The Lender's approval requires a Field Review which is not provided in the file.	07/24/2015: Please waive. The CDA was accepted in lieu of the field reivew. CDA was in our original delivery package	07/24/2015: A CDA report reflecting a value of $860,000 which is a 0% variance was provided. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years on Job Borrower has 7.5 years on job

300034796	$687,110	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months.  Verbal verification of employment for Co-borrower's second previous job not provided in file.
																08/11/2015: borrower's previous job VOE is attached 07/29/2015: previous VOE for 2nd job is attached
8/11/15: VOE provided on 6/29/15 for prior employer covering employment dates of 7/15/13-12/30/13 provided. Condition cleared. 08/11/2015: Audit reviewed VOE documentation and has determined that Prior employment verification was documented on 06/29/2015 for the period of 02/28/2013 through 07/12/2013, and meets QM requirements.  However, the VOE submitted reflecting dates of employment for 7/15/2013 through 12/30/2013 was dated POST-CLOSING (07/28/2015) and not completed at or prior to loan consummation. Documentation requirement of Appendix Q has not been met. Condition remains.
 07/29/2015: Audit reviewed VOE documentation and has determined that Prior employment within the two year period of verification was documented post-closing and not completed at or prior to loan consummation. Furthermore, VOE submitted reflects employment dates of 7/15/2013 through 12/30/2013, missing VOE for 5/2013 through 7/14/2013 to fulfill a complete 2 yr history. Documentation requirement of Appendix Q has not been met. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years on Job Borrower has 7.5 years on job

300034796	$687,110	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete 1003	The final application is missing the Borrower's and Co-borrower's race.	07/29/2015: F1003 attached	07/29/2015: Audit review of final application with "race" completed was submitted and is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years on Job Borrower has 7.5 years on job

300034796	$687,110	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10% on the Final HUD-1 shows an increase of 42.788271%. The Lender was required to provide a cure in the amount of $248.24
HUD-1 line 206 reflects a tolerance cure in the amount of $347.00 paid to borrower at close for Charges That in Total Cannot Increase More Than 10% category. Loan will be graded B for Fitch and A for others.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years on Job Borrower has 7.5 years on job

300034796	$687,110	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	07/24/2015: CDA	07/24/2015: A CDA report reflecting a value of $860,000 which is a 0% variance was provided. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 39.74%; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 751; Years on Job Borrower has 7.5 years on job

300026551	$440,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Good Faith Estimate does not disclose all estimated required third party fees charged on the HUD	Under the charges that in total cannot increase more than 10%, the Final HUD-1 shows an increase of 18.51%. The Lender was required to provide a cure in the amount of at least $58.00.		Page 1 of the Final HUD-1 shows a RESPA cure in the amount of $68.00. The RESPA cure was completed within 30 days of settlement. Loan will be rated a Fitch 'B'.
300026551	$440,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	07/27/2015: CDA	07/27/2015: A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.
300034843	$726,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Executed authorization to closed home equity lien not provided in file	06/24/2015: signed authorization to close heloc is attached	06/24/2015: Audit review of Home equity lien signed documentation by borrower to "payoff and close" HELOC account submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 74.08% CLTV; DTI is lower than guideline maximum 13.22% DTI; FICO is higher than guideline minimum 746 FICO
300034843	$726,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	The credit report dated 03/16/2015 is missing the tops and bottoms of some of the pages. Please provide legible report.	06/23/2015: CREDIT REPORT DATED 3/16 ATTACHED	06/23/2015: Audit review of complete copy of the Credit Report documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 74.08% CLTV; DTI is lower than guideline maximum 13.22% DTI; FICO is higher than guideline minimum 746 FICO
300034843	$726,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	06/23/2015: CDA	06/23/2015: A CDA report reflecting a value of $980,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 74.08% CLTV; DTI is lower than guideline maximum 13.22% DTI; FICO is higher than guideline minimum 746 FICO
300008241	$559,200	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing 2014 Balance Sheet for Co-Borrower's consulting business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
04/24/2015: Income received from Co-Borrower's consulting business has not be used for qualification. The co-borrower is only using W2 income for qualification. In addition the income from this some does not appear to be stable income and therefore may not be used. The 2013 transcript identifies a loss in comparison to the 2012 return. Per guidelines income that is not stable may not be used.

04/27/2015: Audit reviewed the documentation with compliance and has determined that the letter from the borrower stating no expenses were incurred in 2014, therefore no BS would be generated. Condition cleared. 04/24/2015: Audit reviewed the lender rebuttal and has determined that in order to satisfy QM requirements, a 2014 P&L and BS are required to validate the stability of the income. Since no income was earned in 2013, one cannot assume there were no expenses in 2014.  Condition remains.
 04/24/2015: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2014 P&L and Balance Sheet for Co-Borrower's consulting business is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor. Condition remains.
																				DTI is lower than guideline maximum 34.69% compared to 43%.; Reserves are higher than guideline minimum 20 months compared to 6.; FICO is higher than guideline minimum 803 FICO compared to 680.
300008241	$559,200	WA	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud Tool. Please provide an industry standard fraud tool along with any supporting document based on fraud report findings.  Please provide Fraud Report with OFAC search. Additional conditions may apply.
																	04/27/2015: Fraud tool provided dated 04/27/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.	Exception	Aggregator	DTI is lower than guideline maximum 34.69% compared to 43%.; Reserves are higher than guideline minimum 20 months compared to 6.; FICO is higher than guideline minimum 803 FICO compared to 680.
300008241	$559,200	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing YTD P&L for Co-Borrower's consulting business. Per appendix Q, both a Balance Sheet and a P&L statement is required; in order for the loan to be classified as a Qualified Mortgage.
04/27/2015: did the reviewer look at the last page of the attachment uploaded 04.24.2015?
04/24/2015: YTD P&L Statement
 04/24/2015: The income listed on the tax transcript for consulting business does not appear to be stable income. The 2013 return identifies a loss whereas 2012 does not. In addition the loan is being qualifies using W2 income with no self employment being identified.

04/27/2015: Audit reviewed the documentation with compliance and has determined that the letter from the borrower stating no expenses were incurred in 2014, therefore no P&L would be generated. Condition cleared. 04/27/2015: Audit review of all documentation submitted and has determined that the borrower only addresses 2014 expenses and does not address profit. No P&L or Balance Sheet was provided and the letter only addresses that no expenses occurred.  Condition remains.
04/24/2015: Audit reviewed the lender rebuttal and has determined that in order to satisfy QM requirements, a 2014 P&L and BS are required to validate the stability of the income. Since no income was earned in 2013, one cannot assume there were no expenses in 2014.  Condition remains.
 04/24/2015: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2014 P&L and Balance Sheet for Co-Borrower's consulting business is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, a P&L and Balance Sheet are required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor. Condition remains.
																				DTI is lower than guideline maximum 34.69% compared to 43%.; Reserves are higher than guideline minimum 20 months compared to 6.; FICO is higher than guideline minimum 803 FICO compared to 680.
300008241	$559,200	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title	Missing copy of the preliminary title or title commitment. File only contains the supplemental. Additional conditions may apply.	04/24/2015: Please find uploaded the title commitment	04/24/2015: Audit review of Title Commitment documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 34.69% compared to 43%.; Reserves are higher than guideline minimum 20 months compared to 6.; FICO is higher than guideline minimum 803 FICO compared to 680.
300008241	$559,200	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration	The file only contains the Application/Binder-Receipt. Please provide a copy of the declaration page for the subject property. Additional conditions may apply.	04/24/2015: Please find uploaded the HOI declarations	04/24/2015: Audit review of Hazard Insurance declaration page documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 34.69% compared to 43%.; Reserves are higher than guideline minimum 20 months compared to 6.; FICO is higher than guideline minimum 803 FICO compared to 680.
300008241	$559,200	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was missing from the file.	04/24/2015: CDA	04/24/2015: A CDA report reflecting a value of $699,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 34.69% compared to 43%.; Reserves are higher than guideline minimum 20 months compared to 6.; FICO is higher than guideline minimum 803 FICO compared to 680.
300071179	$555,000	WA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title	Missing Title Commitment or Preliminary Title report.	11/10/2015: Please find uploaded the title commitment for subject loan	11/10/2015: Audit review of Title Commitment documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300071179	$555,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	11/10/2015: Please find uploaded the Final Stamped certified true HUD-1 Settlement Statement	11/10/2015: Audit review of Final, certified HUD-1 documentation submitted is deemed acceptable. Compliance Testing passed. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300071179	$555,000	WA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 3 Good Faith Estimates in file. GFE dated 09/17/2015 reflects the credit report fee as $5.67 and the GFE dated 09/22/2015 reflects $13.67. The file does not contain a Change of Circumstance form.
																11/10/2015: Please find uploaded the lenders documented COC form which indicates that a credit supplement was ordered increasing the credit report fee and generating the new GFE	11/10/2015: Audit review of RESPA Post Closing GFE Review reflects Change Circumstance for Credit supp ordered on 9/22, documentation submitted is deemed acceptable. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300071179	$555,000	WA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		11/09/2015: CDA provided reflecting a value of $780,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 80%, loan qualified with CLTV of 72.55%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 22.5 months reserves; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 721

300010714	$865,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing current Balance Sheet for Co-borrower's self-employed Schedule C business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.

05/22/2015: balance sheet attached
 05/19/2015: Please waive suspense asking for the balance sheet. We did not use self employed income to qualify the borrower. P&L was in file and we hit with the loss. Thanks

05/22/2015: Audit review of co-borrower Balance Sheet for Schedule C dated 01/01/2014 through 12/31/2014 documentation submitted is deemed acceptable. Condition cleared.
 05/19/2015: Audit reviewed the lender rebuttal and has determine that a Sole Proprietorship (Schedule C) is considered Self Employed by Appendix Q and would require P&L and BS. The 2014 Balance Sheet for Schedule C business is required per Appendix Q. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore, the Balance Sheet is required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor. Condition remains.
																				CLTV is lower than guideline maximum 76.55% CLTV; DTI is lower than guideline maximum 30.71% DTI; FICO is higher than guideline minimum 741 FICO
300010714	$865,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	05/14/2015:CDA	05/14/2015: A CDA report reflecting a value of $1,130,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 76.55% CLTV; DTI is lower than guideline maximum 30.71% DTI; FICO is higher than guideline minimum 741 FICO
300011969	$551,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Document Error	The tops and bottoms of the appraisal pages are cut off. Please provide complete appraisal with all pages legible.	06/03/2015: APPRASIAL ATTACHED	06/03/2015: Audit review of complete copy of the Appraisal documentation submitted is deemed acceptable. Condition cleared.			CLTV is lower than guideline maximum 44.98% CLTV; DTI is lower than guideline maximum 29.53% DTI; FICO is higher than guideline minimum 808 FICO
300011969	$551,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	File is missing a WVOE and a letter from the employer stating the borrower works remotely. The location of the business is 335 miles away from the subject. Additional conditions may apply.	06/03/2015: Please waive. the 1003 reflects correctly. Borrower works and lives in cities as indicated on 1003. The two cities are about 20 min away from each other.
06/03/2015: Audit has re-analyzed the loan documents and has determined that the most current VVOE reflects company address that matches the final 1003. The company is headquartered in different city, CA which is 335 miles away, however an internet search reflects an office is located in the city reflected on 1003 which is less than an hour away from the subject property.  Condition cleared.
																				CLTV is lower than guideline maximum 44.98% CLTV; DTI is lower than guideline maximum 29.53% DTI; FICO is higher than guideline minimum 808 FICO
300011969	$551,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	06/03/2015: CDA	06/03/2015: A CDA report reflecting a value of $1,225,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 44.98% CLTV; DTI is lower than guideline maximum 29.53% DTI; FICO is higher than guideline minimum 808 FICO
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing flood certificate	Flood certificate not provided in file.	07/08/2015: flood cert attached	07/08/2015: Audit review of Flood certificate documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing final application (1003)	Final, executed application not provided in file	07/08/2015: final 1003 attached	07/08/2015: Audit review of Final, executed application documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	The lender's guidelines require a 24 month housing payment history. Ten months provided in file. Please provide additional payment history.	08/05/2015: LOE for housing history is attached
08/05/2015: Audit review of LOE, dated 04/14/2015, has addressed the issue regarding verification of timely rent payment history for 24 months, documentation submitted is deemed acceptable. Condition cleared.
																				DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Lease agreement
Lease agreement for property listed on 2013 and 2012 Schedule E part I not provided in file. Per appendix Q, both IRS Form 1040 Schedule E; and a current lease/rental agreement is necessary to verify all consumer rental income in order for the loan to be classified as a Qualified Mortgage.
																07/08/2015: lease agreement on REO attached
07/08/2015: Audit review of the signed lease, by both parties, submitted for the REO property is deemed acceptable. The lease term will begin on 02/15/2015 and will terminate on 02/29/2016 at $4,350 monthly. Condition cleared.
																				DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing CPA Letter, business license or independent verification of Co-borrower's business on 2013 Schedule E part II.	07/08/2015: Please waive. Co-borrowers income is not being used to qualify	07/08/2015: Audit reviewed the lender rebuttal and has determined that a VOE for businesses where income was not used to qualify including negative income is not required. Condition cleared.			DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Condo Questionnaire	Provide satisfactory evidence the subject condo project is FNMA warrantable (Type S, T or U (A ‘Limited Review’ is not eligible)).	08/05/2015: condo warranty is attached. Questionnaire, budget, ccrs, articles, bylaws were included in file
08/07/2015: Lender provided internal condo review form showing the condo is FNMA eligible.  Condition cleared.  08/05/2015: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
																				DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	The top of the credit supplements on pages 306 and 312 are cut off, unable to determine date.	07/08/2015: credit supp attached	07/08/2015: Audit review of credit supplements, dated 04/24/2015, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing 2014 Balance Sheet for Co-borrower's business on 2013 Schedule E part II.  Per Appendix Q, both  Profit & Loss and a Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																08/05/2015: balance sheet
08/05/2015: Audit review of 2014 Balance Sheet (dated 12/31/2014) and YTD Balance Sheet (dated 04/15/2015) for Co-borrower's business on 2013 Schedule E part II are deemed acceptable. Condition cleared.
																				DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Missing 2014 Profit & Loss Statement for Co-borrower's business on 2013 Schedule E part II.  Per Appendix Q, both  Profit & Loss and a Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.
																08/05/2015: P and L
08/05/2015: Audit review of 2014 Profit & Loss Statement (dated 12/31/2014) and YTD Profit & Loss Statement (dated 04/30/2015) for Co-borrower's business on 2013 Schedule E part II are deemed acceptable. Condition cleared.
																				DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300037647	$732,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		07/06/2015: A CDA report reflecting a value of $915,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 40.28% DTI; FICO is higher than guideline minimum 761 FICO; Reserves are higher than guideline minimum $500,500 excess verified reserves
300016192	$813,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Inaccurate Loan Terms on GFE.	Final GFE dated 4/30/2015 shows loan amount of $820,000 and monthly payment of $3,974.13. Note shows loan amount of $813,000 and monthly payment of $3,940.20.	06/25/2015: Please waive. We are not required to re-disclose the GFE if the loan amount decreases.
06/25/2015: Audit concurs with the lender rebuttal and has determine that the due to the decrease in loan terms, a new GFE is not required. Revised terms are in the borrower's favor. Condition cleared.

300016192	$813,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Final HUD not provided – unable to complete Compliance Review	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply. Estimated HUD-1 provided.	06/25/2015: FHUD attached	06/25/2015: Audit review of certified, final HUD-1 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
300016192	$813,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the loan file.		06/25/2015: A CDA report reflecting a value of $1,375,000 which is a 0% variance was provided. Condition Cleared.
300024000	$549,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third party fraud report not provided in file	06/24/2015: FRAUD REPORT ATTACHED	06/24/2015: Fraud tool provided dated 06/05/2015. Audit reviewed and all red flags are cleared. Condition cleared.			DTI is lower than guideline maximum 37.95% DTI; FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $46,089 excess verified reserves
300024000	$549,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		06/23/2015: CDA provided reflecting a value of $700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 37.95% DTI; FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $46,089 excess verified reserves
110863619	$698,542	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1.27.15 Field review provided confirming appraised value of $880,000 or 0% variance.
300007347	$886,552	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																03/02/2015: Lender has 120 days after closing to deliver the recorded mortgage and final title policy. The subject loan closed within less than 120 days.
03/06/2015: Received closing instructions showing Recordation information.  Condition cleared. 03/02/2015: Audit reviewed the lender rebuttal and also reviewed the title policy located in the loan file. Evidence that the security instrument was sent or is required to be sent for recording not found.  Please provide evidence that it was sent or closing instructions that it is required to be sent for recording.  Condition remains.
																				FICO is higher than guideline minimum 763 FICO > 680; Reserves are higher than guideline minimum 16.70 months > 6 months; DTI is lower than guideline maximum 37.84% < 43%
300007347	$886,552	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	ARM Loan Program Disclosure not provided within 3 days of application.
ARM Loan Program Disclosure in file is not dated. Initial application date is 09/08/2014. Although loan closed as a Fixed rate loan, initial loan application was for ARM loan. Please provide ARM loan disclosure dated within 3 days of initial application.

03/03/2015: this loan did not closed in an ARM product; it closed in a FIXED rate product. How is this condition affect the quality of the loan? 03/02/2015: The ARM Disclosure was provided to the borrower.  Lender failed to comprehend how this will affect the quality of the loans in particular this loan closed as a fixed rate loan.

03/06/2015: Lender provided a screen shot of their loan training system showing that the ARM disclosure was sent to the borrower on 09/08/2014, which was within 3 days of application. Condition cleared. 03/03/2015: This does not affect the quality of the loan per se; however, it does affect whether the loan is in compliance. Please provide a screen shot or a type of disclosure tracking evidencing when the ARM disclosure was provided to the borrower. 03/02/2015: ARM loan program disclosure provided does not have the disclosure date on it, so cannot verify that it was provided within 3 days of the initial application date.  Evidence is needed to validate compliance even though the program changed. Please provide disclosure tracking to evidence the ARM loan program disclosure date. Condition remains.
																				FICO is higher than guideline minimum 763 FICO > 680; Reserves are higher than guideline minimum 16.70 months > 6 months; DTI is lower than guideline maximum 37.84% < 43%
300007347	$886,552	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure in file is dated 12/02/2014 and the application date is 09/08/2014.	03/02/2015: The Affiliated Business Disclosure was provided. Borrower did not sign until 12/02/14.	03/02/2015: AFBD disclosure was provided and signed. Condition cleared.			FICO is higher than guideline minimum 763 FICO > 680; Reserves are higher than guideline minimum 16.70 months > 6 months; DTI is lower than guideline maximum 37.84% < 43%
300007347	$886,552	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided in file		03/02/15: CDA provided reflecting a value of $1,110,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 763 FICO > 680; Reserves are higher than guideline minimum 16.70 months > 6 months; DTI is lower than guideline maximum 37.84% < 43%
300007881	$499,000	UT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Subordination Agreement	File is missing the subordination agreement for the home equity line of credit held with 2nd mortgage in the amount of $63,437.00. Additional conditions may apply.	4/30/2015 please refer to line 204.
4/30/2015 Audit reviewed and has determined that the second mortgage in the amount of $63,437 with 2nd mortgage was a purchase money second mortgage and closed simultaneously with the subject mortgage therefore a subordination agreement is not required.  Condition cleared.
																				DTI is lower than guideline maximum 41.48% compared to 43%. ; FICO is higher than guideline minimum 760 compared to 680.; Years in Field 5 years.
300007881	$499,000	UT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Statement from the Title Company and/or Closing Agent verifying that they have sent the documents out for recording.
																05/08/2015: recorded mortgage	05/08/2015: Audit review of recorded mortgage on 04/07/2015, documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 41.48% compared to 43%. ; FICO is higher than guideline minimum 760 compared to 680.; Years in Field 5 years.
300007881	$499,000	UT	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	File is missing the affiliated business disclosure. Please provide a signed affiliated business disclosure provided to the borrower within 3 days of the application date.	05/08/2015: No Affiliates was indicated per the checklist. 05/01/2015: No Affiliated Business used for this transaction
05/08/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 05/01/2015: Audit reviewed the lender rebuttal and has determine that a statement regarding no Affiliated Businesses at the time of application is required to be in the loan file.  Condition remains.
																				DTI is lower than guideline maximum 41.48% compared to 43%. ; FICO is higher than guideline minimum 760 compared to 680.; Years in Field 5 years.
300007881	$499,000	UT	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the file.	05/01/2015: CDA	05/01/2015: A CDA report reflecting a value of $630,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 41.48% compared to 43%. ; FICO is higher than guideline minimum 760 compared to 680.; Years in Field 5 years.
300008525	$647,092	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																05/08/2015: Stamp showing Mortgage sent for recording	05/08/2015: Audit reviewed Mortgage true and certified by settlement agent stamp that reflects sent for recording is deemed acceptable. Condition cleared.
300008525	$647,092	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/08/2015: CDA
05/08/2015: A CDA report reflecting a value of $809,000 which is a 0% variance was provided. Note city reflects as different but, per USPS both city names recognized for addresses in zip code. Condition Cleared.

300024006	$520,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)
The file is missing a third party fraud report.  Guidelines require an industry standard fraud report  be provided with the closed loan file along with any supporting document based on fraud report findings. Additional conditions may apply.
																07/31/2015: fraud report	07/31/2015: Fraud tool provided dated 07/30/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796.; Years in Field Borrower has 9 years in Field

300024006	$520,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T
A completed and signed IRS Form 4506-T from all borrowers will be required on all loans both prior to and at closing. The file only contains the 4506-T signed at closing for the borrower and co borrower. Additional conditions may apply.

07/30/2015: the fact that we have copies of the IRS Transcripts; this should be sufficient evidence that the borrowers signed a 4506T during underwriting. Don't believe the 4506T prior to closing is needed.

07/30/2015: Audit reviewed the lender rebuttal, as well as re-analyzed the loan documents, and has determined that a coverletter (p332) was located within the loan file and signed by borrower acknowledging the receipt of the 4506T at application. A 4506T was signed at closing and transcripts were provided. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796.; Years in Field Borrower has 9 years in Field

300024006	$520,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title
Missing copy of the preliminary title for $520,000.00.  (Preliminary in file does not reflect the amount of the insurance. Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy.)
																07/31/2015: CA attached	07/31/2015: Audit review of final HUD-1 reflects Lender Title policy limit as $520,000, documentation is deemed acceptable as evidence of insured amount. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796.; Years in Field Borrower has 9 years in Field

300024006	$520,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Rent
File contains copies of 14 rent payments. Guidelines require 0 X 30 lates in the past 24 months on all mortgages or rental history. Please provide a 2 year rental history. Additional conditions may apply.
																07/22/2015: page 1 is a ledger of the rent paid between June 2014 to June 2015. The remaining pages(2-15) are cancelled checks between June 2013 to June 2014. total of 24+ rental histories.	07/22/2015: Audit reviewed evidence of cancelled checks from 06/29/2013 through 06/01/2015, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796.; Years in Field Borrower has 9 years in Field

300024006	$520,000	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	The Servicing Disclosure Statement was missing from the loan file. Additional conditions may apply.	07/22/2015: Servicing Disclosure
07/22/2015: Audit review of The Servicing Disclosure Statement, dated 05/28/2015, is within three days of application date of 05/27/2015. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796.; Years in Field Borrower has 9 years in Field

300024006	$520,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	07/23/2015: Revised CDA
07/23/2015: A CDA report reflecting a value of $655,000 which is a 0% variance was provided. Condition Cleared.
 07/21/2015: CDA provided reflects an incorrect address spelling, CDA street name spelling does not reflect Note street spelling. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 34.13%.; FICO is higher than guideline minimum UW Guides require FICO of 740, loan qualified with FICO of 796.; Years in Field Borrower has 9 years in Field

110801133	$706,050	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history
Evidence of  mortgage payments for 08/2014 & 09/2014 (investment property) not provided in file.  Evidence of mortgage payments for 07/2014, 08/2014 and 09/2014 (investment property) not provided in file. Evidence of mortgage payments for 07/2014, 08/2014 and 09/2014 (investment property) not provided in file.
																	11/17/2014: Credit supplement provided indicates a 12+ mos mortgage history for all mortgages with 0 lates. Condition cleared.
110801133	$706,050	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Documentation of $15,000 of the $40,000 earnest money deposit was not provided in file. Only $25,000 of the earnest money deposit was verified.		11/17/2014: Audit has reviewed loan documents and determined evidence of EMD is not required as borrower has sufficient funds for closing and reserves. Condition cleared.
110801133	$706,050	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Evidence of mortgage payment amount and Lender not provided for second home. Evidence of mortgage payment amount and Lender not provided for departure residence. Additional conditions may apply.		11/17/2014: Credit report provided to evidence mortgage payments for both properties. Condition cleared.
110801133	$706,050	MN	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	Affiliated Business Disclosure is dated 07/16/2014 and the initial application date is 05/23/2014.
11/19/2014: Per RESPA, an Affiliated Business Disclosure is required to be provided to the borrower within 3 business days of the application date.  This loan will be rated a B as the Affiliated Business Disclosure was not provided to the borrower within 3 business of the application date.  Condition acknowledged.
																		Waiver	Originator
110801133	$706,050	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided in the file.
11/20/2014: Appraisal Field Review Report dated 11/19/2014 supports the appraised value of $885,000.  Condition cleared.
 11/17/2014: Appraisal Field Review Report provided is dated 09/27/2015. A revised Report with a correct date is required. Condition remains.

110802802	$637,150	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		12/05/2014: CDA provided reflecting reconciled value of $797,000 or 0% variance. Condition cleared.
300007880	$644,000	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the file.	05/13/2015: cda	05/13/2015: Field Review provided in lieu of CDA reflecting a value of $810,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300014855	$750,000	IL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud Report not provided.	06/25/2015: Fraud report	06/25/2015: Fraud tool provided dated 06/24/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.			FICO is higher than guideline minimum 756 > 740 credit score; Years on Job co-borrower has 10 yrs on job; Reserves are higher than guideline minimum 33.40 months reserves > 12 months required reserves
300014855	$750,000	IL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing corresponding GFEs to Changed Circumstance forms	GFE corresponding to Changed Circumstance form dated 06/11/2015 not provided.
06/25/2015: Please see upload.
 06/24/2015: Loan closed on 05/29/2015. The reviewer is looking for GFE Change of Circumstance from 06/11/2015, an event took place after settlement? Lender is assuming that the reviewer is referring to this doc where the borrowers indicating to 2 documents: (A)The GFE dated 03/31/15 was provided to the borrowers within 3 days of application date. (B)The Change of Circumstance dated on 04/01/2015 was provided to the borrowers within 3 business days.

06/25/2015: Audit reviewed the lender rebuttal and has determined that the LOE provided is acceptable. Condition cleared.
 06/24/2015: Audit has re-analyzed the loan documentation and has determined that the "Interest Rate & Guaranty Agreement" is dated 04/29/2015 and signed 04/30/2015, provide GFE within 3 days of that date.  Change of Circumstance GFE issuance (p208) provided was dated AFTER closing on 06/11/2015 for interest rate lock. Condition remains.
																				FICO is higher than guideline minimum 756 > 740 credit score; Years on Job co-borrower has 10 yrs on job; Reserves are higher than guideline minimum 33.40 months reserves > 12 months required reserves
300014855	$750,000	IL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		06/23/2015: CDA provided reflecting a value of $950,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 756 > 740 credit score; Years on Job co-borrower has 10 yrs on job; Reserves are higher than guideline minimum 33.40 months reserves > 12 months required reserves
300016196	$500,655	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	APN # on title commitment reflects APN # ending in 31 and the appraisal reflects APN # ending in 32.	6/30/15 Please find upload title for review	6/30/15 The lender provided an update title commitment showing the correction to the parcel # on page 3. Condition cleared.			DTI is lower than guideline maximum 39.18% DTI; FICO is higher than guideline minimum 762 FICO; Years in Field 12 years in same field
300016196	$500,655	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 04/08/2015 and the original application date is 12/29/2014.	6/30/15 Please find uploaded screen shot evidencing the disclosure documents sent to the borrower of which the Affiliated Business Arrangement was included.	6/30/15 The lender provided proof the disclosure was sent to the borrower within 3 days of the initial application date. Condition cleared.			DTI is lower than guideline maximum 39.18% DTI; FICO is higher than guideline minimum 762 FICO; Years in Field 12 years in same field
300016196	$500,655	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		06/26/15: CDA provided reflecting a value of $632,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 39.18% DTI; FICO is higher than guideline minimum 762 FICO; Years in Field 12 years in same field
300020128	$652,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Missing third party fraud report.	06/25/2015: Fraud Report	06/25/2015: Fraud tool provided dated 06/24/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
300020128	$652,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06/23/2015: A CDA report reflecting a value of $815,000 which is a 0% variance was provided. Condition Cleared.
300022537	$670,400	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Provide a 3rd party fraud report.	08/25/2015: Please find uploaded the complete fraud report 08/20/2015: Fraud has been uploaded for review
08/25/2015: Fraud tool provided dated 08/24/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 08/20/2015: Audit review of credit report documentation submitted is deemed unacceptable. Provide a complete 3rd party copy of a fraud report. Condition remains.

 DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%, the loan was qualified with a DTI of 35.59%; FICO is higher than guideline minimum The UW guidelines require a minimum credit score of 680, the loan was qualified with a 790 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 16.25 months of reserves.

300022537	$670,400	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Provide the source of funds for the deposit into the co-borrowers savings account on 3/16/2015.
08/13/2015: Bank statement identifying the $10,000 deposit states deposit from Asset #3 listed on 1003. The borrower's application lists this account with $17,000 plus as balance. The deposit is from borrower's own funds. please find application attached and bank statement

08/13/2015: Audit review of all documentation submitted is deemed acceptable. Asset #3 listed on 1003 is reflected on bank statements of Asset #1 listed on 1003.   Assets for #3 listed on 1003 were not used due to being transferred to Asset #1 listed on 1003. Condition cleared.

 DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%, the loan was qualified with a DTI of 35.59%; FICO is higher than guideline minimum The UW guidelines require a minimum credit score of 680, the loan was qualified with a 790 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 16.25 months of reserves.

300022537	$670,400	MD	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		08/12/2015: A CDA report reflecting a value of $842,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The UW guidelines allow a maximum DTI of 43%, the loan was qualified with a DTI of 35.59%; FICO is higher than guideline minimum The UW guidelines require a minimum credit score of 680, the loan was qualified with a 790 credit score.; Reserves are higher than guideline minimum The UW guidelines require 6 months of reserves, the loan was qualified with 16.25 months of reserves.

300040491	$484,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees
In the LOE for large deposits the borrower states $14,000 was taken from a credit card to transfer the balance of a Time Share they have. Provide a statement from the Time Share to verify the monthly maintenance fee.

09/02/2015: TimeShare
08/18/2015: if the borrowers assets were reduced to remove the $14K why do you still require a statement regarding the Time Share?
 08/17/2015: Note on bank statement list the balance of account was reduced to remove the $14,000

09/02/2015: Audit review of TimeShare documentation submitted reflects yearly Assessment Fee and is deemed acceptable. Condition cleared.
08/18/2015: Audit reviewed the lender rebuttal and has determined that a Time Share is a debt that is required to be included within the DTI. Provide a statement from the Time Share to verify the monthly maintenance fee -OR- verification that Time Share was sold. Condition remains.
 08/17/2015: Audit review of lender rebuttal, as well as the documentation submitted and has determined that the lender did not include the $14,000 in assets, however the Time Share issue was not addressed. Provide a statement from the Time Share to verify the monthly maintenance fee. Condition remains.

 DTI is lower than guideline maximum The UW guidelines allow up to 43%DTI, the loan was qualified with 25.70% DTI; FICO is higher than guideline minimum The UW guidelines require a 680 credit score, the loan was qualified with a 726 credit score.; Years on Job Borrower on same job for 5 years.

300040491	$484,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Provide proof of property fumigation by professional pest control company for bugs and rodents as per purchase contract.	08/17/2015: Per letter in file borrower's certify that all repairs listed on the sales contract have been met to their satisfaction
08/17/2015: Audit review of the letter in file reflects that borrower's certify that all repairs listed on the sales contract have been met to their satisfaction, documentation submitted is deemed acceptable. Condition cleared.

 DTI is lower than guideline maximum The UW guidelines allow up to 43%DTI, the loan was qualified with 25.70% DTI; FICO is higher than guideline minimum The UW guidelines require a 680 credit score, the loan was qualified with a 726 credit score.; Years on Job Borrower on same job for 5 years.

300040491	$484,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																09/02/2015: Executed Closing Agent Instruction
09/02/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum The UW guidelines allow up to 43%DTI, the loan was qualified with 25.70% DTI; FICO is higher than guideline minimum The UW guidelines require a 680 credit score, the loan was qualified with a 726 credit score.; Years on Job Borrower on same job for 5 years.

300040491	$484,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	Failure to Verify Assets	The borrower is $792.11 short in reserves. Assets verified $93,527.51 - cash to close $72,943 = 20,584.51 - 6 mo reserves $21,376.62 = (-$792.11)
The HUD-1 line 204 provides evidence of funds from 2nd totaling $60,450 and Home Equity disclosure provides terms of the $60,450. The borrower has provided evidence that they had $60,450 for subject transaction
 08/17/2015: loan file provides evidence of sufficient funds for closing and reserves. the borrower provides bank statements for two US bank accounts. The final balance on the 1st account listed on final 1003 was $44,778.79 but was reduced by $14,000 to a balance of $30,778.79 and the 2nd account had final balance of $10,953.08. The balance of both accounts in addition to the equity line provides verification of more then $102K. Verified Assets 2nd Loan - $60,450.00 The The 1st account listed on final 1003 balance of $30,778.79 on 5/19 was $44,778.79 but was reduced by $14,000.  $10,953.08 total assets verified $102,181.87

08/20/2015: Audit reviewed the loan file and has determined that the lack of reserves ($792.11) does not affect the overall ability to repay the subject loan.  Condition acknowledged. Loan will be rated a B.
 08/17/2015: Audit reviewed the lender rebuttal and has determined that no evidence was provided of funds withdrawn from the Equity Line and deposited into bank account for the use of reserves. Condition remains.
																		Exception	Aggregator
 DTI is lower than guideline maximum The UW guidelines allow up to 43%DTI, the loan was qualified with 25.70% DTI; FICO is higher than guideline minimum The UW guidelines require a 680 credit score, the loan was qualified with a 726 credit score.; Years on Job Borrower on same job for 5 years.

300040491	$484,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Provide a 3rd party fraud report	08/25/2015: Fraud Report	08/25/2015: Fraud tool provided dated 08/24/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 DTI is lower than guideline maximum The UW guidelines allow up to 43%DTI, the loan was qualified with 25.70% DTI; FICO is higher than guideline minimum The UW guidelines require a 680 credit score, the loan was qualified with a 726 credit score.; Years on Job Borrower on same job for 5 years.

300040491	$484,000	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		08/14/15: CDA provided reflecting a value of $606,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The UW guidelines allow up to 43%DTI, the loan was qualified with 25.70% DTI; FICO is higher than guideline minimum The UW guidelines require a 680 credit score, the loan was qualified with a 726 credit score.; Years on Job Borrower on same job for 5 years.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Acknowledged	B	B	CB	B	B	Terms/Guidelines	General Credit Exception
Ineligible second lien. The lenders guidelines state "The monthly payment of the second mortgage remains constant for each 12 month period over the term and only has a 1% increase in the interest rate" The 2nd lien adjustment/increase cap is 2%.

10/23/2015: Audit acknowledges that the 2nd lien adjustment/increase cap of 2% exceeds the guidelines, this does not affect the overall ability to repay the subject loan.  Condition acknowledged. Loan will be rated a B.
																		Exception	Aggregator
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Failure to obtain Documentation	The credit report was updated on 7/10/2015. Provide a LOE for the credit inquiries on 5/15/15 and 4/28/15 on pg 3 of the updated report.		10/01/2015: Lender provided inquiry letter showing no new debts and is dated post-closing. Loan will be rated a B. Condition cleared.
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Missing Co-Borrowers 2013 W2	09/04/2015: co-bwr 2013 W2 was on page 4 of her 2013 1040s	09/04/2015: Audit review of Co-Borrowers 2013 W2 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Explanation for refund from title company not provided in file.	10/12/2015: reason for the refund
10/12/2015: Audit review of refund explanation documentation submitted is deemed acceptable. Refund check was for the difference in the borrower's wire amount and required funds to close amount. Condition cleared.

 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception 2	Provide complete terms of withdrawal for the borrowers 401k plan. The only terms that were provided are for a change in jobs.	10/12/2015: terms of withdraw on the 401K plan 09/04/2015: 401K
10/12/2015: Audit review of terms of withdraw on the 401K plan documentation submitted is deemed acceptable. Condition cleared.
 10/01/2015: Audit received terms for an IRA account, but the assets are in a 401K. Please provide terms for 401K. 09/04/2015: Audit reviewed the lender rebuttal and has determine that per Guidelines, a borrower may use their 401K account as reserves if they provide documentation showing the accounts are vested and provide documentation showing the account allows withdrawals regardless of current employment status. Provide complete terms of withdrawal for the borrowers 401k plan. Condition remains.

 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Verify Assets
Document the following large deposits: $47,000 on 4/21/15 into the borrowers savings account. The funds came for a checking account at a different bank belonging to the borrower. The statement ending 04/24/15 was provided to show the transfer. Provide the statement ending 03/25/15 to document the funds were properly seasoned prior to the transfer.

10/14/2015: Please find uploaded account statement for savings evidencing balance of $52,078.68 for January 29 through February 26, 2015. In addition loan file previously uploaded provide same account number for March through April with balance of $52,080.79. The confirms borrower had sufficient assets in savings to transfer to checking which supports large deposit of $50K which borrower then wrote check for $47,000
																	10/14/2015: Audit review of all documentation submitted is deemed acceptable. 4 months Bank Statements provided confirm that the borrower had sufficient funds to transfer. Condition cleared.
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	Provide a 3rd party fraud report with OFAC search.	09/08/2015: Fraud guard	09/08/2015: Fraud tool provided dated 09/03/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage due to missing W2.	09/04/2015: C-bwr 2013 W2 was provided with the credit file, please refer to page 17 of 506 or see attached.	09/04/2015: Audit review of Co-Borrowers 2013 W2 documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300034793	$540,000	MN	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		09/02/15: CDA provided reflecting a value of $680,500 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum The UW guides allow a 43% max DTI. Loan qualified with a 23.98% DTI; FICO is higher than guideline minimum UW guides require a minimum credit score of 680. The loan was qualified with a credit score of 768; Reserves are higher than guideline minimum THE UW guides require 6 months or reserves. The loan was qualified with 20.30 months of reserves.

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Paystubs in file are greater than 90 days old. Guidelines require income documentation to be no greater than 90 days prior to note date.	11/12/2015: lender GL required the paystub dated within 30 days from registration date. the loan was registered on 06.23.15. paystubs are within GL requirements.
11/12/2015: Audit concurs with Lender Rebuttal, guidelines state that "paystub must be dated no earlier than 30 days prior to the loan registration date...". Paystubs provided are dated 05/15/2015 through 06/19/2015. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Inconsistent Documentation	Flood Certification in file provided by different company than listed on final HUD-1.	11/12/2015: Flood Cert as ID on the HUD1, line 807	11/12/2015: Audit review of Flood Certification reflects correct company as stated on HUD-1, documentation submitted is deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing current Balance Sheet for Borrower's schedule C company. Per appendix Q , both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

12/03/2015: After further review lender's income analyst states form 2106 not used as schedule C gives the borrower a greater tax advantage by decreasing tax liability. In addition schedule C does not provide evidence of a business employer ID. no balance sheet would be required
 11/13/2015: Borrower is a commissioned sales man with 20 years service with his current employer. He is compensated with a base salary and commission and is paid on a w2 not a 1099. He is partially reimbursed for his vehicle expenses used in the course of his work. The 2014 and 2013 tax returns that include the schedule C show the amount reimbursed as his gross sales and car expense on line 9. There are no assets or liabilities associated with the company to use in preparing this document.

12/03/2015: Audit reviewed the lender rebuttal and has determine that the LOX provided by tax account confirms that Schedule C income gives the borrower a greater tax advantage by decreasing tax liability. In addition schedule C does not provide evidence of a business employer ID., the Schedule C income is for work mileage reimbursement. Therefore, a Balance Sheet is not required. Condition cleared.
11/17/2015: Audit reviewed the lender rebuttal and has determine that Schedule C is to report income or loss of a business you operated as a sole proprietor. Borrower can claim unreimbursed business expenses as a W2 employee on form 2106 attached to Schedule A. Provide a LOX as to the Schedule C income reflected on tax returns. Condition remains.
 11/13/2015: E-mailed compliance, please advise.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Missing current Balance Sheet for Borrower's schedule C company. Per appendix Q , both Profit & Loss Statement and Balance Sheet are required in order for the loan to be classified as a Qualified Mortgage.

11/13/2015: Borrower is a commissioned sales man with 20 years service with his current employer. He is compensated with a base salary and commission and is paid on a w2 not a 1099. He is partially reimbursed for his vehicle expenses used in the course of his work. The 2014 and 2013 tax returns that include the schedule C show the amount reimbursed as his gross sales and car expense on line 9. There are no assets or liabilities associated with the company to use in preparing this document.

12/03/2015: Audit reviewed the lender rebuttal and has determine that the LOX provided by tax account confirms that Schedule C income gives the borrower a greater tax advantage by decreasing tax liability. In addition schedule C does not provide evidence of a business employer ID., the Schedule C income is for work mileage reimbursement. Therefore, a Balance Sheet is not required. Condition cleared.
11/17/2015: Audit reviewed the lender rebuttal and has determine that Schedule C is to report income or loss of a business you operated as a sole proprietor. Borrower can claim unreimbursed business expenses as a W2 employee on form 2106 attached to Schedule A. Provide a LOX as to the Schedule C income reflected on tax returns. Condition remains.
 11/13/2015: E-mailed compliance, please advise.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	Affiliated Business Disclosure missing from file. Lender to verify that the disclosure was provided within 3 days of the application date.	11/12/2015: page 7 stated No Affiliates were used if checked. page 2 the No Affiliates box was checked.	11/12/2015: Audit review of lender statement regarding no Affiliated Businesses is deemed acceptable, condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Illegible Document	Final HUD-1 is illegible.	11/12/2015: please magnify the HUD1 for more legible reading	11/12/2015: Audit has re-analyzed the HUD-1 fees and has determined that fees are accurate and Compliance testing passes. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300067801	$722,000	UT	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/11/2015: CDA provided reflecting a value of $930,000 which is a -7.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.81%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 740; Years on Job Borrower has 20 years on job

300072347	$940,000	DC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Guidelines require for investment income on a rental property; 1.)  Evidence of Rent Loss Insurance covering at least 6 months gross monthly rental income if used to qualify (unable to determine per dec pg provided pg 433). 2.)  Borrower must have a 2-year history of managing rental properties when rental income is used to qualify, subject borrower does not have.
																10/28/2015: Please refer to page 8 to 9 on Rental Income where the property is not the subject property. Since the rental unit was obtained after the recent tax year. A 12 month lease is all required.
10/28/2015:  Audit concurs with the lender rebuttal and has determine that per guidelines for Rental Income-Not the Subject Property, a 12 month Lease Agreement can be used to verify rental income in lieu of tax returns. A current 12 month lease was provided within the loan file. Hazard Insurance was provided within the loan file, and reflects evidence of Rental Loss.  Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705.; Years in Field Borrower has 25 years in Field.

300072347	$940,000	DC	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special Information Booklet / Home Loan Toolkit
Special information booklet not provided in file. Please provide documentary evidence, such as a screen print, a list of disclosures that are automatically generated by a document system showing the date of the package sent to the borrower. Additional conditions may apply.
																11/11/2015: Screen print the HUD Booklet was sent.
11/11/2015: Audit review of Special information booklet print screen verifies sent initial date of 08/11/2015, and is within three days of application date of 08/10/2015. Documentation submitted is deemed acceptable, condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705.; Years in Field Borrower has 25 years in Field.

300072347	$940,000	DC	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																	11/03/2015: Received title policy with intent to record. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705.; Years in Field Borrower has 25 years in Field.

300072347	$940,000	DC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/26/15: CDA reflecting a value of $1,175,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 41.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 705.; Years in Field Borrower has 25 years in Field.

300071069	$1,176,000	VA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	A verbal verification of employment not provided for Co-borrower dated prior to closing. A post-close VVOE only provided dated 11/20/15.		12/22/2015 Copy of VVOE for co-borrower provided dated 10/26/2015, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years on Job Borrower has 14 years in Field and 8 years on the job  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.62%

300071069	$1,176,000	VA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Missing letter of explanation of the credit inquiries appearing on the credit report, pg 648-649 was left blank.	12/15/2015: borrowers were shopping for mortgage.	12/15/2015: Audit review of LOE stating "mortgage shopping" signed by borrower was provided, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years on Job Borrower has 14 years in Field and 8 years on the job  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.62%

300071069	$1,176,000	VA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Loan does not meet criteria for Qualified Mortgage, a verbal verification of employment not provided for Co-borrower dated prior to closing. A post-close VVOE only provided dated 11/20/15.		12/22/2015 Copy of VVOE for co-borrower provided dated 10/26/2015, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years on Job Borrower has 14 years in Field and 8 years on the job  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.62%

300071069	$1,176,000	VA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Final HUD not provided – unable to complete Compliance Review	Final amended HUD I provided in loan file is not executed by the borrowers nor the closing agent.	12/15/2015: the buyers and seller signed acknowledgement of receipt of the HUD1 settlement statement.	12/15/2015: Audit review of signed HUD-1 acknowledgement by all parties was provided, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years on Job Borrower has 14 years in Field and 8 years on the job  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.62%

300071069	$1,176,000	VA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.		12/23/15: Desk Review provided with reviewed value of $1,500,000 or 0% variance. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 777; Years on Job Borrower has 14 years in Field and 8 years on the job  ; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 35.62%

110776304	$564,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third party fraud tool was not provided.	10/01/2014: Lender supplied third party Fraud Tool.	10/01/2014: Fraud tool provided dated 09/23/2014. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.			DTI is lower than guideline maximum 33.42% < 43%; FICO is higher than guideline minimum 795 > 680; CLTV is lower than guideline maximum 80% < 905
110776304	$564,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Lender guidelines require 4506T to be executed and transcript documentation must be provided. The transcripts were not provided.	10/01/2014: Transcripts provide.	10/01/2014: Transcripts provided were requested from IRS on 9/25/2014 which is post close as loan funded on 09/19/2014. Loan will be rated a B. Condition cleared.			DTI is lower than guideline maximum 33.42% < 43%; FICO is higher than guideline minimum 795 > 680; CLTV is lower than guideline maximum 80% < 905
110776304	$564,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE	Changed Circumstance forms for GFE's dated 08/25/2014 (pg 371, and 09/11/2014 (pg 164) not provided.	10/03/14: Lender provided lock confirmation. 10/02/14: Lender provided a change circumstance form.
10/08/14: Rate lock confirmation is an acceptable form of change circumstance. Condition cleared.
10/07/2014: Lock confirmation provided does not indicate reason for fee increase to $11,566.14 (GFE dated 8/25/2014) from $6,658.48 (GFE dated 08/20/2014). Condition remains.
 10/02/14: Audit reviewed the loan file and determined that a change circumstance is required for GFE dated 08/25/14. The form provided does not disclose what change took place causing the fees to increase. Lender must prove a valid change circumstance occurred within 3 days of provided the new initial GFE on 08/25/14. Audit has further acknowledged that GFE provided on 9/11/14 is acceptable per the change circumstance form provided. Condition remains.
																				DTI is lower than guideline maximum 33.42% < 43%; FICO is higher than guideline minimum 795 > 680; CLTV is lower than guideline maximum 80% < 905
110776304	$564,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		10/07/2014: CDA provided reflecting reconciled value of $707,000 or 0% variance. Condition cleared.			DTI is lower than guideline maximum 33.42% < 43%; FICO is higher than guideline minimum 795 > 680; CLTV is lower than guideline maximum 80% < 905
110845657	$439,200	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure dated 10/28/2014 is not signed buy the Borrower		12/31/2014: An executed Affiliated Business disclosure was provided. Condition cleared.
110845657	$439,200	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		12/30/2014: CDA provided reflecting reconciled value of $557,000 or 0% variance. Condition cleared.
300037471	$516,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence that REO property in United Kingdom is owned Free and Clear not provided.		10/01/2015: Audit received the documentation and included in the borrower's DTI. Loan passes QM testing. Condition cleared. 09/30/2015: Emailed compliance
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.20%; General Comp Factor 1 Borrower has 7 years on job

300037471	$516,000	FL	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The most recent 401k statement is missing from file. Two consecutive months assets statements are required.	08/18/2015: Please find uploaded 401K snapshot evidencing increased balance. Also note the March statement provides previous balance of $149K	08/18/2015: Audit review of 401K snapshot evidencing increased balance, dated 06/24/2015, documentation submitted is deemed acceptable. Prior 401k statement was quarterly. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.20%; General Comp Factor 1 Borrower has 7 years on job

300037471	$516,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 4 Good Faith Estimates in file. The GFE dated 11/24/2014 reflects loan amount of $500,000 and interest rate of 3.946% and the GFE dated 06/25/2015 reflects loan amount of $520,000 and interest rate of 4.75%. The GFE dated 06/25/2015 reflects adjusted origination fees of -$275.00, the GFE dated 07/02/2015 reflects adjusted origination fees of -$270.00 and the GFE dated 07/14/2015 reflects adjusted origination fees as $375.00. The file does not contain a Change of Circumstance form for these changes.
																08/19/2015: COC form has been uploaded for review	08/19/2015: Audit review of RESPA Post Closing GFE Review reflects all changes, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.20%; General Comp Factor 1 Borrower has 7 years on job

300037471	$516,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing corresponding GFEs to Changed Circumstance forms	Changed Circumstance forms dated 07/07/2015 and 07/09/2015 do not have corresponding GFE's.
08/20/2015: The notices of change in mortgage terms dated 7/7 and 7/9 reference a change in the monthly taxes and insurance which is escrow related (boxes 9-11) and we are not required to issue GFE’s for changes in these boxes alone. No loan amount changes occurred during those dates. A GFE is not required for this.
 08/19/2015: Please find uploaded documented COC form

08/20/2015: Audit concurs with the lender rebuttal and has determine that the change in escrows do not require new GFE's. Condition cleared.
 08/19/2015: Audit review of all documentation submitted is deemed unacceptable. Evidence of GFE's dated 07/07/2015 and 07/09/2015 was not provided. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.20%; General Comp Factor 1 Borrower has 7 years on job

300037471	$516,000	FL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Originator employment with Origination Company from application does not match NMLS result	NMLS result for loan originator does not match application. Originator was prior employee of originator but not at time of application or closing.
08/18/2015: Company: Lender, arrow NMLS ID # Start Date:03/10/2014 End Date: 08/12/2015 lease find NMLS uploaded. Original interview date for application was taken 11/21/14 with signature date 6/26/15 and within valid time period of originators start and end dates.
																	08/18/2015: Audit review of NMLS individual history reflects valid employment, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.20%; General Comp Factor 1 Borrower has 7 years on job

300037471	$516,000	FL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.		08/13/15: CDA provided reflecting a value of $645,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 694; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 29.20%; General Comp Factor 1 Borrower has 7 years on job

300002671	$459,920	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Per Appendix Q, a creditor must verify the consumer's employment for the most recent two full years.  Missing verbal verification of employment for previous job that started on 09/1/2013 per 1003 application.

2/13/2015: The requirement is not that you provide a verbal verification for previous employment but that you verify that the borrower has a 2 year employment history. A Verbal verification evidencing the borrower as employed with current employer was provided within 10 days of closing as required per guidelines

2/13/2015: Audit has reanalyzed the loan file and determined based on the explanation of employment history provided there were no gaps in employment that span > 1 month. Condition cleared.
 2/13/2015: Documented evidence to support the most recent 2 years employment history was provided, however, per Appendix Q, a creditor must document evidence any gaps in employment that span > 1 month. Per the 1003 application the borrower end date with previous employer was 03/31/2014, however there was no documentation in file to support.  Condition remains.
																				FICO is higher than guideline minimum 813 Fico; Reserves are higher than guideline minimum $34,813 excess reserves; Years in Field 10 years in field of employment
300002671	$459,920	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		2/13/2015: A CDA Report with a reconciled value of $575,000 at 0% variance was provided. Condition cleared.			FICO is higher than guideline minimum 813 Fico; Reserves are higher than guideline minimum $34,813 excess reserves; Years in Field 10 years in field of employment
300005145	$477,700	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide proof of taxes and insurance amount for departing residence. The mortgage statement in the file does not break down what is escrowed.
03/02/2015: Please find uploaded credit supplement which states taxes and insurance as included in payment of $2096 03/02/2015: Other than Property Tax, Home Owner Insurance, MI, what other housing related expense would be escrowed? Would the reviewer explain in detail what other housing expenses would be escrowed? The payment coupon from mortgage company showing the total amount: Principal, Interest, MI, escrowed(tax and Ins).  03/02/2015: Tax, Ins and MI are escrowed with mortgage company. Why reviewer wants the breakdown of the individual amount?

03/02/2015: Credit supplement provided showing that the payment includes taxes and insurance. Condition cleared. 03/02/2015: Cannot verify what was escrowed from the mortgage statement provided.  Borrower could have elected not to escrow taxes and only escrowed insurances or vice versa.  Without evidence breaking down that both were escrowed, we are assuming they were.  If the borrower elected not to escrow insurance, then it wouldn't be counted in the DTI, so we must validate that it was escrowed.  03/02/2015: Audit reviewed the lender rebuttal and the Mortgage statement. The statement provided does not states what is escrowed.  Cannot verify that both taxes and insurances were escrowed to assure correct PITI payment was utilized when calculating debt.  Need a copy of the taxes and insurances or a mortgage statement breaking down the taxes and insurance escrowed. Condition remains.
																				Reserves are higher than guideline minimum 110,548.47 excess verified reserves.; DTI is lower than guideline maximum 25.52% DTI.; FICO is higher than guideline minimum 808 credit score.
300005145	$477,700	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	LTV Exceeds Guideline Limit	85% LTV > 80% max per guidelines.
03/02/2015: Audit received the lender matrix showing 85% LTV/CLTV allowed for purchase transaction with max 40% DTI and min 740 credit score.  Borrower is also required to have 18 months reserves.  Borrower qualifies on all new matrix data.  Condition cleared.
																				Reserves are higher than guideline minimum 110,548.47 excess verified reserves.; DTI is lower than guideline maximum 25.52% DTI.; FICO is higher than guideline minimum 808 credit score.
300005145	$477,700	TX	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	The disclosure is not signed.	03/04/2015: Please find attached copy of unsigned disclosure along with screen shot evidencing borrower e-signed on 1/10	03/04/2015: Lender provided AFBD dated 01/07/2015 along with evidence the borrower esigned on 01/10/2015. Condition cleared.			Reserves are higher than guideline minimum 110,548.47 excess verified reserves.; DTI is lower than guideline maximum 25.52% DTI.; FICO is higher than guideline minimum 808 credit score.
300005145	$477,700	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		03/02/15: CDA provided reflecting a value of $585,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 110,548.47 excess verified reserves.; DTI is lower than guideline maximum 25.52% DTI.; FICO is higher than guideline minimum 808 credit score.
300007742	$783,200	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note	Provide copy of 2nd Note and Deed of Trust in the amount of $97,082.10	05/06/2015: 2nd lien HELOC Agreement	05/06/2015: Audit review of signed 2nd lien HELOC Agreement documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 37.92% DTI ; FICO is higher than guideline minimum 782 FICO ; Reserves are higher than guideline minimum 51.70 months reserves
300007742	$783,200	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Provide Mortgage payment history from 04/2013 to 11/2014 to reflect 0x30. Only 6 months history review reflects on the credit report.	05/06/2015: mortgages payment histories	05/06/2015: Audit review of mortgages payment histories reflects 48 and 99 months with 0x30 lates, documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 37.92% DTI ; FICO is higher than guideline minimum 782 FICO ; Reserves are higher than guideline minimum 51.70 months reserves
300007742	$783,200	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	05/06/2015: CDA	05/06/2015: A CDA report reflecting a value of $985,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 37.92% DTI ; FICO is higher than guideline minimum 782 FICO ; Reserves are higher than guideline minimum 51.70 months reserves
300008101	$580,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing hazard insurance declaration
The original declaration page from the homeowner’s insurance policy must be included in the loan file. Please provide a copy of the declaration page for the subject property. Additional conditions may apply
																04/21/2015: HOI Declaration Page	04/21/2015: Audit review of homeowner’s insurance policy documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 26.52% compared to 43%; Reserves are higher than guideline minimum 85 compared to 6; FICO is higher than guideline minimum 802 compared to 680.
300008101	$580,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the file.	04/21/2015: CDA	04/21/2015: A CDA report reflecting a value of $725,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 26.52% compared to 43%; Reserves are higher than guideline minimum 85 compared to 6; FICO is higher than guideline minimum 802 compared to 680.
300008101	$580,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	GFE is not in compliance	GFE dated 3/26/15 states the borrower has an escrow account; HUD and Final TIL does not have escrows. Provide corrected GFE.	04/21/2015: Per CFPB some final costs can change.	04/21/2015: Audit concurs with lender, the initial escrow deposit is a cost that can change between GFE and closing. Escrow waiver was provided in loan file. Condition cleared.			DTI is lower than guideline maximum 26.52% compared to 43%; Reserves are higher than guideline minimum 85 compared to 6; FICO is higher than guideline minimum 802 compared to 680.
300008101	$580,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 6 Good Faith Estimates in file. GFE dated 02/28/2015 reflects an interest rate of 3.410% and another GFE dated 03/04/2015 reflects an interest rate of 3.875% an increase greater than 0.125%.  The loan closed with an interest rate of 3.875%.  The file does not contain a Change of Circumstance form.

04/22/2015: find uploaded compliance QC evidencing 3/4 GFE issued for COC as customer's loan registered and rate locked
04/21/2015: The rule is not that a change circumstance form be generated but that a new GFE is provided to the borrower and the lender document the reason for the change
 04/21/2015: GFE dated 3.04.15 with higher rate was generated as a result of the borrower locking into a rate. The earlier GFE reflects a floating rate

04/22/2015: Audit review of RESPA Post Closing GFE Review with Change Circumstance Comments for 03/04/2015 reflects "customer's loan was registered and rate locked". Documentation submitted is deemed acceptable. Condition cleared.
04/21/2015: Audit reviewed the lender rebuttal and has determine that Lender cannot issue a new GFE without a valid Change of Circumstance. Unable to determine the valid COC without the COC Form. Please provide. Condition remains.
 04/21/2015: Audit reviewed the lender rebuttal and has determine that a Change of Circumstance form is required to reflect the rate lock/change for new GFE dated 03/04/2015.  Condition remains.
																				DTI is lower than guideline maximum 26.52% compared to 43%; Reserves are higher than guideline minimum 85 compared to 6; FICO is higher than guideline minimum 802 compared to 680.
300008101	$580,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																04/21/2015: signed page from Closing Agent acknlowdged sending mortgage for recording.
04/21/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 26.52% compared to 43%; Reserves are higher than guideline minimum 85 compared to 6; FICO is higher than guideline minimum 802 compared to 680.
300008100	$1,468,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.		4/30/2015 CDA report reflecting a value of $ with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300008196	$576,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete 1003	The application is missing years in profession for Borrower	04/23/2015: Signed Application with Years on Profession.	04/23/2015: Audit review of 1003 documentation submitted is deemed acceptable. Condition cleared.			FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $410,662 excess verified reserves; Years in Primary Residence 13 years in primary residence
300008196	$576,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																04/23/2015: Signed Closing Agent Instructions.
04/23/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage immediately after closing,  documentation submitted is deemed acceptable, condition cleared.
																				FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $410,662 excess verified reserves; Years in Primary Residence 13 years in primary residence
300008196	$576,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing complete terms and condition for withdrawal from 401K reflected on page 451. Additional conditions may apply.
04/23/2015: borrower does not need the IRA for closing. if the account is removed the borrower would have sufficient verified assets to cover both closing costs and reserves. Please remove.
 04/23/2015: 401K account for qualifying the loan.

04/23/2015: Audit has re-analyzed the assets/reserves without 401k and has determined that assets/reserves are sufficient.  Total assets are $443,724.87 minus $7,000(EMD) minus $138,084.36 (CTC) minus $23,334.96 (primary) minus $10,659.72 (REO) equals $264,645.83.  Condition cleared.
 04/23/2015: Audit reviewed documentation submitted and has determined that the terms and conditions for withdrawal from 401K were not provided.  Condition remains.
																				FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $410,662 excess verified reserves; Years in Primary Residence 13 years in primary residence
300008196	$576,000	MO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Verbal Verification of Employment in file is dated 03/06/2015. No Verbal Verification in file that was performed prior to loan closing.	04/23/2015: Employer instructed Lender to obtain VOE from The WorkNumber.	04/23/2015: Audit review of the VOE from the work number, dated 04/08/2015, documentation submitted was within 10 days prior to the Note date. Condition cleared.			FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $410,662 excess verified reserves; Years in Primary Residence 13 years in primary residence
300008196	$576,000	MO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	Missing executed Affiliated Business Disclosure.	04/23/2015: Signed Affiliated Business Disclosure
04/23/2015: Audit review of executed Affiliated Business Disclosure, dated 03/04/2015, is within three days of application date of 03/04/2015. Documentation submitted is deemed acceptable, condition cleared.
																				FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $410,662 excess verified reserves; Years in Primary Residence 13 years in primary residence
300008196	$576,000	MO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.	04/23/2015: CDA	04/23/2015: A CDA report reflecting a value of $740,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 804 FICO; Reserves are higher than guideline minimum $410,662 excess verified reserves; Years in Primary Residence 13 years in primary residence
300008523	$480,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust	The Mortgage is missing from the file. Additional conditions may apply.	5/18/15 document uploaded	5/18/2015 The lender provided a copy of the mortgage. Condition cleared.			DTI is lower than guideline maximum 29.57% compared to 43%; FICO is higher than guideline minimum 801 FICO compared to 680.; Years in Field 18 years for the co borrower.
300008523	$480,000	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	The VVOE was not obtained within 10 days prior of note date. The file is missing the VVOE for the co borrower. Additional conditions may apply.	5/18/15 VVOE retrieved 4/15 within 10 days of note day provides employee status as ACTIVE.	5/18/15 The lender provided a copy of the VVOE dated within 10 days of the Note. Condition cleared.			DTI is lower than guideline maximum 29.57% compared to 43%; FICO is higher than guideline minimum 801 FICO compared to 680.; Years in Field 18 years for the co borrower.
300008523	$480,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/18/2015: Field Review	05/18/2015: Field Review provided in lieu of CDA reflecting a value of $640,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 29.57% compared to 43%; FICO is higher than guideline minimum 801 FICO compared to 680.; Years in Field 18 years for the co borrower.
300008523	$480,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided - compliance review is not complete	The final TIL was not provided in the file. Additional conditions may apply.	5/18/15 Document uploaded	5/18/2015 The lender provided the final TIL. Condition cleared.			DTI is lower than guideline maximum 29.57% compared to 43%; FICO is higher than guideline minimum 801 FICO compared to 680.; Years in Field 18 years for the co borrower.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	The Lender's approval required an explanation for inquiries on the credit report. Please provide explanation letter.
05/14/2015: per lender guidelines: 6.1.2. Credit Inquiries (Effective: 02/18/11) The borrower must explain in writing all inquiries shown on the credit report within the past 90 days for DU scored loans and 120 days for LP and manually underwritten loans to confirm that no new debt has The subject loan is a jumbo loan which is manually underwritten and not a scored loan.
 05/13/2015: Per credit report no inquires within the past 90 days other than the original Compass Bank inquiry 1/21/15, in which we have explanation letter. The other inquiries were made by the lender

05/14/2015: Audit concurs with the lender rebuttal, loan was manually underwritten and no new debt has been obtained that is not currently reflected in the credit report or the mortgage application.  Condition cleared.
 05/13/2015: Audit reviewed the lender rebuttal and has determine that the two credit inquiries on 1/21/15 and on 01/12/2015 are required to have an explanation letter.  Provide LOE for the inquiries, condition remains.

300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Third party fraud report not provided in file. OFAC search is not on credit report.	05/13/2015: Please find Fraud report uploaded	05/13/2015: Fraud tool provided dated 05/11/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Income Tax Schedules	Missing 2012 and 2014 1120S tax returns for co-borrower's business. Signed page one of 2012 and 2014 are provided in the file. Please provide all pages. Additional conditions may apply.	05/13/2015: Find uploaded 2012 and 2014 bunsiness returns	05/13/2015: Audit review of 2012 and 2014 1120S tax returns for co-borrower's business documentation submitted is deemed acceptable. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The Lender's approval requires front and back of canceled down payment check. Withdrawal is provided on bank printout, however, a copy of the check is missing.	05/12/2015: Please provide additional details regarding this item. Typically evidence via bank statements would be sufficient evidence,. Please provide the condition number
05/12/2015: Audit has re-analyzed the loan documents and determined that the Sales contract reflects $25,000 earnest money to be deposited upon acceptance of offer. The offer was accepted and signed on 03/12/2015 which coincides with bank statement reflecting a withdrawal of $25,000 on 03/12/2015. Sufficient evidence of the down payment was provided within the loan file.  Condition cleared.

300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss	Missing year to date 2015 P&L Statement for Co-borrower's business.
05/18/2015: Please find response uploaded for review
 05/15/2015: Per lenders underwriting management the income for the co-borrower was removed and not used for qualification. Please find final 1008 evidencing no income for co-borrower

05/18/2015: Audit has re-analyzed the loan documents, a 2014 Jan-Dec P&L was provided within the loan file dated 03/08/2015. Loan Application dated 03/13/2015, therefore a YTD 2015 P&L is not required.  Condition cleared.
 05/15/2015: Audit reviewed the lender rebuttal and has determine that a 2014 P&L is required. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore a 2014 P&L is required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor.

300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet	Missing year to date 2015 Balance Sheet for Co-borrower's business.
06/09/2015: please find uploaded the balance sheet
6/8/15 Although the doc stating P&L. The data are inline of a Balance Sheet. 05/20/2015: The co-borrowers self-employed income was not used as qualifying income. The final underwriting approval does not evidence any income for co-borrower. The balance sheet is a general documentation requirement for self-employed consumers for borrowers who are using self employed income for qualification. In this case the borrowers are not using any self employed income. Qualified Mortgage clarifies how eligibility will be determined. In this case eligiblilty is not determined by use of the co-borrowers income
 05/19/2015: please see upload

06/09/2015: Audit review of 2014 Balance Sheet dated 03/08/2015 documentation submitted is deemed acceptable. Condition cleared.
6/8/15 The lender submitted an additional copy of the Profit and Loss. A Separate Balance Sheet is still required. Condition not cleared. 05/20/2015: Audit reviewed the lender rebuttal and has determine that a Balance Sheet is required. While the income is not used in the DTI calculation, the unknown is what are the current debts that the client is responsible for and will that impact the response to the question “Are all debts included in the analysis and calculation of the DTI.  Accordingly, the implication is that the party has business income even though it is not being used which opens up the discussion for debts of the business that are the responsibility of the applicant/borrower that have to be reconciled.  Therefore a Balance Sheet is required for the loan to be classified as a Qualified Mortgage to be purchasable by Investor.
 05/19/2015: Audit has re-analyzed the loan documents, a 2014 Jan-Dec P&L was provided within the loan file for Co borrower’s business dated 03/08/2015, however the 2014 Balance Sheet reflecting assets and liabilities was not provided as required per QM.

300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosures dated 03/13/2015 and 03/17/2015 are not executed by the Borrowers.		6.5.15 An executed Affiliated business cannot be provided. Exception acknowledged retaining a grade of 'B'.	Waiver	Originator
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Verification of Employment in file is dated 04/14/2015. No Verbal Verification in file that was performed within 10 days of closing.
05/13/2015: Per lender guidelines: 8.2.5. Verbal Verification of Employment (Effective: 08/15/14 A Verbal Verification of Employment (VVOE) is required for each borrower using employment or self-employment income to qualify and must be obtained: • Within 10 business days prior to the note
																	5/13/2015: Audit review of the VOE for borrower, dated 04/14/2015, and VOE for co-borrower, dated 04/22/2015, documentation submitted were within 10 days prior to the Note. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																05/14/2015: Please find uploaded signed closing agent certification
05/14/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.

300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing 2012 and 20104 K-1s for Co-borrower's business. Additional conditions may apply.	05/13/2015: K-1's were uploaded with the business returns	05/13/2015: Audit review of 2012 and 2014 1120S tax returns for Co-borrower's business included K-1's, documentation submitted is deemed acceptable. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Ability to Repay Non-Compliant: Missing evidence that lender verified the borrower(s) employment in qualification
Appendix Q requires Self employed consumers to provide the following information:
a.Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;
b.For a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules;
c.Year To date profit and loss (P&L) statement and balance sheet; and
d.Business credit report for corporations and “S” corporations
 File is missing 2012 and 2014 1120S returns for Co-borrower’s business, 2012 and 2014 K-1s, P&L Statement and Balance Sheet for 2015 and a business credit report
																	06/09/2015: All income documentation submitted was acceptable, Appendix Q requirements have been met. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Initial escrow account disclosure not provided in file.	05/14/2015: Please find uploaded the signed initial escrow disclosure statement	05/14/2015: Audit review of Initial escrow account disclosure documentation submitted is deemed acceptable. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1	The 1100 section on the final, certified is off by $250.00. Please provide corrected HUD-1 or addendum reflecting other fees of $250	05/12/2015: Please find uploaded HUD title fee breakdown including $250	05/12/2015: Audit review of HUD title fee breakdown including $250 documentation submitted is deemed acceptable. Compliance testing passed. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage
Appendix Q requires Self employed consumers to provide the following information:
a.Signed, dated individual tax returns, with all applicable tax schedules for the most recent two years;
b.For a corporation, “S” corporation, or partnership, signed copies of Federal business income tax returns for the last two years, with all applicable tax schedules;
c.Year To date profit and loss (P&L) statement and balance sheet; and
d.Business credit report for corporations and “S” corporations
 File is missing 2012 and 2014 1120S returns for Co-Borrower's business, 2012 and 2014 K-1s, P&L Statement and Balance Sheet for 2015 and a business credit report
																	06/09/2015: All income documentation submitted was acceptable, Appendix Q requirements have been met. Condition cleared.
300008533	$1,000,000	AZ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	05/12/2015: CDA	05/12/2015: A CDA report reflecting a value of $1,250,000 which is a 0% variance was provided. Condition Cleared.
300038524	$562,500	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The appraisal reflects property is on a private road. Private road maintenance agreement not provided in file. Maintenance fee to maintain road not provided in file.		11/04/2015: Agreement provided. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 222 months reserves; Years on Job Borrower has 31 years on job

300038524	$562,500	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation	Translation for the document in French not provided in file.	10/14/2015: Translation to the French doc.	10/14/2015: Audit review of translation for documentation in French was submitted, and is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 222 months reserves; Years on Job Borrower has 31 years on job

300038524	$562,500	MA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Third Party Fraud Tool Supporting Documentation	The third party fraud report reflects a social security number alert. The alert was not cleared by the Lender.	10/08/2015: it's "Low Risk". Please refer to the attached screen print.	10/08/2015: Audit acknowledges that the lender did their due diligence in affirming the borrower's identity. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 222 months reserves; Years on Job Borrower has 31 years on job

300038524	$562,500	MA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 6 Good Faith Estimates in file. The GFE dated 03/19/2015 reflects the loan amount as $579,183.65 with an interest rate of 4.375% and the GFE dated 06/30/2015 reflects the loan amount as $562,500  with an interest rate of 4.50%.  The loan closed with a loan amount of $562,500 and interest rate of 4.50%.  The file does not contain a Change of Circumstance form.
																10/19/2015: COC form	10/19/2015: Audit review of Change of Circumstance form (RESPA Post Closing GFE Review) documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 222 months reserves; Years on Job Borrower has 31 years on job

300038524	$562,500	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		10/05/2015: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 749; Reserves are higher than guideline minimum UW Guides require 24 months reserves, loan qualified with 222 months reserves; Years on Job Borrower has 31 years on job

300010222	$640,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing HUD Homeownership Organization Counseling Disclosure	HUD Homeownership Organization Counseling Disclosure and list of agencies not provided in file	06/05/2015: find uploaded the counseling disclosure with signature page executed by borrowers
06/05/2015: Audit review of HUD Homeownership Organization Counseling Disclosure and list of agencies, dated 03/30/2015 (Monday), is within three days of application date of 03/25/2015 (Wednesday). Documentation submitted is deemed acceptable, condition cleared.

300010222	$640,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Initial Servicing Disclosure Statement not provided in file	06/05/2015: Please see upload
06/05/2015: Audit review of Initial Servicing Disclosure Statement, dated 03/30/2015 (Monday), is within three days of application date of 03/25/2015 (Wednesday). Documentation submitted is deemed acceptable, condition cleared.

300010222	$640,000	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 03/30/2015 and the original application date is 03/25/2015.	06/05/2015: Per system application was registered on 3/30 at which time the affiliated business disclosure was generated and sent to borrower. Please see screen shot uploaded
06/05/2015: Audit re-analysed the documentation and determined that 03/30/2015 (Monday) was within 3 days of the original application date of 03/25/2015 (Wednesday) with Saturday not being included. Condition cleared.
 06/05/2015: Audit reviewed the lender rebuttal, as well as the print screen provided, and has determined that per the print screen, Application taken date reflects 03/25/2015.  Provide print screen reflecting date the subject address was entered into the system.  Condition remains.

300010222	$640,000	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not [provided in file		06/04/2015: CDA provided reflecting a value of $805,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300040228	$852,000	KS	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	1008 not provided.	08/26/2015: Please find uploaded 1008 Underwriting approval	08/26/2015: Audit review of Conventional Underwriting Worksheet documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

300040228	$852,000	KS	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 5 Good Faith Estimates in file. GFE dated 04/07/2015 reflects Adjusted Origination Charges as -$2,820.00, the GFE dated 05/08/2015 reflects -$690.00 and the GFE dated 07/08/2015 reflects $375.00.  The GFE dated 07/24/2015 reflects no Lender Inspection Fee and the GFE dated 07/28/2015 reflects Lender Inspection Fee of $160.00 The file does not contain any Change of Circumstance forms.
																08/25/2015: Please find uploaded COC for subject loan	08/25/2015: Audit review of RESPA Post Closing GFE Review Sheet reflects all GFE's listed in original exception, documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

300040228	$852,000	KS	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assessor's Parcel Number is not consistent between Appraisal, Title, and/or Mortgage.	Assessor's Parcel Number on appraisal does not match Assessor's Parcel Number on title commitment.	08/26/2015: Parcel No.
08/26/2015: Audit review of Land Records Property Summary documentation submitted reflects two types of property identification numbers. Both number's are used to identify the property per County Records and are deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

300040228	$852,000	KS	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing rate lock verification	Rate lock verification not provided.
08/25/2015: Please find in lieu of rate lock confirmation the final commitment executed by borrower's acknowledging rate lock. In addition find system now stating borrower called to lock rate and system information regarding pricing information
																	08/25/2015: Audit review of Final Commitment reflects Rate Lock, documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

300040228	$852,000	KS	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Mortgage	Mortgage and Riders not provided.	08/26/2015: Please find uploaded the mortgage with riders if required	08/26/2015: Audit review of Mortgage and PUD Rider documentation submitted are deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

300040228	$852,000	KS	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.	08/20/2015: CDA	08/20/2015: A CDA report reflecting a value of $1,110,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 13.4 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 31.05%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 747

300013234	$512,000	NC	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Missing copy of title	Missing copy of the title for $512,000.00. Guidelines require that initial title report correctly reflects the information that will ultimately be on the title policy. Additional conditions may apply.	06/09/2015: Please find uploaded the title commitment for $512,000	06/09/2015: Audit review of title commitment for $512,000 documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.04% compared 43%.; FICO is higher than guideline minimum 773 compared to 680.; Reserves are higher than guideline minimum 10 months compared to 6.
300013234	$512,000	NC	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Final TIL not provided - compliance review is not complete	The final TIL is missing the signature page 2 of 2. Additional conditions may apply.	06/09/2015: Please find uploaded the final executed TIL for review	06/09/2015: Audit review of final executed TIL documentation submitted is deemed acceptable. Condition cleared.			DTI is lower than guideline maximum 36.04% compared 43%.; FICO is higher than guideline minimum 773 compared to 680.; Reserves are higher than guideline minimum 10 months compared to 6.
300013234	$512,000	NC	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was missing from the file.	06/09/2015: CDA	06/09/2015: A CDA report reflecting a value of $640,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 36.04% compared 43%.; FICO is higher than guideline minimum 773 compared to 680.; Reserves are higher than guideline minimum 10 months compared to 6.
300015231	$514,400	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 1008 or Underwriter Approval	The file is missing the 1008. Additional conditions may apply.	06/09/2015: 1008 Underwriting Worksheet
06/09/2015: Audit review of 1008 Underwriting Worksheet documentation submitted is deemed acceptable. Condition cleared.
 06/09/2015: Audit reviewed the lender rebuttal and found no attachment to download.  Condition remains.
																				DTI is lower than guideline maximum 25.43% compared to 43%. ; FICO is higher than guideline minimum 813 compared to 680.; Reserves are higher than guideline minimum 97 months compared to 6.
300015231	$514,400	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing mortgage/deed of trust
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Statement from the Title Company and/or Closing Agent verifying that they have sent the documents out for recording.
																06/11/2015: the Closing Agent stamped page 11 instead.
06/11/2015: Audit review of closing instructions by settlement agent reflects commitment to record mortgage in first lien position on or prior to disbursement date,  documentation submitted is deemed acceptable, condition cleared.
																				DTI is lower than guideline maximum 25.43% compared to 43%. ; FICO is higher than guideline minimum 813 compared to 680.; Reserves are higher than guideline minimum 97 months compared to 6.
300015231	$514,400	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	06/09/2015: CDA	06/09/2015: A CDA report reflecting a value of $650,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 25.43% compared to 43%. ; FICO is higher than guideline minimum 813 compared to 680.; Reserves are higher than guideline minimum 97 months compared to 6.
300034357	$540,000	CT	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Initial Escrow Account Disclosure not provided in file	07/16/2015: executed IEAS Disclosure	07/16/2015: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
300034357	$540,000	CT	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	07/15/2015: CDA	07/15/2015: CDA provided reflecting a value of $680,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300024005	$1,040,000	AL	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	RESPA	Good Faith Estimate does not disclose all lender fees charged on the HUD
08/28/2015: ****CONDITION AMMENDED*** Under Charges that Cannot Increase on the HUD-1, the lender charged an Origination Charge of $630 versus $470 reflected on the GFE.  The lender was required to provide a tolerance cure in the amount of $160.00. Please provide a certified, amended HUD-1 evidencing the tolerance cure. Please also provide evidence of cure provided to the borrower (via check and shipping label and notice of error/correction - Original condition: Under the charges that in total cannot increase, the Final HUD-1 shows an increase from $7,711 to $8,020. The Lender was required to provide a cure in the amount of $309.00

08/26/2015: Per Lender Compliance representative RESPA does not require the borrower to sign the amended HUD. There are no changes to the bottom line. Compliance rep has requested evidence to support request for sign HUD as HUD provide is labeled amendment
08/20/2015: Please find uploaded the amended HUD
 08/19/2015: Per Lender compliance review not sure where they are getting $309 it would only be $160 but anyway that was an agent error they just incorrectly put the inspection fee in the origination charge. I have obtained an amended HUD so no refund is owed.

08/31/2015: Condition acknowledged. Loan will be rated a B for all agencies. 08/28/2015: Audit, please see amended condition. 08/26/2015: Audit reviewed the lender rebuttal and has determined that since property is not located in an escrow state, then the Final HUD-1 is required to be signed by the borrower.  Additionally, all Final HUD-1's are required to be stamped true and certified, even if amended. Condition remains.
08/20/2015: Audit review of amendment HUD-1 documentation submitted is deemed unacceptable. HUD-1 is not true certified by settlement agent or signed by the borrower. Condition remains.
 08/19/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that a revised true certified copy of the final HUD-1 is required with correct fees in the correct sections. Documentation provided, RESPA Post Closing GFE Review, is not sufficient evidence for the corrected HUD-1. Condition remains.
																		Waiver	Originator
300024005	$1,040,000	AL	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Failure to provide proof of OFAC Search	Third party fraud tool not provided which is required to verify OFAC	08/20/2015: Please find uploaded fraud report	08/20/2015: Fraud tool provided dated 08/18/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
300024005	$1,040,000	AL	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		08/14/2015: CDA provided reflecting a value of $1,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300035225	$490,048	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 5 Good Faith Estimates in file. The GFE dated 05/28/2015 reflects the loan amount as $489,930.81 and the GFE dated 06/16/2015 reflects the loan amount as $490,048.22.  The GFE dated 08/10/2015 reflects the adjusted origination charges as -$610.12 and the GFE dated 08/25/2015 reflect $2.44. The file does not contain any Change of Circumstance forms.
																09/18/2015: COC worksheet	09/18/2015: Audit review of Change of Circumstance forms reflects all changes to GFEs, documentation submitted is deemed acceptable. Condition cleared.
300035225	$490,048	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																09/18/2015: please find uploaded the closing agents executed correspondence
09/18/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage immediately after closing,  documentation provided is deemed acceptable, condition cleared.

300035225	$490,048	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/16/2015: CDA provided reflecting a value of $1,250,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing 2013 & 2014 complete 1040's as required by guidelines. 2013 tax transcripts show a schedule C business for co-borrower, therefore 1040's are required.
09/15/2015: Disagree with reviewer's findings. A income loss was reported on 2013 Schedule C. However, no Schedule C activity was reported on 2014 Tax Transcript. Whatever Schedule C activity took place in 2013 it ceased to exist in 2014.

09/15/2015: Audit reviewed the lender rebuttal and has re-analyzed the transcripts, and has determine that the most recent year (2014 Transcripts) does not reflect self-employed income.  Full Tax Returns are not required. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Source of $15,000 deposit to money market account on 06/15/2015 not provided in file.	09/15/2015: The borrower did not need the $15000.00 for closing or reserves. By removing the $15K the borrower still has sufficient liquid assets for closing/
09/15/2015: Audit reviewed the lender rebuttal and re-analyzed the loan documents, and has determined that the borrower still has sufficient liquid assets for closing/reserves without including the $15,000. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Verification of liquidation of IRAs for funds to close not provided in file. Borrowers are short $68,925.30 liquid funds to close. Lender included IRA account in liquid funds to close.
09/18/2015: Page 11 showing 2 liquidations from 2 IRA accounts totaling $85,000. Page 12 showing a withdraw in the amount of $111,192.97.
 09/15/2015: Disagree with findings. total liquid assets-$132,326. Funds needed for transaction-$117,193.

09/18/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that liquid asset verification is acceptable. Sufficient evidence of the required liquid funds was provided.  Condition cleared.
 09/15/2015: Audit reviewed the lender rebuttal and has determined that per Conventional UW Manual guidelines, proof of liquidation and receipt is required if IRA funds are needed to complete the transaction.  Liquid funds equal $48,267.67 and funds to close are $117,193. IRA funds are $176,093.78, therefore $68,925.30 of liquid funds are required from IRA to close. Condition remains.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment
Per Appendix Q, a creditor must verify the consumer’s employment for the most recent two full years, and the consumer must explain any gaps in employment that span one or more months. Verbal verification of employment for previous job not provided. Need complete 2 year history with no unexplained gaps in employment.
																09/15/2015: Please find uploaded work number verification evidencing borrower employed from 2007 through May 2015 with former employer Farmer's
09/15/2015: Audit review of the prior VOE from the work number, dated 06/23/2015, documentation submitted that verifies the consumer’s employment for the most recent two full years is deemed acceptable. Prior employment reflects 05/14/2007 through 05/15/2015 with current employment start date of 05/18/2015. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing LOE	Lender's approval requires an explanation of inquiries. LOE not provided in file.	09/15/2015: the inquiries made on 04.30.15 were by us. This is also the interview date on the application.	09/15/2015: Audit reviewed the lender rebuttal and has determined that the inquiries made on 04.30.15 are used by the lender and are deemed acceptable. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Document Error	Date Borrowers signed Final TIL is 07/30/2015 which is prior to Mortgage signing date of 07/31/2015. Provide Final TIL signed at closing 07/31/2015.	09/18/2015: No corrective action should be needed. This is a purchase loan so there is no rescission implications.	09/18/2015: Audit concurs with the Lender's rebuttal, no action required. Condition cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300026773	$460,000	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/14/2015: CDA provided reflecting a value of $576,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.92%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 775; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 33.3 months reserves

300034792	$484,000	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure is not signed by Borrower.	08/26/2015: please find ABA uploaded with electronic signature	08/26/2015: Audit review of electronic signature on the cover letter which reflects the Affiliated Business Disclosure document is deemed acceptable. Condition cleared.
300034792	$484,000	GA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.	08/20/2015: CDA	08/20/2015: A CDA report reflecting a value of $745,000 which is a 0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
300038416	$482,400	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	Note for simultaneous 2nd lien not provided. Additional conditions may apply.	08/28/2015: please find uploaded the Home Equity line agreement 08/17/2015: Please find uploaded terms of 2nd Lien
08/28/2015: Audit review of signed HELOC for the amount of $60,250 documentation submitted is deemed acceptable. Condition cleared.
 08/17/2015: Audit review of Loan Approval documentation submitted is deemed unacceptable. Provide signed copy of 2nd lien Note to verify terms and such. Condition remains.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.58%; Years on Job Borrower has 9 years on job

300038416	$482,400	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 3 Good Faith Estimates in file. GFE dated 06/15/2015 reflects the adjusted origination charge as $80.00 and the interest rate as 4.125% and the GFE dated 06/26/2015 reflects the adjusted origination charge as $685.00 and the interest rate as 4.25%. The file does not contain a Change of Circumstance form.
																08/17/2015: Please find uploaded COC	08/17/2015: Audit review of Change of Circumstance on the RESPA Post Closing GFE Review form reflects all changes, documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.58%; Years on Job Borrower has 9 years on job

300038416	$482,400	PA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud Report not provided.	08/24/2015: fraud report has been uploaded for review	08/24/2015: Fraud tool provided dated 08/20/2015. Audit reviewed and all red flags are cleared. Fraud tool was pulled post closing. Loan will be rated a B.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.58%; Years on Job Borrower has 9 years on job

300038416	$482,400	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided.		8/14/2015 A CDA report was provided supporting a value of $609,000, which is 0.0% variance.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.58%; Years on Job Borrower has 9 years on job

300038416	$482,400	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																08/19/2015: signed closing cert. uploaded for review	08/19/2015: Audit review of signed closing instructions by settlement agent reflects commitment to record mortgage, documentation provided is deemed acceptable, condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 810; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 37.58%; Years on Job Borrower has 9 years on job

300035228	$550,000	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Borrower's paystub is dated more than 90 days prior to Note date.	08/25/2015: the loan file provides income verification via work number prior to note date in lieu of paystubs	08/25/2015: Audit review of The Work Number dated 07/15/2015, in lieu of a paystub, reflects monthly salary as well as 2015 YTD. Documentation submitted is deemed acceptable. Condition cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.6 months reserves

300035228	$550,000	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete 1003	Final 1003 section X does not list Gender for Borrower or Co-Borrower.	08/26/2015: Final 1003 section “X” is “Not Required” to provide.
08/26/2015: Audit has re-analyzed the Final 1003 section “X” and determined that the box for "I do not with to furnish this information" was marked, therefore Gender is not required. Condition cleared.

 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.6 months reserves

300035228	$550,000	GA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.	08/20/2015:CDA	08/20/2015: Field Review provided in lieu of CDA reflecting a value of $920,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
 FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 785; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 32.68%; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 48.6 months reserves

300038469	$544,000	PA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TILA	TIL Interest Rate and Payment Summary is inaccurate	Lender did not disclose Home Owners Insurance escrow amount on TIL. HUD-1 verifies it is escrowed.	09/11/2015: Corrected Final TIL sent to borrower	09/11/2015: Audit review of Notification of error, evidence of shipment and re-disclosed TIL, documentation submitted is deemed acceptable. Loan will be rated a Fitch B.
300038469	$544,000	PA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA not provided.		08/31/15: Appraisal Review provided reflecting a value of $682,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing verification of HOA fees for departure residence.	08/17/2015: The departure residence is currently listed for sale with HOA fee identified as $26 per month	08/17/2015: Audit review of HOA documentation submitted is deemed acceptable. Condition cleared.
 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in the file is dated 06/30/2015 and the original application date is 06/22/2015.
08/17/2015: The subject property was not identified at time of telephone application. The application was taken as a pre-purchase. As identified by the AOS the agreement was made 6/29 and the property information provided to the Lender at which time the application was consider complete and initial TIL generated and sent to borrower

08/17/2015: Audit review of print screen for "Application Registration Confirmed" was provided within the loan file, and loan status date reflects as 06/30/2015. Disclosure was dated within 3 days of loan registration date/application date, condition cleared.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Missing evidence of a recorded mortgage, a final title policy with recorded data, closing instructions reflecting mortgage to be recorded or statement from the title company stating the documents have been sent for recording.
																08/17/2015: Please find uploaded the final title policy. We will continue to work on the recorded mortgage and notify you as soon as possible
08/20/2015: Audit review of title endorsement reflects recorded mortgage on 08/03/2015 (DB 55231, PG 15) documentation submitted is deemed acceptable, condition cleared.
 08/17/2015: Audit review of Short Form Title Policy does not include the recording date, documentation submitted is deemed unacceptable. Condition remains.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Joint access letter from spouse not provided for checking and savings accounts.
08/17/2015: Per the US bank deposit account agreement all owners have OWNER’S AUTHORITY Each owner of a personal account, or an agent for a non-personal account, acting alone, has the power to perform all the transactions available to the account. For example, each owner can: (1) make withdrawals by whatever means are available for the account; (2) make deposits by whatever means are allowed for the account; (3) obtain and release information about the account; (4) sign or authenticate any document in connection with the account (for example, an owner can endorse a check payable to a co-owner for deposit to a joint account); and (5) give rights to others to access the account (for example, any owner could grant a power of attorney to have access to the account). In addition, if you share ownership of an account with someone else (for example, you have a joint or multi-party account), then each of you can endorse items for deposit to the account on behalf of another owner. If there is shared ownership of an account, it is the intention of all

08/17/2015: Audit review of Bank Account Agreement documentation submitted reflects each owner has the authority to withdrawal, deposit, obtain and release information about the account, joint owners can endorse items for deposit to the account on behalf of another owner. Documentation is deemed acceptable. Condition cleared.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Copy of 2 months recent statements from college savings account not provided. This is required to source and season $66,781.33 deposits into savings account.
08/17/2015: The $66,781.33 was a gift. the file is documented with the gift letter and proof of donor's ability to give the gift. Letter from donor's bank dated 7/20/15 provides evidence of donors account opened 4/28/2003 with account balance as of 7/20/15 of $129,777.30. This is proof the donor had said funds to give gift. Seasoning not required as the donor is not on the subject loan
																	08/17/2015: Audit review of all documentation submitted is deemed acceptable. Gift letter provided and letter from bank confirming adequate funds in the account was provided. Condition cleared.
 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	LTV exceeds guidelines	LTV of 80.01 exceeds guideline of 80% LTV. Lender based LTV on purchase price of $689,045 instead of appraised value of $689,000.	08/17/2015: Per Lender guidelines with minimum credit score of 740 (borrower has scores of 743, 747 and 755) LTV/CLTV 85/85 with max loan amount of $1,500,000	08/17/2015: Audit review of new Guidelines dated 06/26/2015 documentation submitted are deemed acceptable. LTV/CLTV at 85/85%, Condition cleared.
 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not provided within 3 business days of application date.	The Affiliated Business Disclosure in the file is dated 06/30/2015 and the original application date is 06/22/2015.
08/17/2015: An application via telephone interview was completed on 6/22/15. However at time of telephone interview a property was not identified and application taken as pre-purchase. The lender did not have completed documentation for a complete application. As evidence by the agreement of sale dated 6/29 the property was identified and compliance docs generated and sent to borrower on 6/30.

08/17/2015: Audit review of print screen for "Application Registration Confirmed" was provided within the loan file, and loan status date reflects as 06/30/2015. Disclosure was dated within 3 days of loan registration date/application date, condition cleared.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	The Appraisal Disclosure in the file is dated 06/30/2015 and the original application date is 06/22/2015.
08/17/2015: The subject property was not identified at time of telephone application. The application was taken as a pre-purchase. As identified by the AOS the agreement was made 6/29 and the property information provided to the Lender at which time the application was consider complete and appraisal disclosure generated and sent to borrower

08/17/2015: Audit review of print screen for "Application Registration Confirmed" was provided within the loan file, and loan status date reflects as 06/30/2015. Disclosure was dated within 3 days of loan registration date/application date, condition cleared.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure in the file is dated 06/30/2015 and the original application date is 06/22/2015.
08/17/2015: The subject property was not identified at time of telephone application. The application was taken as a pre-purchase. As identified by the AOS the agreement was made 6/29 and the property information provided to the Lender at which time the application was consider complete and servicing disclosure generated and sent to borrower

08/17/2015: Audit review of print screen for "Application Registration Confirmed" was provided within the loan file, and loan status date reflects as 06/30/2015. Disclosure was dated within 3 days of loan registration date/application date, condition cleared.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The Good Faith Estimate in the file is dated 06/30/2015 and the original application date is 06/22/2015.
08/17/2015: As with the Affiliated Business Disclosure, The subject property for the subject loan was not identified at time of telephone interview application. The lender does not consider an application complete until the subject property is identified at which time the GFE was generated and sent to the borrower.

08/17/2015: Audit review of print screen for "Application Registration Confirmed" was provided within the loan file, and loan status date reflects as 06/30/2015. Disclosure was dated within 3 days of loan registration date/application date, condition cleared.

 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300038522	$551,236	GA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.		8/17/2015 08/17/15: CDA provided reflecting a value of $689,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Years on Job Borrower has 12 years on job; FICO is higher than guideline minimum UW Guides require FICO of 700, loan qualified with FICO of 747; Reserves are higher than guideline minimum UW Guides require 18 months reserves, loan qualified with 55.10 months reserves

300040227	$662,903	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient asset documentation in file - assets do not cover closing costs	Verified liquid assets are $6,807.18. Cash to close is $7,286.18. Borrower is short $479.00 for closing. Evidence sufficient funds were liquidated for closing not provided in file.	09/22/2015: assets sufficient for closing
11/24/2015: Audit received pre-loan consummation bank statement evidencing $7,379.46 in liquid funds. Additional condition added for 2 unsourced large deposits. Condition cleared. 09/22/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determined that an assumption cannot be made on the July bank statement end balance.  Audit cannot assume that their were no large withdrawals that further decreased the cash to close required. Provide the July bank statement reflecting sufficient funds were available for cash to close. Condition remains.

300040227	$662,903	MD	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned
Audit received bank statement dated pre-loan consummation showing just enough liquid funds for cash to close. Please provide evidence of 2 large unsourced deposits. One in the amount of $4,000 and the other for $8,000.
																	12/22/2015 Satisfactory source of funds provided for large deposit into the borrowers business checking account for $8400. Condition cleared.
300040227	$662,903	MD	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 3 Good Faith Estimates in file. The GFE dated 07/02/2015 reflects the loan amount as $642,486.17 and the GFE dated 07/08/2015 and 09/04/2015 reflect the loan amount as $662,903.  The loan closed with a loan amount of $662,903. The GFE dated 07/08/2015 reflects transfer tax of $280.00 and the GFE dated 09/04/2015 reflects transfer tax of $320.00  The file does not contain a Change of Circumstance form.
																09/23/2015: COC form	09/23/2015: Audit review of Change of Circumstance form reflects all GFE changes, documentation submitted is deemed acceptable. Condition cleared.
300040227	$662,903	MD	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		09/21/2015: CDA provided reflecting a value of $912,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300044218	$511,600	TX	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 4 Good Faith Estimates in file. GFE dated 07/28/2015 reflects credit report fee as $11.33 and the GFE dated 07/31/2015 reflects $19.33 and the GFE dated 08/20/2015 reflects $27.33.  The file does not contain any Change of Circumstance forms.
																09/16/2015: COC explanation	09/16/2015: Audit review of Change of Circumstance form reflects all GFE changes, documentation submitted is deemed acceptable. Condition cleared.
300044218	$511,600	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided.		09/04/2015: CDA provided reflecting a value of $650,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300044853	$502,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 3 Good Faith Estimates in file. GFE dated 08/03/2015 reflects the transfer tax as $0.00 and the GFE dated 08/19/2015 reflects $638.00.  The GFE dated 08/19/2015 reflects the credit report fee as $11.33 and the GFE dated 08/31/2015 reflects $19.33.  The file does not contain any Change of Circumstance forms.
																09/22/2015: COC form	09/22/2015: Audit review of Change of Circumstance form reflects GFE all changes, documentation submitted is deemed acceptable. Condition cleared.
300044853	$502,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		09/21/2015: CDA provided reflecting a value of $629,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared
300059456	$753,639	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The Lender's approval requires the most recent retirement account statements for both borrowers. Statement in file are dated 06/30/2015. Updated statements not provided in file.		11/19/2015: Credit docs are good for 4 months. Loan closed/funded just shy of 4 months from most recently dated asset doc. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 61.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 265 months reserves

300059456	$753,639	CA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Copy of mortgage provided in file, however please provide one of the following: 1.) Copy of the recorded Mortgage/Deed of Trust 2.) Final title policy with recorded data for Mortgage/Deed of Trust. 3.) Evidence that the Mortgage/Deed of Trust was required to be sent for recording ie... Statement from the Title Company and/or Closing Agent.
																	11/20/2015: Evidence of recording provided. Condition cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 61.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 265 months reserves

300059456	$753,639	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		11/17/15: CDA reflecting a value of $1,235,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 CLTV is lower than guideline maximum UW Guides maximum CLTV of 90%, loan qualified with CLTV of 61.02%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 804; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 265 months reserves

300071232	$495,200	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD I not provided, unable to complete compliance review. Additional conditions may apply. (please note: HUD I provided in file pg 79 is not executed by the borrowers nor closing agent)		11/18/2015: Reviewed Final HUD and compliance tests pass. Condition cleared.
300071232	$495,200	GA	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Document Error
Balance on Initial Escrow Account Disclosure in the amount of $1838.19 does not match HUD I in file ($1781.09), however need to verify balance on Final HUD I when submitted.  Additional conditions may apply.
																	11/18/2015: Received final HUD and confirmed that escrows were lower than disclosed. Condition cleared.
300071232	$495,200	GA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		11/17/2015: CDA provided reflecting a value of $620,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The sales contract includes riding lawn mower, lawn mower and weed wacker. Value of furnishing letter not provided in file.	11/13/2015: please see page 149 of the full file upload. Per the addendum to the sales contract the fixtures, riding lawn mower and weed wacker shall all be removed as inclusions	11/13/2015: Audit review of addendum to the sales contract reflects items shall all be removed as inclusions, documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Balance Sheet
Missing 2015 Balance Sheet for Borrower 3 1120S business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.  The balance sheet provided is a projected balance sheet for the year ending December 2015.
																11/13/2015: Borrower 3 provides PI and BS through 12/31/15. Both documents were uploaded with the full credit file. Please find re-loaded for your review	11/13/2015: Audit review of 2015 Balance Sheet documentation submitted was executed and dated 10/21/2015. Documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history
To verify rental payment history, the Lender's guidelines require a credit report verification from a professional management company or canceled checks with a signed copy of the lease.  The credit supplement verifies Borrower 3 rent history but it is not from a management company.

11/13/2015: Lender guidelines identify one of the following as an acceptable source of verification for rental history: 1. VOR 2. statement from landlord 3. credit report verification from a professional management company 4. credit supplement (which lender has provided for this loan) and 5. cancelled checks

11/13/2015: Audit concurs with Lender Rebuttal, per guidelines the Supplemental credit from the landlord is sufficient evidence for VOR.  Non-traditional credit requires copies of cancelled checks when verified by a Landlord, however non-traditional credit guides does not apply to the subject loan.  Documentation submitted is deemed acceptable. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Missing terms and condition of withdrawal for Borrower 2 401K.	11/18/2015: 401K withdraw terms	11/18/2015: Audit review of 401K documentation including withdraw terms was submitted and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing YTD Profit & Loss
Missing 2015 YTD Profit and Loss Statement for Borrower 3 1120S business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage and the Balance Sheet is missing from the file.  The P&L Statement provided is a projected P&L for the year ending December 2015.
																11/13/2015: Borrower 3 provides PI and BS through 12/31/15. Both documents were uploaded with the full credit file. Please find re-loaded for your review	11/13/2015: Audit review of 2015 P&L documentation submitted was executed and dated 10/21/2015. Documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	HUD-1 reflecting sale of departing residence is not singed/certified. Please provide certified copy.	11/18/2015: Final HUD1 on the departing property	11/18/2015: Audit review of executed Final HUD1 on the departing property documentation was submitted and is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Inconsistent Documentation
The HUD-1 reflects a credit to the buyers for tenant security deposit of $1670.  The appraisal reflects property is currently owner occupied. Final applications show all buyers intend to occupy as primary residence.  Please provide clarification.

11/16/2015: There are 2 dwellings at subject property. The appraisal identified there is a 2 bedroom guest house in the back of the property. There are interior photos of the guest house on page 13 of the appraisal. On page 12, section 10.6.1.2 of the sale agreement identified a lease on the second house. Whereas on page 14 section 16.2 stating will transfer the security deposit of the lease.

11/16/2015: Audit reviewed the lender rebuttal and has determined that the Appraisal does reflect the guest house along with pictures. The Sales agreement also addresses the lease for the guest house.  Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	QM/ATR	Loan does not meet criteria for Qualified Mortgage	Missing current P&L and Balance Sheet for Borrower 3 self employed business. Per appendix Q, both P&L & Balance Sheet are necessary for the loan to be classified as a Qualified Mortgage.	11/13/2015: Borrower 3 provides PI and BS through 12/31/15. Both documents were uploaded with the full credit file. Please find re-loaded for your review	11/13/2015: Audit review of 2015 P&L Statement/Balance Sheet documentation submitted was executed and dated 10/21/2015. Documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE
There are 2 Good Faith Estimates in file. GFE dated 09/24/2015 reflects an interest rate of 3.964% with closing costs of $6995.80 and another GFE dated 10/23/2015 reflects an interest rate of 4.125% with closing costs of $13037.25.  The loan closed with an interest rate of 4.125%.  The file does not contain a Change of Circumstance form.
																11/16/2015: COC Form	11/16/2015: Audit review of Change of Circumstance form documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1
Signed/certified HUD does not show the 2 escrow deposits made by Borrower 3 on 10/20 of $4000 & $20,000; does not appear to be final HUD.  Unable to complete compliance review.   Additional conditions may apply.

11/17/2015: The copies of cheques in the amount of $4,000 & $26,000 paid by borrower 3 which reflected on page 360 were copies sent by the Closing Agent to lender after closing of the loan; the entire closing package from the closing is attached. These 2 cheques can be found on page 18. In addition, page 19 showing a cheque in the amount of $77,667.83 which was held in a trust account which applied at closing. The Closing Agent forward lender evidence that borrower 3 paid partial closing funds in advance.
 11/16/2015: can the reviewer direct lender which page showing these 2 escrow deposits please.

11/17/2015: Audit reviewed Lender Rebuttal and has determined that the funds were applied to closing costs, documentation submitted is deemed acceptable. Condition cleared.
 11/16/2015: Audit has re-analyzed the loan documents, an Earnest Money Deposit (EMD) personal check from the borrower to the title company reflects date of 09/15/2015. Also provided within the loan file are copies of checks on page 360 for $4,000 and $26,000 from Borrower 3 to the title company on 10/20/2015. The HUD-1 does not reflect these amounts as part of the EMD. Condition remains.

 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300076644	$479,200	CO	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		11/11/2015: CDA provided reflecting a value of $600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 9 months reserves, loan qualified with 10 months reserves; FICO is higher than guideline minimum UW Guides require FICO of  680, loan qualified with FICO of 723; Years Self Employed Borrower has 5.25 years Self Employed

300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Title	Failure to obtain Title	Missing copy of the title commitment for $488,540.00. Title commitment in file shows loan amount of $488,696.00	03/11/2016: This is only the title commitment, not the Final Title Policy. Lender does not understand why this is an issue when the proposed coverage is more than the loan amount.
03/11/2016: Audit reviewed the lender rebuttal, as well as re-analyzed title documentation, and has determined that the CPL reflects lender name and the Final CD reflects title insurance. Condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	Missing 2015 tax transcripts or attempt to obtain showing No Record.	03/11/2016: borrower has until 04.15.16 to file the 2015 tax return.	03/11/2015: Audit concurs with the lender rebuttal, 2015 tax return deadline is 04/15/2016, therefore not applicable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Compliance	Acknowledged	B	B	RB	B	B	TRID	Incorrect disclosure of DID SHOP Fee (Section C)	Title Owners Coverage (optional) is listed in Section C of the LE and should be listed in Section H.	03/11/2016: The "Title - Owners Coverage" is listed on section "H" of the LE, please see attached LE.
03/11/2016: Audit consulted with compliance and determined that the LE naming convention was resolved, but would be considered a B for all agencies. 03/11/2016: Escalated to compliance for review.  Audit has reviewed and determined that there was a category classification issue on subject loan on the LE's.  There are 2 LE's in the file that are both dated 1/19/2016, one LE has the Title - Owners Coverage listed in "Section C" which is incorrect and the other LE has the Owners Coverage listed in "Section H" which is correct.
																		Waiver	Originator
300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Final Closing Disclosure Document does not match LE Document values for Principal & Interest – Projected Payment Table	Final Closing Disclosure Document does not match LE Document values for Principal & Interest – Projected Payment Table. LE shows Principal & Interest payment of $2,333.11 and CD shows $2,332.36.
03/11/2016: The principal amount reduced from $488,696 to $488,540 which resulting in less P&I monthly payment. Due to this is not any of the 3 conditions(technical error, miscalculations, or underestimations of charges) which required the issuing of a new LE, a subsequent LE was not issued.

03/11/2016: Audit has reviewed and determined that the loan amount was decreased which resulted in the P&I being reduced from the LE dated 1/19/2016 ($488,696) to the CD dated 2/12/2016 ($488,540) which verified that was a valid change, therefore condition cleared.

 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Affiliated Business Disclosure not executed	Affiliated Business Disclosure provided in file is not signed.	03/11/2016: The Affiliated Business Disclosure was sent and rec'd by borrowers electronically.	03/11/2016: Audit review of electronically executed Affiliated Business Disclosure documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Disclosure.	03/11/2016: signed initial escrow disclosure	03/11/2016: Audit review of executed Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300112119	$488,540	KS	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	03/10/2016: CDA	03/10/2016: A CDA report reflecting a value $615,000.00 which is a 0.0% variance was provided. Variance within acceptable tolerance. Condition Cleared.
 Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 81.1 months reserves; DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 16.49%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 739

300096222	$620,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Deposit to checking account of $7,500.00 on 12/07/2015 is not sourced. Statement reflects a transfer from an account that was not verified.
02/17/2016: Borrowers needed total $296,934 for the transaction: $159432(due at closing) + $137,502(6 months PITIA). Lender verified $355,563 in assets: $4,968 from savings, $20,440 from checking, $193,076 from outgoing property, $137,079 IRA. Borrowers had sufficient assets for this transaction backing out the un-sourced $7,500.

02/17/2016:  Audit re-calculated assets minus the $7,500 not sourced. Total assets are $300,727.92 (IRA acct @60%) minus $5,000.00 EMD minus $159,431.23 CTC minus $28,944.96 reserves minus $5,636.76 REO equals $101,714.97 minus $7,500 funds not sourced equals $94,214.97 remaining reserves. Reserves are deemed sufficient. Condition cleared.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28 months reserves

300096222	$620,000	TX	Underwriting Complete	SHQM	SHQM	Credit	Cleared	B	B	CB	B	B	Terms/Guidelines	Hazard Insurance Shortfall	The estimated cost to rebuild is greater than the loan amount. Certificate does not state guaranteed replacement coverage. Hazard insurance of $618,100, loan amount $620,000, shortfall of $1,900.	02/23/2016: Please find uploaded HOI with sufficient dwelling coverage up to $710,300. The increase in coverage increases the DTI slightly
02/23/2016: Audit review of HOI documentation submitted is deemed acceptable. An updated Hazard Insurance Declaration page was provided post closing with dwelling coverage increased to $710,300. Coverage is sufficient and loan will be graded a B.

 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28 months reserves

300096222	$620,000	TX	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	RESPA	Sufficient RESPA Cure provided on HUD-1
Under charges that cannot increase more than 10%, the final Closing Disclosure reflects a tolerance cure of $8.00 for a credit report charge in Section B.  Loan will be graded an A for all agencies except for Fitch with a grade of B.
																	2/12/2016: Final Closing Disclosure reflects a tolerance cure of $8.00 for a credit report charge in Section B. Loan will be graded an A for all agencies except for Fitch with a grade of B.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28 months reserves

300096222	$620,000	TX	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	TRID	Acknowledgement by all parties with a vested interest not documented	Borrower's spouse has vested interest in property per Deed of Trust and did not sign or acknowledge the CD.
02/17/2016: Per TILA-RESPA Integrated Disclosure rule 11.6 What if there is more than one consumer involved in a transaction? In transactions that are not rescindable, the closing Disclosure may be provided to any consumer with primary liability on the obligation
																	02/18/2016: Audit has determined that the finding is invalid for a purchase. Condition rescinded. 02/17/2016: e-mailed Compliance for reference of rule
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28 months reserves

300096222	$620,000	TX	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file.		02/12/2016: CDA provided reflecting a value of $816,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 DTI is lower than guideline maximum UW Guides maximum DTI of 43%, loan qualified with DTI of 28.76%; FICO is higher than guideline minimum UW Guides require FICO of 680, loan qualified with FICO of 780; Reserves are higher than guideline minimum UW Guides require 6 months reserves, loan qualified with 28 months reserves

300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	TRID	Written List of Service Providers not found or did not disclose at least one available provider for each service you can shop for.	Written list of Service providers was not provided within 3 business days of application.	04/07/2016: Affiliated Business Disclosure dated 02.06.16
04/07/2016: Audit re-analyzed WLSP within the loan file, and has determined that the application date of 02/04/2016 (Thursday) and WLSP date of 02/09/2016 (Tuesday) were within 3 days. Condition rescinded.

300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	TRID	Incorrect disclosure of Origination Charges - Section A	Fees in section A do not list a payee.		04/14/2016: Audit reviewed the loan file and determined that since the loan was originated as a retail loan, then the payee info in Section A is not required. Condition rescinded.
300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Rescind	A	A	RA	A	A	TRID	Missing corresponding C.O.C for most Recent L.E/C.D. in File	LE dated 2/9/2016 reflects a lender credit, a corresponding change of circumstance was not provided to support this change.
04/07/2016: The LE’s before the 2/9 LE were scenario LE’s they start off with a rate of 4.25 with z-pricing then the customer wanted to see a scenario with no z-pricing on with a rate of 3.964 but the ultimately settled on the rate with z-pricing on 2/09 when the loan was registered. COC is the customer shopping and determining what they wanted to do.

04/07/2016: Audit re-analysed loan file, and has determined that a COC is not required for the lender credit. COC not required for LE dated 02/09/2016 due to rate lock confirmation within the loan file. Condition rescinded.

300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Initial Escrow Account Disclosure	Missing Initial Escrow Account Disclosure	04/07/2016: Initial Escrow Account Disclosure	04/07/2016: Audit review of Initial Escrow Account Disclosure documentation submitted is deemed acceptable. Condition cleared.
300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	B	B	RB	B	B	TRID	Information required for CD 'Contact Information' section not completed, or completed in error	CD Contact Information does not show information for Buyer's Real Estate Broker. The Name, license info and phone # for seller's broker was not provided.		04/14/2016: Contact info missing for Real Estate Brokers is considered a non-material B for all agencies.
300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	B	RA	A	A	TRID	Services Borrower DID NOT SHOP Fee - Section B on C.D. exceeds LE Fee (0% Variance) - not supported by C.O.C.	Survey fee of $450 on LE increased to $650 on final CD. Refund to cure of $200 required.		4/4/2016: Lender credit reflected on final CD to cure tolerance. Loan will be graded B for Fitch and A for all other agencies.
300123187	$487,500	NJ	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		4/4/2016: CDA provided with a reconciled value of $650,000 or 0% variance is acceptable. Condition cleared.
300011181	$731,250	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third party fraud tool not provided. Additionally, need to verify OFAC.	05/22/2015: fraud guard report	05/22/2015: Fraud tool provided dated 04/16/2015. Audit reviewed and all red flags are cleared. Condition cleared.			CLTV is lower than guideline maximum 75% CLTV; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $18,877 excess verified reserves
300011181	$731,250	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $1,025,000 which is a 0% variance was provided. Condition Cleared.			CLTV is lower than guideline maximum 75% CLTV; FICO is higher than guideline minimum 787 FICO; Reserves are higher than guideline minimum $18,877 excess verified reserves